UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1. Reports to Stockholders

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

September 30, 2017

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting optimummutualfunds.com/literature or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2017, and subject to change for events occurring after such a date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), which is a US registered investment advisor. The Funds are distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2017 to Sept. 30, 2017.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,026.60	1.10%	$5.59
Class C	1,000.00	1,022.40	1.85%	9.38
Institutional Class	1,000.00	1,027.70	0.85%	4.32

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.55	1.10%	$5.57
Class C	1,000.00	1,015.79	1.85%	9.35
Institutional Class	1,000.00	1,020.81	0.85%	4.31

Optimum International Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,148.10	1.38%	$ 7.43
Class C	1,000.00	1,144.30	2.13%	11.45
Institutional Class	1,000.00	1,150.30	1.13%	6.09

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.38%	$ 6.98
Class C	1,000.00	1,014.39	2.13%	10.76
Institutional Class	1,000.00	1,019.40	1.13%	5.72

(continues	)	1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,118.80	1.27%	$ 6.75
Class C	1,000.00	1,114.80	2.02%	10.71
Institutional Class	1,000.00	1,120.20	1.02%	5.42

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.70	1.27%	$ 6.43
Class C	1,000.00	1,014.94	2.02%	10.20
Institutional Class	1,000.00	1,019.95	1.02%	5.16

Optimum Large Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,057.10	1.22%	$ 6.29
Class C	1,000.00	1,052.50	1.97%	10.14
Institutional Class	1,000.00	1,057.60	0.97%	5.00

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.95	1.22%	$ 6.17
Class C	1,000.00	1,015.19	1.97%	9.95
Institutional Class	1,000.00	1,020.21	0.97%	4.91

Optimum Small-Mid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,090.90	1.57%	$ 8.23
Class C	1,000.00	1,087.10	2.32%	12.14
Institutional Class	1,000.00	1,092.30	1.32%	6.92

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.57%	$ 7.94
Class C	1,000.00	1,013.44	2.32%	11.71
Institutional Class	1,000.00	1,018.45	1.32%	6.68

Optimum Small-Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,035.60	1.49%	$ 7.60
Class C	1,000.00	1,031.90	2.24%	11.41
Institutional Class	1,000.00	1,037.20	1.24%	6.33

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.60	1.49%	$ 7.54
Class C	1,000.00	1,013.84	2.24%	11.31
Institutional Class	1,000.00	1,018.85	1.24%	6.28

* “Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations

Optimum Fixed Income Fund

As of September 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Agency Asset-Backed Securities	0.14%

Agency Collateralized Mortgage Obligations	7.28%

Agency Commercial Mortgage-Backed Securities	0.66%

Agency Mortgage-Backed Securities	14.95%

Collateralized Debt Obligations	3.67%

Convertible Bonds	0.93%

Corporate Bonds	40.62%
Banking	14.06%
Basic Industry	2.17%
Brokerage	0.38%
Capital Goods	1.40%
Communications	3.36%
Consumer Cyclical	2.27%
Consumer Non-Cyclical	3.77%
Energy	4.03%
Finance Companies	1.68%
Insurance	0.70%
Natural Gas	0.12%
Real Estate	1.57%
Technology	0.86%
Transportation	1.10%
Utilities	3.15%

Municipal Bonds	1.05%

Security type / sector	Percentage of net assets

Non-Agency Asset-Backed Securities	4.29%

Non-Agency Collateralized Mortgage Obligations	1.52%

Non-Agency Commercial Mortgage-Backed Securities	4.21%

Regional Bonds	0.46%

Loan Agreements	3.84%

Sovereign Bonds	4.52%

Supranational Banks	0.60%

US Treasury Obligations	14.10%

Common Stock	0.00%

Convertible Preferred Stock	0.18%

Preferred Stock	0.28%

Options Purchased	0.02%

Short-Term Investments	8.99%

Total Value of Securities Before Options Written	112.31%

Options Written	(0.01%)

Liabilities Net of Receivables and Other Assets	(12.30%)

Total Net Assets	100.00%

(continues	)	3

Security type / country and sector allocations

Optimum International Fund

As of September 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	98.93%
Australia	1.92%
Austria	2.50%
Bermuda	0.87%
Brazil	1.75%
Canada	3.86%
Chile	0.15%
China/Hong Kong	7.67%
Colombia	0.73%
Czech Republic	0.42%
Denmark	1.27%
France	5.82%
Germany	3.94%
India	2.57%
Indonesia	2.86%
Ireland	2.33%
Israel	2.69%
Italy	1.86%
Japan	18.16%
Mexico	0.80%
Netherlands	4.28%
New Zealand	1.01%
Norway	2.89%
Republic of Korea	2.97%
Singapore	1.08%
South Africa	0.15%
Spain	1.93%
Sweden	1.14%
Switzerland	5.97%
Taiwan	3.28%

Security type / country	Percentage of net assets
Thailand	1.19%
Turkey	0.52%
United Kingdom	8.71%
United States	1.64%
Short-Term Investments	0.64%
Securities Lending Collateral	2.29%
Total Value of Securities	101.86%
Obligation to Return Securities Lending Collateral	(2.29%)
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	10.78%
Consumer Staples	5.27%
Energy	5.76%
Financials	20.51%
Healthcare	15.15%
Industrials	10.44%
Information Technology	12.80%
Materials	7.03%
Real Estate	4.05%
Telecommunication Services	3.55%
Utilities	3.59%
Total	98.93%

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund

As of September 30, 2017 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	97.21%
Consumer Discretionary	16.83%
Consumer Staples	2.69%
Energy	0.78%
Financials	5.32%
Healthcare	15.35%
Industrials	8.66%
Information Technology[1]	42.41%
Materials	1.34%
Real Estate	2.73%
Telecommunication Services	0.57%
Utilities	0.53%
Convertible Preferred Stock	0.57%
US Master Limited Partnership	0.53%
Convertible Bonds	0.37%
Short-Term Investments	1.32%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Apple	6.17%
Amazon.com	6.01%
Microsoft	4.97%
Facebook Class A	4.57%
Alphabet Class C	3.70%
Visa Class A	3.30%
Alibaba Group Holding ADR	2.96%
UnitedHealth Group	2.26%
Honeywell International	1.86%
Priceline Group	1.84%

Optimum Large Cap Value Fund

As of September 30, 2017 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	98.02%
Consumer Discretionary	6.22%
Consumer Staples	8.67%
Energy	7.35%
Financials[2]	27.36%
Healthcare	15.37%
Industrials	13.66%
Information Technology	7.96%
Materials	3.78%
Real Estate	1.71%
Telecommunication Services	1.82%
Utilities	4.12%
Short-Term Investments	1.81%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
JPMorgan Chase & Co.	4.33%
Johnson & Johnson	2.71%
Wells Fargo & Co.	2.30%
Pfizer	2.03%
Chubb (Switzerland)	1.98%
Medtronic (Ireland)	1.72%
Philip Morris International	1.69%
Bank of America	1.68%
Chevron	1.64%
Northrop Grumman	1.57%

(continues	)	5

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund

As of September 30, 2017 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	96.07%
Consumer Discretionary	16.58%
Consumer Staples	1.63%
Energy	0.56%
Financials	7.16%
Healthcare	16.81%
Industrials	15.76%
Information Technology[3]	31.79%
Materials	5.24%
Real Estate	0.54%
Convertible Preferred Stock	1.03%
Short-Term Investments	2.75%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Universal Display	2.09%
2U	1.58%
Teradyne	1.44%
Norwegian Cruise Line Holdings	1.44%
FMC	1.42%
Take-Two Interactive Software	1.29%
WABCO Holdings	1.23%
Square Class A	1.22%
Vocera Communications	1.22%
AMETEK	1.20%

Optimum Small-Mid Cap Value Fund

As of September 30, 2017 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock	98.63%
Consumer Discretionary	9.97%
Consumer Staples	4.43%
Energy	4.67%
Financials	23.71%
Healthcare	5.85%
Industrials	14.63%
Information Technology	10.94%
Materials	7.77%
Real Estate	11.16%
Telecommunication Services	0.99%
Utilities	4.51%
Short-Term Investments	1.78%
Total Value of Securities	100.41%
Liabilities Net of Receivables and Other Assets	(0.41%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Zions Bancorporation	1.25%
Teleflex	1.21%
Wintrust Financial	1.18%
Western Alliance Bancorp	1.17%
Eagle Materials	1.14%
Huntington Ingalls Industries	1.13%
Chemical Financial	1.13%
Alexandria Real Estate Equities	1.03%
Arthur J. Gallagher & Co.	1.02%
Albemarle	1.02%

1To monitor compliance with Optimum Large Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 (1940 Act)). The Information Technology sector consisted of Internet Software & Services, Information Technology Services, Semiconductors and Semiconductor Equipment, Software, and Technology Hardware, Storage & Peripherals. As of Sept. 30, 2017, such amounts, as percentage of total net assets, were 13.05%, 7.39%, 4.04%, 11.22%, and 6.71%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

2To monitor compliance with Optimum Large Cap Value Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Financials sector consisted of Banks, Capital Markets, Consumer Finance, Diversified Financial Services, and Insurance. As of Sept. 30, 2017, such amounts, as percentage of total net assets, were 12.99%, 6.65%, 1.78%, 0.34%, and 5.60%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

3To monitor compliance with Optimum Small-Mid Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Information Technology sector consisted of Commercial Services, Computers, Electrical Components and Equipment, Electronics, Internet, Machinery-Diversified, Semiconductors, Software, and Telecommunications. As of Sept. 30, 2017, such amounts, as percentage of total net assets, were 2.08%, 0.59%, 2.09%, 2.00%, 4.53%, 1.24%, 7.20%, 11.48%, and 0.58%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sectors for financial reporting purposes may exceed 25%.

(continues	)	7

Schedules of investments

Optimum Fixed Income Fund

September 30, 2017 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Securities – 0.14%

Navient Student Loan Trust
Series 2016-5A A 144A 2.487% (LIBOR01M + 1.25%) 6/25/65 #●	175,912	$179,427
SLM Student Loan Trust
Series 2003-11 A6 144A 1.87% (LIBOR03M + 0.55%) 12/15/25 #●	400,000	400,841
Series 2008-9 A 2.814%
(LIBOR03M + 1.50%) 4/25/23 ●	2,016,697	2,064,090
Series 2012-5 A2 1.537% (LIBOR01M + 0.30%) 6/25/19 ●	89,965	89,991

Total Agency Asset-Backed Securities (cost $2,701,667)		2,734,349

Agency Collateralized Mortgage Obligations – 7.28%

Fannie Mae Connecticut Avenue Securities
Series 2015-C04 2M1 2.937% (LIBOR01M + 1.70%) 4/25/28 ●	2,244	2,245
Series 2016-C03 1M1 3.237% (LIBOR01M + 2.00%) 10/25/28 ●	80,405	81,766
Series 2016-C04 1M1 2.687% (LIBOR01M + 1.45%) 1/25/29 ●	47,439	47,880
Series 2017-C01 1M1 2.537% (LIBOR01M + 1.30%) 7/25/29 ●	33,538	33,857
Series 2017-C04 2M2 4.087% (LIBOR01M + 2.85%) 11/25/29 ●	420,000	425,738
Series 2017-C05 1M2 3.437% (LIBOR01M + 2.20%) 1/25/30 ●	680,000	671,160
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	8,811	9,815
Series 2002-T4 A3 7.50% 12/25/41	30,932	34,924
Series 2004-T1 1A2 6.50% 1/25/44	9,844	11,282
Fannie Mae Interest Strip
Series 409 C3 3.00% 5/25/27 ∑	734,268	62,779
Series 419 C3 3.00% 11/25/43 S	429,673	83,606

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMIC Trust
Series 2004-W4 A5 5.50% 6/25/34	472,318	$487,797
Series 2004-W11 1A2 6.50% 5/25/44	51,020	58,679
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	6,127	6,908
Series 1999-19 PH 6.00% 5/25/29	108,145	120,028
Series 2001-14 Z 6.00% 5/25/31	6,524	7,152
Series 2002-90 A1 6.50% 6/25/42	8,685	10,036
Series 2002-90 A2 6.50% 11/25/42	29,068	33,232
Series 2005-70 PA 5.50% 8/25/35	59,784	67,211
Series 2005-110 MB 5.50% 9/25/35	48,521	50,686
Series 2007-30 OE 1.924% 4/25/37 Ω^	3,254,990	2,690,516
Series 2008-15 SB 5.363% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36 S●	133,130	25,487
Series 2008-24 ZA 5.00% 4/25/38	12,878,361	14,043,361
Series 2009-2 AS 4.463% (5.70% minus LIBOR01M, Cap 5.70%, Floor 0.00%) 2/25/39 S●	910,596	111,435
Series 2009-68 SA 5.513% (6.75% minus LIBOR01M, Cap 6.75%, Floor 0.00%) 9/25/39 S●	277,468	47,047
Series 2009-94 AC 5.00% 11/25/39	169,003	184,798
Series 2010-41 PN 4.50% 4/25/40	475,000	505,766
Series 2010-43 HJ 5.50% 5/25/40	94,411	104,377
Series 2010-96 DC 4.00% 9/25/25	402,566	429,066
Series 2010-123 FE 1.717% (LIBOR01M + 0.48%) 11/25/40 ●	2,105,564	2,119,201
Series 2010-129 SM 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40 S●	1,031,165	159,792

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	1,170,265	$1,219,129
Series 2012-98 MI 3.00% 8/25/31 S	1,471,621	164,496
Series 2012-99 AI 3.50% 5/25/39 S	524,045	64,789
Series 2012-115 MI 3.50% 3/25/42 S	271,926	33,756
Series 2012-120 WI 3.00% 11/25/27 S	1,226,276	117,791
Series 2012-122 SD 4.863% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/25/42 S●	1,420,864	277,832
Series 2012-137 AI 3.00% 12/25/27 S	561,765	52,697
Series 2012-139 NS 5.463% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42 S●	1,925,297	434,844
Series 2012-150 DI 3.00% 1/25/28 S	1,817,711	178,273
Series 2013-2 CS 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 2/25/43 S●	1,445,729	283,986
Series 2013-7 EI 3.00% 10/25/40 S	818,239	107,481
Series 2013-26 ID 3.00% 4/25/33 S	782,384	111,215
Series 2013-38 AI 3.00% 4/25/33 S	739,122	102,822
Series 2013-41 HI 3.00% 2/25/33 S	1,495,584	169,156
Series 2013-43 IX 4.00% 5/25/43 S	4,345,142	1,033,916
Series 2013-44 DI 3.00% 5/25/33 S	2,358,442	336,906
Series 2013-45 PI 3.00% 5/25/33 S	153,578	21,755
Series 2013-55 AI 3.00% 6/25/33 S	1,840,264	265,141
Series 2013-59 PY 2.50% 6/25/43	110,000	101,719
Series 2013-69 IJ 3.00% 7/25/33 S	348,856	49,254
Series 2013-92 SA 4.713% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 9/25/43 S●	2,208,691	469,429

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-103 SK 4.683% (5.92% minus LIBOR01M, Cap 5.92%, Floor 0.00%) 10/25/43 S●	1,843,477	$410,390
Series 2014-36 ZE 3.00% 6/25/44	670,755	623,499
Series 2014-68 BS 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 11/25/44 S●	1,476,704	288,355
Series 2014-90 SA 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/25/45 S●	7,640,977	1,505,516
Series 2015-27 SA 5.213% (6.45% minus LIBOR01M, Cap 6.45%, Floor 0.00%) 5/25/45 S●	546,755	115,324
Series 2015-40 GZ 3.50% 5/25/45	435,071	428,284
Series 2015-43 PZ 3.50% 6/25/45	455,685	470,115
Series 2015-44 Z 3.00% 9/25/43	1,652,749	1,609,510
Series 2015-89 AZ 3.50% 12/25/45	155,661	152,547
Series 2015-95 SH 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46 S●	1,383,419	309,640
Series 2016-6 AI 3.50% 4/25/34 S	1,166,395	147,850
Series 2016-30 CI 3.00% 5/25/36 S	926,276	130,130
Series 2016-33 DI 3.50% 6/25/36 S	2,301,162	343,418
Series 2016-36 SB 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 3/25/43 S●	741,167	118,346
Series 2016-40 IO 3.50% 7/25/36 S	306,742	47,355
Series 2016-40 ZC 3.00% 7/25/46	345,708	321,889
Series 2016-50 IB 3.00% 2/25/46 S	134,999	19,770
Series 2016-55 SK 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/25/46 S●	1,141,039	258,955

(continues	)	9

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-62 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46 S●	2,246,513	$535,337
Series 2016-64 CI 3.50% 7/25/43 S	1,127,669	164,196
Series 2016-74 GS 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46 S●	1,504,246	362,035
Series 2016-79 JS 4.813% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 11/25/46 S●	1,154,849	247,224
Series 2016-85 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/46 S●	2,323,217	558,997
Series 2016-99 DI 3.50% 1/25/46 S	653,240	109,873
Series 2016-105 SA 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/47 S●	1,500,288	334,767
Series 2017-4 AI 3.50% 5/25/41 S	1,198,734	146,680
Series 2017-4 BI 3.50% 5/25/41 S	683,857	95,805
Series 2017-6 NI 3.50% 3/25/46 S	134,384	24,551
Series 2017-8 BZ 3.00% 2/25/47	1,096,689	1,022,857
Series 2017-8 SG 4.763% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 2/25/47 S●	1,895,128	426,126
Series 2017-11 EI 3.00% 3/25/42 S	1,886,027	272,420
Series 2017-12 JI 3.50% 5/25/40 S	629,327	89,649
Series 2017-16 SM 4.813% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 3/25/47 S●	2,308,194	500,910
Series 2017-16 WI 3.00% 1/25/45 S	406,923	55,858
Series 2017-16 YT 3.00% 7/25/46	19,000	18,886
Series 2017-21 ZD 3.50% 4/25/47	389,752	388,411

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2017-25 BL 3.00% 4/25/47	157,000	$151,595
Series 2017-25 GS 5.463% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 4/25/47 S●	151,609	24,485
Series 2017-39 CY 3.50% 5/25/47	904,000	910,104
Series 2017-40 GZ 3.50% 5/25/47	335,855	343,828
Series 2017-45 JZ 3.00% 6/25/47	116,154	105,714
Series 2017-45 ZK 3.50% 6/25/47	247,871	244,710
Series 2017-46 VG 3.50% 4/25/38	201,000	207,098
Series 2017-61 SB 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 8/25/47 S●	3,084,448	708,697
Series 2017-69 SG 4.913% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 9/25/47 S●	1,524,285	344,488
Fannie Mae Trust
Series 2004-W15 1A1 6.00% 8/25/44	44,703	50,328
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	28,028	30,926
Series 2165 PE 6.00% 6/15/29	85,087	94,738
Series 2326 ZQ 6.50% 6/15/31	49,146	55,445
Series 3143 BC 5.50% 2/15/36	2,025,149	2,229,209
Series 3289 SA 5.516% (6.75% minus LIBOR01M, Cap 6.75%, Floor 0.00%) 3/15/37 S●	999,373	187,703
Series 3656 PM 5.00% 4/15/40	629,531	691,033
Series 4050 EI 4.00% 2/15/39 S	1,252,952	134,132
Series 4065 DE 3.00% 6/15/32	120,000	121,953
Series 4096 EI 3.00% 8/15/27 S	1,590,959	153,602
Series 4101 WI 3.50% 8/15/32 S	669,113	107,812

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4109 AI 3.00% 7/15/31 S	2,735,301	$304,463
Series 4120 IK 3.00% 10/15/32 S	2,232,438	306,698
Series 4135 AI 3.50% 11/15/42 S	1,122,473	231,261
Series 4146 IA 3.50% 12/15/32 S	1,154,359	177,363
Series 4150 UI 3.50% 8/15/32 S	1,971,190	213,961
Series 4159 KS 4.916% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/15/43 S●	1,051,478	232,404
Series 4161 IM 3.50% 2/15/43 S	340,423	73,535
Series 4181 DI 2.50% 3/15/33 S	741,092	89,457
Series 4184 GS 4.886% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43 S●	1,223,900	268,140
Series 4185 LI 3.00% 3/15/33 S	580,773	81,166
Series 4191 CI 3.00% 4/15/33 S	245,562	34,380
Series 4342 CI 3.00% 11/15/33 S	434,362	52,416
Series 4435 DY 3.00% 2/15/35	1,305,000	1,311,583
Series 4448 TS 1.86% 5/15/40 S●	4,329,011	262,369
Series 4453 DI 3.50% 11/15/33 S	554,693	72,459
Series 4464 DA 2.50% 1/15/43	182,936	174,198
Series 4494 SA 4.946% (6.18% minus LIBOR01M, Cap 6.18%, Floor 0.00%) 7/15/45 S●	311,875	64,836
Series 4504 IO 3.50% 5/15/42 S	551,255	60,918
Series 4527 CI 3.50% 2/15/44 S	1,471,539	249,408
Series 4543 HI 3.00% 4/15/44 S	604,663	92,387
Series 4581 LI 3.00% 5/15/36 S	552,437	75,344
Series 4592 WT 5.50% 6/15/46	2,243,416	2,498,496

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4594 SG 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46 S●	3,347,678	$769,010
Series 4600 WI 3.50% 5/15/36 S	973,514	166,468
Series 4601 IN 3.50% 7/15/46 S	5,598,145	1,095,745
Series 4614 HB 2.50% 9/15/46	605,000	549,907
Series 4618 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/15/46 S●	696,190	170,142
Series 4623 LZ 2.50% 10/15/46	527,949	463,079
Series 4623 MW 2.50% 10/15/46	610,000	559,998
Series 4625 BI 3.50% 6/15/46 S	2,176,409	453,089
Series 4625 PZ 3.00% 6/15/46	275,463	261,669
Series 4631 GS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/46 S●	2,385,283	483,538
Series 4631 LJ 3.00% 3/15/41	168,000	166,287
Series 4636 NZ 3.00% 12/15/46	677,045	647,434
Series 4644 GI 3.50% 5/15/40 S	856,887	134,134
Series 4648 MZ 3.00% 6/15/46	117,320	111,164
Series 4648 SA 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/47 S●	1,649,355	364,706
Series 4650 JE 3.00% 7/15/46	112,000	108,339
Series 4655 WI 3.50% 8/15/43 S	666,094	111,987
Series 4657 JZ 3.50% 2/15/47	131,657	135,383
Series 4657 NW 3.00% 4/15/45	146,000	144,589
Series 4657 PS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 2/15/47 S●	1,691,154	357,383

(continues	)	11

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4660 GI 3.00% 8/15/43 S	490,587	$78,334
Series 4663 AI 3.00% 3/15/42 S	1,176,903	153,949
Series 4663 HZ 3.50% 3/15/47	155,697	154,434
Series 4664 ZC 3.00% 9/15/45	114,706	110,412
Series 4665 NI 3.50% 7/15/41 S	3,565,743	457,484
Series 4673 WI 3.50% 9/15/43 S	867,720	120,518
Series 4675 KS 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 4/15/47 S●	1,315,363	312,924
Series 4676 KZ 2.50% 7/15/45	338,504	299,990
Series 4681 WI 1.569% 8/15/33 S●	4,471,930	306,386
Series 4700 WI 3.50% 1/15/44 S	1,493,469	209,582
Series 4703 CI 3.50% 7/15/42 S	1,728,498	212,711
Freddie Mac Strips
Series 267 S5 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42 S●	1,505,369	287,264
Series 299 S1 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43 S●	1,161,040	221,974
Series 319 S2 4.766% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/43 S●	466,829	100,696
Series 326 S2 4.716% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44 S●	1,168,674	236,714
Series 337 S1 4.816% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 9/15/44 S●	1,000,172	226,556
Series 350 S5 1.664% 9/15/40 S●	2,223,211	118,232

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA3 M1 2.337% (LIBOR01M + 1.10%) 12/25/28 ●	137,765	$138,097
Series 2017-DNA1 M2 4.487% (LIBOR01M + 3.25%) 7/25/29 ●	750,000	783,815
Series 2017-DNA3 M2 3.734% (LIBOR01M + 2.50%) 3/25/30 ●	315,000	316,132
Freddie Mac Structured Pass
Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	15,121	17,765
Series T-58 2A 6.50% 9/25/43 ◆	7,764	8,972
GNMA
Series 2008-65 SB 4.764% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/20/38 S●	808,416	120,175
Series 2009-2 SE 4.584% (5.82% minus LIBOR01M, Cap 5.82%, Floor 0.00%) 1/20/39 S●	2,448,149	341,681
Series 2010-113 KE 4.50% 9/20/40	1,170,000	1,280,801
Series 2011-H21 FT 1.93% (H15T1Y + 0.70%) 10/20/61 ●	9,975,819	10,070,405
Series 2011-H23 FA 1.931% (LIBOR01M + 0.70%) 10/20/61 ●	6,625,880	6,663,618
Series 2012-136 MX 2.00% 11/20/42	240,000	211,071
Series 2012-H08 FB 1.831% (LIBOR01M + 0.60%) 3/20/62 ●	1,069,901	1,073,147
Series 2012-H18 NA 1.751% (LIBOR01M + 0.52%) 8/20/62 ●	624,117	623,901
Series 2012-H29 SA 1.746% (LIBOR01M + 0.515%) 10/20/62 ●	4,966,966	4,962,219
Series 2013-113 AZ 3.00% 8/20/43	1,700,870	1,659,793
Series 2013-113 LY 3.00% 5/20/43	173,000	172,484
Series 2015-64 GZ 2.00% 5/20/45	641,212	538,913

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2015-74 CI 3.00% 10/16/39 S	1,210,458	$153,950
Series 2015-133 AL 3.00% 5/20/45	1,725,000	1,730,832
Series 2015-142 AI 4.00% 2/20/44 S	393,554	50,800
Series 2015-H10 FA 1.831% (LIBOR01M + 0.60%) 4/20/65 ●	15,588,398	15,554,257
Series 2015-H11 FC 1.781% (LIBOR01M + 0.55%) 5/20/65 ●	1,918,049	1,909,372
Series 2015-H12 FB 1.831% (LIBOR01M + 0.60%) 5/20/65 ●	7,738,368	7,721,726
Series 2015-H20 FB 1.831% (LIBOR01M + 0.60%) 8/20/65 ●	2,051,124	2,046,494
Series 2015-H30 FD 1.831% (LIBOR01M + 0.60%) 10/20/65 ●	163,659	163,958
Series 2016-89 QS 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 7/20/46 S●	1,066,318	258,172
Series 2016-108 SK 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 8/20/46 S●	1,735,048	398,356
Series 2016-111 PB 2.50% 8/20/46	579,000	530,292
Series 2016-115 SA 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 8/20/46 S●	3,097,491	637,902
Series 2016-116 GI 3.50% 11/20/44 S	2,149,142	373,577
Series 2016-118 DI 3.50% 3/20/43 S	2,433,024	370,329
Series 2016-118 ES 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	1,083,528	256,414
Series 2016-120 AS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	1,867,007	447,873
Series 2016-120 NS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	2,500,933	606,561

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-121 JS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	1,821,477	$433,138
Series 2016-126 NS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	1,247,767	289,994
Series 2016-134 MW 3.00% 10/20/46	98,000	99,911
Series 2016-147 ST 4.814% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 10/20/46 S●	1,185,658	279,207
Series 2016-149 GI 4.00% 11/20/46 S	1,107,706	242,680
Series 2016-156 PB 2.00% 11/20/46	362,000	298,983
Series 2016-160 GI 3.50% 11/20/46 S	1,485,740	342,687
Series 2016-160 GS 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 11/20/46 S●	3,402,707	823,951
Series 2016-160 VZ 2.50% 11/20/46	177,659	152,858
Series 2016-163 MI 3.50% 11/20/46 S	1,165,523	153,607
Series 2016-163 PI 3.50% 5/20/43 S	3,074,138	496,606
Series 2016-163 XI 3.00% 10/20/46 S	1,714,480	229,822
Series 2016-171 IP 3.00% 3/20/46 S	1,524,794	236,735
Series 2016-H06 FD 2.151% (LIBOR01M + 0.92%) 7/20/65 ●	1,992,960	2,017,956
Series 2017-4 BW 3.00% 1/20/47	106,000	101,146
Series 2017-10 IB 4.00% 1/20/47 S	1,428,355	345,223
Series 2017-10 KZ 3.00% 1/20/47	122,421	113,893
Series 2017-18 QI 4.00% 3/16/41 S	1,186,822	209,892
Series 2017-18 QS 4.866% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 2/16/47 S●	1,413,924	306,545
Series 2017-25 CZ 3.50% 2/20/47	462,330	464,135

(continues	)	13

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-26 SA 4.864% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 2/20/47 S●	1,466,754	$314,226
Series 2017-34 DY 3.50% 3/20/47	230,000	229,914
Series 2017-56 JZ 3.00% 4/20/47	273,392	258,525
Series 2017-56 QS 4.914% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 4/20/47 S●	1,886,920	402,450
Series 2017-68 SB 4.914% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 5/20/47 S●	1,472,040	288,909
Series 2017-80 AS 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 5/20/47 S●	3,654,086	809,780
Series 2017-91 SM 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 6/20/47 S●	99,563	23,025
Series 2017-101 AI 4.00% 7/20/47 S	874,766	178,517
Series 2017-101 KS 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 7/20/47 S●	1,436,668	315,463
Series 2017-101 SK 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 7/20/47 S●	3,637,675	800,831
Series 2017-101 TI 4.00% 3/20/44 S	1,374,899	218,146
Series 2017-107 QZ 3.00% 8/20/45	218,086	208,523
Series 2017-114 IK 4.00% 10/20/44 S	1,984,405	418,291
Series 2017-117 SD 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47 S●	99,846	21,515
Series 2017-120 QS 4.964% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47 S●	1,062,182	224,226
Series 2017-130 YJ 2.50% 8/20/47	270,000	244,736

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2017-137 CZ 3.00% 9/20/47	1,291,000	$1,220,398

Total Agency Collateralized Mortgage Obligations (cost $144,304,499)		141,676,840

Agency Commercial Mortgage-Backed Securities – 0.66%

Freddie Mac Multifamily Structured Pass Through Certificates
Series K719 A2 2.731% 6/25/22 ◆●	1,900,000	1,937,626
Series KS03 A4 3.161% 5/25/25 ◆●	920,000	948,768
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.781% 11/25/49 #●	550,000	582,332
Series 2011-K12 B 144A 4.492% 1/25/46 #●	685,000	721,320
Series 2011-K15 B 144A 5.116% 8/25/44 #●	75,000	80,605
Series 2011-K704 B 144A 4.69% 10/25/30 #●	650,000	661,265
Series 2012-K22 B 144A 3.811% 8/25/45 #●	665,000	688,889
Series 2012-K23 B 144A 3.781% 10/25/45 #●	1,500,000	1,542,188
Series 2012-K708 B 144A 3.883% 2/25/45 #●	885,000	900,584
Series 2013-K32 B 144A 3.651% 10/25/46 #●	650,000	669,932
Series 2013-K33 B 144A 3.617% 8/25/46 #●	505,000	514,363
Series 2013-K712 B 144A 3.481% 5/25/45 #●	470,000	478,119
Series 2013-K713 B 144A 3.274% 4/25/46 #●	285,000	289,096
Series 2013-K713 C 144A 3.274% 4/25/46 #●	945,000	948,416
Series 2014-K41 B 144A 3.962% 11/25/47 #●	1,245,000	1,272,680
Series 2014-K716 B 144A 4.082% 8/25/47 #●	500,000	518,481

Total Agency Commercial Mortgage-Backed Securities (cost $12,685,876)		12,754,664

Agency Mortgage-Backed Securities – 14.95%

Fannie Mae
5.50% 3/1/37	13,998	15,072

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae
5.50% 7/1/37	47,307	$49,504
Fannie Mae ARM
2.912% (LIBOR12M + 1.60%) 7/1/45 ●	233,600	237,727
3.047% (LIBOR12M + 1.559%) 4/1/44 ●	1,053,714	1,078,034
3.17% (LIBOR12M + 1.42%) 7/1/37 ●	49,915	52,289
3.45% (LIBOR12M + 1.70%) 8/1/37 ●	35,222	35,039
3.58% (LIBOR12M + 1.83%) 8/1/35 ●	10,641	11,228
Fannie Mae FHAVA
4.50% 7/1/40	510,191	550,855
Fannie Mae S.F. 15 yr
4.50% 8/1/18	8,516	8,710
4.50% 7/1/20	49,693	50,824
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,375,825	1,387,197
4.00% 10/1/40	25,001	26,427
4.00% 11/1/40	141,623	149,761
4.50% 5/1/35	87,880	94,805
4.50% 8/1/35	166,729	179,481
4.50% 9/1/35	153,554	165,439
4.50% 5/1/39	617,938	666,565
4.50% 9/1/39	135,910	147,879
4.50% 11/1/39	413,785	451,553
4.50% 6/1/40	466,834	508,507
4.50% 8/1/40	132,534	143,524
4.50% 4/1/41	72,659	78,587
4.50% 1/1/42	499,665	543,811
4.50% 10/1/44	357,055	388,245
4.50% 3/1/46	784,823	848,931
4.50% 5/1/46	1,833,119	1,986,364
4.50% 7/1/46	1,266,079	1,365,726
5.00% 3/1/34	2,617	2,875
5.00% 4/1/34	16,500	18,173
5.00% 8/1/34	25,139	27,628
5.00% 4/1/35	7,315	8,104
5.00% 12/1/37	3,024	3,301
5.00% 3/1/38	140,584	153,522
5.00% 6/1/38	7,141	7,785
5.00% 2/1/39	4,217	4,598
5.00% 5/1/40	97,474	106,459
5.50% 12/1/33	17,705	19,679
5.50% 11/1/34	21,275	23,798
5.50% 2/1/35	372,410	419,894
5.50% 8/1/37	120,073	134,606
5.50% 2/1/38	480,811	538,309

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 3/1/38	105,361	$117,548
5.50% 3/1/39	511,623	578,001
5.50% 6/1/39	324,948	362,883
5.50% 9/1/41	519,804	587,811
5.50% 2/1/42	929,791	1,037,609
5.50% 5/1/44	12,305,917	13,790,523
6.00% 4/1/35	203,958	233,239
6.00% 3/1/36	226,847	259,092
6.00% 5/1/36	43,309	49,405
6.00% 6/1/36	20,955	23,855
6.00% 9/1/36	164,429	189,276
6.00% 12/1/36	22,281	25,210
6.00% 6/1/37	12,851	14,623
6.00% 7/1/37	9,848	11,158
6.00% 8/1/37	34,808	39,841
6.00% 9/1/37	309,591	352,284
6.00% 12/1/37	307,094	349,851
6.00% 5/1/38	130,545	148,496
6.00% 8/1/38	96,284	108,701
6.00% 9/1/38	568,899	646,718
6.00% 10/1/38	119,231	135,690
6.00% 11/1/38	54,666	62,121
6.00% 12/1/38	151,705	172,082
6.00% 9/1/39	304,275	345,547
6.00% 10/1/39	1,198,853	1,369,311
6.00% 3/1/40	98,166	111,435
6.00% 7/1/40	346,271	393,287
6.00% 11/1/40	37,792	43,146
6.00% 5/1/41	252,377	285,251
6.00% 7/1/41	1,408,955	1,604,958
6.50% 11/1/33	4,017	4,452
6.50% 2/1/36	46,849	53,179
6.50% 3/1/36	60,123	66,622
6.50% 6/1/36	162,876	185,601
6.50% 2/1/38	27,513	30,891
6.50% 11/1/38	8,166	9,357
6.50% 3/1/40	1,242,804	1,412,474
6.50% 5/1/40	229,326	257,406
7.50% 3/1/32	309	352
7.50% 4/1/32	1,469	1,667
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/47	48,600,000	48,656,954
3.50% 11/1/47	83,800,000	86,201,038
4.00% 11/1/47	78,100,000	82,078,219
4.50% 10/1/47	6,100,000	6,545,348
4.50% 11/1/47	2,836,000	3,039,782

(continues	)	15

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac ARM
2.558% (LIBOR12M + 1.63%) 10/1/46 ●	631,697	$634,914
2.921% (LIBOR12M + 1.63%) 10/1/45 ●	481,703	490,434
3.933% (LIBOR12M + 2.18%) 5/1/37 ●	264,959	282,074
5.48% (LIBOR12M + 1.625%) 2/1/38 ●	44,923	47,167
Freddie Mac S.F. 20 yr
5.50% 10/1/23	31,079	34,218
5.50% 8/1/24	11,572	12,741
Freddie Mac S.F. 30 yr
4.50% 4/1/39	72,132	78,048
4.50% 7/1/42	688,606	745,396
4.50% 12/1/43	164,013	177,850
4.50% 8/1/44	999,998	1,080,145
5.00% 5/1/41	482,981	533,945
5.00% 12/1/41	434,434	477,656
5.00% 4/1/44	516,045	569,768
5.50% 3/1/34	28,989	32,402
5.50% 12/1/34	25,603	28,663
5.50% 12/1/35	24,925	27,967
5.50% 11/1/36	32,020	35,780
5.50% 12/1/36	6,830	7,622
5.50% 4/1/38	135,804	151,277
5.50% 6/1/38	18,794	20,852
5.50% 1/1/39	137,989	153,760
5.50% 6/1/39	170,944	190,264
5.50% 3/1/40	77,550	86,418
5.50% 8/1/40	298,195	331,961
5.50% 1/1/41	86,407	96,291
5.50% 6/1/41	1,617,233	1,803,782
6.00% 2/1/36	227,189	258,023
6.00% 3/1/36	193,661	220,431
6.00% 9/1/37	84,397	95,243
6.00% 1/1/38	30,154	33,992
6.00% 6/1/38	84,806	96,244
6.00% 8/1/38	137,635	156,918
6.00% 5/1/40	227,451	258,263
6.00% 7/1/40	503,996	571,597
6.50% 11/1/33	26,368	29,594
6.50% 1/1/35	96,657	112,894
6.50% 8/1/38	14,910	16,526
6.50% 4/1/39	132,936	149,185
7.00% 1/1/38	21,857	24,556
Freddie Mac S.F. 30 yr TBA
3.50% 10/1/47	6,000,000	6,186,797
GNMA I S.F. 30 yr
5.50% 2/15/41	276,519	308,933

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA I S.F. 30 yr
7.00% 12/15/34	153,997	$179,937
GNMA II S.F. 30 yr
5.00% 9/20/46	90,184	97,186
5.50% 5/20/37	232,742	258,073
5.50% 4/20/40	168,953	183,828
6.00% 4/20/34	4,824	5,323
6.00% 2/20/39	228,380	254,260
6.00% 10/20/39	395,045	439,865
6.00% 2/20/40	873,638	977,080
6.00% 4/20/46	278,987	312,066
6.50% 10/20/39	340,321	380,191
GNMA II S.F. 30 yr TBA
4.00% 10/1/47	6,000,000	6,317,578

Total Agency Mortgage-Backed Securities (cost $290,630,904)		290,739,087

Collateralized Debt Obligations – 3.67%

AMMC CLO 16
Series 2015-16A AR 144A 2.564% (LIBOR03M + 1.26%) 4/14/29 #●	145,000	145,934
AMMC CLO 21
Series 2017-21A A 144A 0.00% (LIBOR03M + 1.25%) 11/2/30 #●	2,400,000	2,410,992
AMMC CLO XIII
Series 2013-13A A1LR 144A 2.573% (LIBOR03M + 1.26%) 7/24/29 #●	1,500,000	1,516,783
Apex Credit CLO
Series 2015-2A AX 144A 2.754% (LIBOR03M + 1.45%) 10/19/26 #●	135,000	135,280
Series 2017-1A A1 144A 2.783% (LIBOR03M + 1.47%) 4/24/29 #●	1,275,000	1,282,080
Atlas Senior Loan Fund VI
Series 2014-6A AR 144A 2.554% (LIBOR03M + 1.25%) 10/15/26 #●	2,500,000	2,506,407
Avery Point VI CLO
Series 2015-6A A 144A 2.762% (LIBOR03M + 1.45%) 8/5/27 #●	250,000	250,695
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 2.797% (LIBOR03M + 1.49%) 1/20/29 #●	2,400,000	2,438,710

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Blue Hill CLO
Series 2013-1A AR 144A 2.484% (LIBOR03M + 1.18%) 1/15/26 #●	1,500,000	$1,505,523
BlueMountain CLO
Series 2015-1A A1R 144A 2.634% (LIBOR03M + 1.33%) 4/13/27 #●	400,000	401,911
Series 2015-2A A1 144A 2.734% (LIBOR03M + 1.43%) 7/18/27 #●	710,000	711,610
Carlyle Global Market
Strategies CLO
Series 2014-3A A1AR 144A 2.467% (LIBOR03M + 1.15%) 7/27/26 #●	1,900,000	1,899,565
Series 2014-5A A1R 144A 2.444% (LIBOR03M + 1.14%) 10/16/25 #●	400,000	401,380
Cedar Funding V CLO
Series 2016-5A A1 144A 2.914% (LIBOR03M + 1.61%) 7/17/28 #●	530,000	538,467
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.777% (LIBOR03M + 1.47%) 10/20/28 #●	1,230,000	1,246,879
CIFC Funding
Series 2012-3A A1R 144A 2.511% (LIBOR03M + 1.20%) 1/29/25 #●	2,002,686	2,004,296
Dryden XXV Senior Loan Fund
Series 2012-25A AR 144A 2.504% (LIBOR03M + 1.20%) 1/15/25 #●	3,077,034	3,077,034
Emerson Park CLO
Series 2013-1A A1AR 144A 2.284% (LIBOR03M + 0.98%) 7/15/25 #●	300,000	300,371
Figueroa CLO
Series 2013-2A A1R 144A 2.575% (LIBOR03M + 1.25%) 6/20/27 #●	400,000	401,618
Finn Square CLO
Series 2012-1A A1R 144A 2.538% (LIBOR03M + 1.21%) 12/24/23 #●	1,658,808	1,659,814
Flagship CLO VIII
Series 2014-8A AR 144A 2.554% (LIBOR03M + 1.25%) 1/16/26 #●	2,300,000	2,300,212

	Principal amount°		Value (US $)

Collateralized Debt Obligations (continued)

Flatiron CLO 2014-1
Series 2014-1A A1R 144A 2.338% (LIBOR03M + 1.18%) 7/17/26 #●		1,250,000	$1,255,446
Fortress Credit BSL II
Series 2013-2A A1FR 144A 2.456% (LIBOR03M + 1.15%) 10/19/25 #●		2,000,000	2,001,820
Galaxy XVI CLO
Series 2013-16A A2R 144A 2.444% (LIBOR03M + 1.13%) 11/16/25 #●		1,500,000	1,503,312
GoldenTree Loan
Management US CLO 1
Series 2017-1A A 144A 2.527% (LIBOR03M + 1.22%) 4/20/29 #●		1,190,000	1,203,986
Halcyon Loan Advisors Funding
Series 2012-1A A1 144A 2.815% (LIBOR03M + 1.50%) 8/15/23 #●		197,940	198,014
Hull Street CLO
Series 2014-1A AR 144A 2.524% (LIBOR03M + 1.22%) 10/18/26 #●		500,000	501,165
JMP Credit Advisors CLO III
Series 2014-1A AR 144A 2.544% (LIBOR03M + 1.24%) 10/17/25 #●		2,600,000	2,614,810
KVK CLO
Series 2013-2A AR 144A 2.454% (LIBOR03M + 1.15%) 1/15/26 #●		2,000,000	1,999,108
Series 2015-1A AR 144A 2.561% (LIBOR03M + 1.25%) 5/20/27 #●		1,750,000	1,754,566
Limerock CLO II
Series 2014-2A AR 144A 2.604% (LIBOR03M + 1.30%) 4/18/26 #●		2,000,000	2,007,630
Lockwood Grove CLO
Series 2014-1A A1R 144A 2.784% (LIBOR03M + 1.47%) 4/25/25 #●		500,000	500,424
Madison Park Funding XIII
Series 2014-13A AR 144A 2.416% (LIBOR03M + 1.11%) 1/19/25 #●		1,500,000	1,500,169
Malin CLO
Series 2007-1A A1 144A 0.01% (EUR003M + 0.195%) 5/7/23 #●	EUR	113,647	134,208

(continues	)	17

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

MP CLO V
Series 2014-1A AR 144A 2.554% (LIBOR03M + 1.25%) 7/18/26 #●	2,500,000	$2,513,620
MP CLO VI
Series 2014-2A AR 144A 2.504% (LIBOR03M + 1.20%) 1/15/27 #●	2,000,000	2,004,744
Nelder Grove CLO
Series 2014-1A A1R 144A 2.611% (LIBOR03M + 1.30%) 8/28/26 #●	1,500,000	1,500,696
Northwoods Capital XV
Series 2017-15A A 144A 2.555% (LIBOR03M + 1.30%) 6/20/29 #●	3,000,000	3,020,136
Oak Hill Credit Partners X
Series 2014-10A AR 144A 2.437% (LIBOR03M + 1.13%) 7/20/26 #●	1,000,000	1,003,104
Oaktree CLO
Series 2014-1A A1R 144A 2.599% (LIBOR03M + 1.29%) 5/13/29 #●	250,000	252,715
OCP CLO
Series 2017-13A A1A 144A 2.561% (LIBOR03M + 1.26%) 7/15/30 #●	1,000,000	1,006,102
Octagon Investment Partners XIX
Series 2014-1A AR 144A 2.404% (LIBOR03M + 1.10%) 4/15/26 #●	1,000,000	1,004,896
OFSI Fund VII
Series 2014-7A AR 144A 2.253% (LIBOR03M + 0.90%) 10/18/26 #●	2,100,000	2,109,618
OZLM IX
Series 2014-9A A1R 144A 2.527% (LIBOR03M + 1.22%) 1/20/27 #●	1,800,000	1,813,586
Shackleton CLO
Series 2015-8A A1 144A 2.817% (LIBOR03M + 1.51%) 10/20/27 #●	250,000	249,925
Sound Point CLO III
Series 2013-2A A1R 144A 2.294% (LIBOR03M + 0.99%) 7/15/25 #●	295,405	295,608
Staniford Street CLO
Series 2014-1A AR 144A 2.50% (LIBOR03M + 1.18%) 6/15/25 #●	1,500,000	1,502,274

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Stoney Lane Funding I
Series 2007-1A A1 144A 1.544% (LIBOR03M + 0.24%) 4/18/22 #●	26,917	$26,885
TIAA CLO II
Series 2017-1A A 144A 2.49% (LIBOR03M + 1.28%) 4/20/29 #●	1,040,000	1,045,804
Tralee CLO III
Series 2014-3A A1R 144A 2.757% (LIBOR03M + 1.45%) 7/20/26 #●	250,000	250,048
Venture CDO
Series 2016-25A A1 144A 2.797% (LIBOR03M + 1.49%) 4/20/29 #●	490,000	492,312
Venture XVII CLO
Series 2014-17A AR 144A 2.384% (LIBOR03M + 1.08%) 7/15/26 #●	400,000	400,711
Venture XXI CLO
Series 2015-21A A 144A 2.794% (LIBOR03M + 1.49%) 7/15/27 #●	285,000	284,890
Venture XXIV CLO
Series 2016-24A A1D 144A 2.727% (LIBOR03M + 1.42%) 10/20/28 #●	1,115,000	1,130,833
Venture XXVIII CLO
Series 2017-28A A2 144A 2.716% (LIBOR03M + 1.11%) 7/20/30 #●	2,000,000	1,996,658
WhiteHorse IX
Series 2014-9A AR 144A 2.464% (LIBOR03M + 1.16%) 7/17/26 #●	400,000	400,718
WhiteHorse VI
Series 2012-1A A1R 144A 2.511% (LIBOR03M + 1.20%) 2/3/25 #●	2,679,765	2,678,401

Total Collateralized Debt Obligations (cost $70,968,509)		71,294,503

Convertible Bonds – 0.93%

Aerojet Rocketdyne Holdings 144A 2.25% exercise price $26.00, maturity date 12/15/23 #	100,000	149,437

	Principal amount°	Value (US $)

Convertible Bonds (continued)

Alaska Communications Systems Group 6.25% exercise price $10.28, maturity date 5/1/18	216,000	$222,480
Ares Capital 144A 3.75% exercise price $19.39, maturity date 2/1/22 #	102,000	104,040
BioMarin Pharmaceutical 1.50% exercise price $94.15, maturity date 10/15/20	225,000	270,422
Blackhawk Network Holdings 1.50% exercise price $49.83, maturity date 1/15/22	787,000	881,440
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	338,000	341,803
5.25% exercise price $27.67, maturity date 12/1/18	429,000	490,937
Brookdale Senior Living 2.75% exercise price $29.33, maturity date 6/15/18	711,000	710,111
Cardtronics 1.00% exercise price $52.35, maturity date 12/1/20	243,000	225,079
Cemex 3.72% exercise price $11.01, maturity date 3/15/20	277,000	311,279
Chart Industries 2.00% exercise price $69.03, maturity date 8/1/18	540,000	540,675
Ciena 3.75% exercise price $20.17, maturity date 10/15/18	221,000	267,824
Clearwire Communications 144A 8.25% exercise price $7.08, maturity date 12/1/40 #	515,000	522,725
DISH Network 144A 2.375% exercise price $82.22, maturity date 3/15/24 #	396,000	394,515
3.375% exercise price $65.18, maturity date 8/15/26	363,000	407,921
GAIN Capital Holdings 144A 5.00% exercise price $8.20, maturity date 8/15/22 #	535,000	548,709

	Principal amount°	Value (US $)

Convertible Bonds (continued)

General Cable 4.50% exercise price $31.01, maturity date 11/15/29 f	811,000	$722,804
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	479,000	474,210
Hologic 2.00% exercise price $31.18, maturity date 3/1/42 f	239,000	291,580
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	164,000	153,750
IAC FinanceCo. 144A 0.875% exercise price $152.18, maturity date 10/1/22 #	250,000	260,781
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	353,000	362,487
Insulet 144A 1.25% exercise price $58.37, maturity date 9/15/21 #	220,000	249,975
Jefferies Group 3.875% exercise price $43.53, maturity date 11/1/29	298,000	299,490
Kaman 144A 3.25% exercise price $65.26, maturity date 5/1/24 #	576,000	626,400
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	306,000	346,163
Liberty Interactive 144A 1.75% exercise price $341.10, maturity date 9/30/46 #	285,000	339,150
Liberty Media 2.25% exercise price $104.55, maturity date 9/30/46	103,000	109,953
Medicines 2.75% exercise price $48.97, maturity date 7/15/23	427,000	451,019
Neurocrine Biosciences 144A 2.25% exercise price $75.92, maturity date 5/15/24 #	290,000	330,781
New Mountain Finance 5.00% exercise price $15.80, maturity date 6/15/19	331,000	342,585
Novellus Systems 2.625% exercise price $33.54, maturity date 5/15/41	96,000	527,880

(continues	)	19

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Convertible Bonds (continued)

NXP Semiconductors 1.00% exercise price $102.84, maturity date 12/1/19	375,000	$455,156
ON Semiconductor 1.00% exercise price $18.50, maturity date 12/1/20	299,000	358,239
Pacira Pharmaceuticals 144A 2.375% exercise price $66.89, maturity date 4/1/22 #	479,000	470,019
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	696,000	681,210
PROS Holdings 2.00% exercise price $33.79, maturity date 12/1/19	506,000	517,385
SolarCity 1.625% exercise price $759.35, maturity date 11/1/19	206,000	195,700
Spectrum Pharmaceuticals 2.75% exercise price $10.53, maturity date 12/15/18	98,000	139,344
Spirit Realty Capital 3.75% exercise price $12.98, maturity date 5/15/21	525,000	537,471
Synaptics 144A 0.50% exercise price $73.02, maturity date 6/15/22 #	249,000	226,434
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19	303,000	259,444
Team 144A 5.00% exercise price $21.70, maturity date 8/1/23 #	76,000	72,485
Vector Group 1.75% exercise price $22.35, maturity date 4/15/20 ●	466,000	534,153
2.50% exercise price $14.50, maturity date 1/15/19 ●	147,000	217,284
VEREIT 3.75% exercise price $14.99, maturity date 12/15/20	568,000	591,788
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	585,000	574,763

Total Convertible Bonds (cost $16,927,648)		18,109,280

	Principal amount°		Value (US $)

Corporate Bonds – 40.62%

Banking – 14.06%
Akbank Turk 144A 7.20% 3/16/27 #µ		840,000	$886,410
Ally Financial 4.125% 3/30/20		200,000	206,500
4.75% 9/10/18		200,000	204,920
5.75% 11/20/25		445,000	484,138
ANZ New Zealand International 144A 2.60% 9/23/19 #		200,000	202,244
Banco Bilbao Vizcaya Argentaria 6.75%µy	EUR	400,000	498,686
Banco de Bogota 144A 4.375% 8/3/27 #		575,000	582,587
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		840,000	876,523
Banco Nacional de Desenvol-vimento Economico e Social 144A 4.75% 5/9/24 #		675,000	682,763
6.369% 6/16/18		1,500,000	1,547,220
6.50% 6/10/19		2,500,000	2,661,250
Banco Santander 4.25% 4/11/27		200,000	207,892
Banistmo 144A 3.65% 9/19/22 #		820,000	822,870
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	292,000	228,970
Bank of America 1.967% (LIBOR03M + 0.66%) 7/21/21 ●		900,000	902,489
2.313% (LIBOR03M + 1.00%) 4/24/23		1,120,000	1,130,386
2.60% 1/15/19		1,200,000	1,209,962
2.625% 4/19/21		2,300,000	2,319,201
3.30% 8/5/21	AUD	240,000	188,893
3.30% 1/11/23		716,000	733,799
3.593% 7/21/28 µ		2,130,000	2,149,566
4.183% 11/25/27		3,585,000	3,721,305
4.443% 1/20/48 µ		1,140,000	1,237,677
5.65% 5/1/18		3,300,000	3,375,801
5.75% 12/1/17		700,000	704,843
6.875% 4/25/18		4,125,000	4,244,286
7.625% 6/1/19		800,000	873,304
Bank of New York Mellon 2.15% 2/24/20		1,960,000	1,969,774
2.361% (LIBOR03M + 1.05%) 10/30/23 ●		840,000	858,666
2.50% 4/15/21		180,000	181,849

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
Bank of New York Mellon 3.442% 2/7/28 µ		1,165,000	$1,193,035
4.625%µy		1,365,000	1,395,985
Bank of Nova Scotia 1.875% 4/26/21		4,500,000	4,446,105
Barclays 2.00% 3/16/18		1,000,000	1,001,055
4.836% 5/9/28		465,000	482,373
6.50%µy	EUR	400,000	497,570
8.25%µy		1,775,000	1,878,704
Barclays Bank 144A 6.05% 12/4/17 #		300,000	302,131
7.625% 11/21/22		1,800,000	2,071,125
BB&T 1.971% (LIBOR03M + 0.66%) 2/1/19 ●		900,000	906,119
2.18% (LIBOR03M + 0.86%) 6/15/18 ●		65,000	65,312
2.45% 1/15/20		670,000	677,233
BBVA Bancomer 144A 6.50% 3/10/21 #		955,000	1,057,663
144A 7.25% 4/22/20 #		100,000	110,250
BGEO Group 144A 6.00% 7/26/23 #		690,000	712,356
BNP Paribas 144A 7.375%#µy		700,000	791,875
7.375%µy		500,000	565,625
CIT Group 144A 5.50% 2/15/19 #		936,000	980,460
Citigroup 2.191% (LIBOR03M + 0.88%) 7/30/18 ●		2,300,000	2,312,427
2.247% (LIBOR03M + 0.93%) 6/7/19 ●		2,300,000	2,323,450
2.414% (LIBOR03M + 1.10%) 5/17/24 ●		1,535,000	1,539,607
3.20% 10/21/26		1,000,000	986,377
3.75% 10/27/23	AUD	498,000	392,978
4.05% 7/30/22		150,000	157,275
Citizens Bank 2.55% 5/13/21		1,655,000	1,662,944
2.65% 5/26/22		250,000	250,258
Citizens Financial Group 2.375% 7/28/21		115,000	114,347
4.30% 12/3/25		965,000	1,011,510
Compass Bank 2.875% 6/29/22		1,220,000	1,215,182
3.875% 4/10/25		1,145,000	1,144,051

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
Cooperatieve Rabobank 2.50% 9/4/20	NOK	1,740,000	$227,348
3.625% 6/8/22	NZD	538,000	390,422
3.75% 7/21/26		2,405,000	2,443,552
4.375% 8/4/25		2,000,000	2,102,933
6.875% 3/19/20	EU	R2,400,000	3,302,150
Credit Suisse Group 144A 4.282% 1/9/28 #		2,135,000	2,225,903
144A 6.25%#µy		2,035,000	2,170,456
Credit Suisse Group Funding Guernsey 2.75% 3/26/20		2,199,000	2,222,856
3.125% 12/10/20		250,000	255,156
3.80% 9/15/22		3,350,000	3,480,258
3.80% 6/9/23		2,300,000	2,383,067
4.55% 4/17/26		1,810,000	1,945,065
Deutsche Bank 2.85% 5/10/19		3,100,000	3,131,865
4.25% 10/14/21		1,700,000	1,782,833
Dexia Credit Local 144A 1.815% (LIBOR03M + 0.50%) 2/15/19 #●		560,000	562,367
Fifth Third Bancorp 2.60% 6/15/22		630,000	630,099
Fifth Third Bank 2.226% (LIBOR03M + 0.91%) 8/20/18 ●		905,000	910,712
2.25% 6/14/21		665,000	665,208
3.85% 3/15/26		985,000	1,013,350
Goldman Sachs Group 2.366% (LIBOR03M + 1.05%) 6/5/23 ●		505,000	508,243
2.52% (LIBOR03M + 1.20%) 9/15/20 ●		1,700,000	1,732,909
2.674% (LIBOR03M + 1.36%) 4/23/21 ●		1,300,000	1,329,525
2.917% (LIBOR03M + 1.60%) 11/29/23 ●		875,000	908,022
2.99% (BBSW3M + 1.30%) 8/21/19 ●	AUD	140,000	110,920
3.272% 9/29/25 µ		510,000	511,060
3.55% 2/12/21	CA	D100,000	82,657
3.691% 6/5/28 µ		3,005,000	3,033,744
5.15% 5/22/45		910,000	1,043,585
5.20% 12/17/19	NZD	206,000	155,452
5.95% 1/18/18		700,000	708,926
HSBC Bank 144A 1.955% (LIBOR03M + 0.64%) 5/15/18 #●		620,000	622,104

(continues	)	21

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
HSBC Holdings 2.65% 1/5/22		200,000	$200,514
2.843% (LIBOR03M + 1.50%) 1/5/22 ●		2,000,000	2,064,760
2.977% (LIBOR03M + 1.66%) 5/25/21 ●		900,000	933,108
6.00%µy	EUR	900,000	1,201,992
Huntington Bancshares 2.30% 1/14/22		670,000	664,080
Huntington National Bank 2.50% 8/7/22		1,245,000	1,239,050
ICICI Bank 144A 4.00% 3/18/26 #		1,070,000	1,089,938
ING Bank 144A 2.094% (LIBOR03M + 0.78%) 8/17/18 #●		4,500,000	4,525,429
ING Groep 3.95% 3/29/27		210,000	219,372
JPMorgan Chase & Co. 1.944% (LIBOR03M + 0.63%) 1/28/19 ●		200,000	201,193
2.214% (LIBOR03M + 0.90%) 4/25/23 ●		895,000	902,041
2.25% 1/23/20		9,100,000	9,149,844
2.417% (LIBOR03M + 1.10%) 6/7/21 ●		2,900,000	2,955,213
2.543% (LIBOR03M + 1.23%) 10/24/23 ●		375,000	383,564
3.54% 5/1/28 µ		835,000	843,264
3.882% 7/24/38 µ		1,260,000	1,270,257
4.032% 7/24/48 µ		835,000	852,330
4.25% 11/2/18	NZD	570,000	417,862
4.25% 10/1/27		160,000	169,406
4.26% 2/22/48 µ		135,000	141,940
4.40% 7/22/20		400,000	424,916
6.75%µy		865,000	990,477
7.90%µy		500,000	515,625
JPMorgan Chase Bank 6.00% 10/1/17		600,000	600,000
KBC Bank 8.00% 1/25/23 µ		2,200,000	2,239,996
KeyBank 2.30% 9/14/22		1,610,000	1,595,948
2.40% 6/9/22		810,000	807,331
3.18% 5/22/22		250,000	254,746
3.40% 5/20/26		2,245,000	2,237,389
6.95% 2/1/28		1,220,000	1,538,781
Korea Development Bank 3.00% 3/17/19		850,000	859,289
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	1,150,000	922,088

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
Lloyds Bank 144A 12.00%#µy		2,600,000	$3,524,292
Lloyds Banking Group 3.00%y		975,000	983,788
7.00%µy	GBP	400,000	559,379
7.50%µy		510,000	573,113
7.625%µy	GBP	2,500,000	3,755,913
7.875%µy	GBP	1,300,000	2,090,400
Manufacturers & Traders Trust 2.05% 8/17/20		485,000	484,349
2.50% 5/18/22		555,000	557,129
Mitsubishi UFJ Financial Group 2.19% 9/13/21		2,050,000	2,025,851
2.377% (LIBOR03M + 1.06%) 9/13/21 ●		450,000	457,010
Mitsubishi UFJ Trust &
Banking 144A 2.45% 10/16/19 #		500,000	503,498
144A 2.65% 10/19/20 #		500,000	504,783
Mizuho Bank 144A 2.45% 4/16/19 #		600,000	604,034
Morgan Stanley 2.125% 4/25/18		3,450,000	3,460,250
2.50% 4/21/21		3,500,000	3,512,313
2.532% (LIBOR03M + 1.22%) 5/8/24 ●		875,000	886,648
3.125% 8/5/21	CAD	387,000	316,057
3.591% 7/22/28 µ		1,615,000	1,619,159
3.95% 4/23/27		860,000	877,587
4.375% 1/22/47		1,870,000	1,994,566
5.00% 9/30/21	AUD	359,000	300,755
5.00% 11/24/25		1,495,000	1,640,652
Nationwide Building Society 4.125% 3/20/23 µ	EUR	300,000	361,041
10.25% 6/20/66 ●	GBP	625,000	1,303,766
Nederlandse Watersc-hapsbank 144A 1.339%
(LIBOR03M + 0.02%) 3/15/19 #●		1,500,000	1,500,119
Norinchukin Bank 2.019% (LIBOR03M + 0.715%) 10/10/17 ●		700,000	700,183
2.019% (LIBOR03M + 0.715%) 10/11/17 ●		700,000	700,199
2.019% (LIBOR03M + 0.715%) 10/12/17 ●		1,500,000	1,500,461
Northern Trust 3.375% 5/8/32 µ		330,000	330,380

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
PNC Bank 1.814% (LIBOR03M + 0.50%) 7/27/22 ●		1,000,000	$1,001,712
2.30% 6/1/20		500,000	503,963
6.875% 4/1/18		1,415,000	1,451,684
PNC Financial Services Group 3.15% 5/19/27		570,000	571,793
5.00%µy		1,100,000	1,155,000
Popular 7.00% 7/1/19		645,000	665,963
QNB Finance 2.125% 2/14/18		300,000	300,021
Regions Bank 2.25% 9/14/18		345,000	346,524
Regions Financial 2.75% 8/14/22		430,000	429,615
Royal Bank of Canada 2.30% 3/22/21		2,300,000	2,308,524
2.75% 2/1/22		185,000	188,218
Royal Bank of Scotland Group 2.785% (LIBOR03M + 1.47%) 5/15/23 ●		390,000	393,231
3.498% 5/15/23 µ		500,000	503,589
3.875% 9/12/23		690,000	706,746
144A 6.99%#µy		300,000	342,750
8.625%µy		4,970,000	5,522,913
Santander Holdings USA 2.70% 5/24/19		2,100,000	2,117,168
2.767% (LIBOR03M + 1.45%) 11/24/17 ●		2,500,000	2,505,004
Santander UK 2.167% (LIBOR03M + 0.85%) 8/24/18 ●		730,000	734,211
144A 5.00% 11/7/23 # 1,540,000			1,667,734
Santander UK Group Holdings 3.571% 1/10/23		250,000	255,924
7.375%µy	GBP	2,200,000	3,206,139
Societe Generale 144A 4.25% 4/14/25 #		3,600,000	3,694,191
Standard Chartered 144A 2.446% (LIBOR03M + 1.13%) 8/19/19 #●		3,200,000	3,238,184
State Street 2.653% 5/15/23 µ		45,000	45,266
3.10% 5/15/23		525,000	534,386
3.30% 12/16/24		875,000	904,602
Sumitomo Mitsui Financial Group 2.997% (LIBOR03M + 1.68%) 3/9/21 ●		2,300,000	2,378,935

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
SunTrust Banks 2.45% 8/1/22	1,160,000	$1,156,303
2.70% 1/27/22	1,105,000	1,114,633
3.30% 5/15/26	540,000	534,482
5.05%µy	280,000	287,000
SVB Financial Group 3.50% 1/29/25	2,205,000	2,211,558
Synchrony Financial 2.541% (LIBOR03M + 1.23%) 2/3/20 ●	500,000	505,162
2.711% (LIBOR03M + 1.40%) 11/9/17 ●	1,400,000	1,401,477
Toronto-Dominion Bank 1.861% (LIBOR03M + 0.55%) 4/30/18 ●	835,000	837,683
2.50% 12/14/20	690,000	698,348
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #	355,000	364,922
144A 6.25% 4/20/21 #	590,000	628,290
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ	560,000	567,020
UBS 144A 1.637% (LIBOR03M + 0.32%) 12/7/18 #●	2,000,000	2,003,614
144A 1.897% (LIBOR03M + 0.58%) 6/8/20 #●	2,000,000	2,008,798
4.75% 5/22/23 µ	1,300,000	1,319,938
5.125% 5/15/24	200,000	213,863
5.875% 12/20/17	1,163,000	1,173,860
7.625% 8/17/22	500,000	590,625
UBS Group 6.875%µy	555,000	610,634
UBS Group Funding Switzerland 144A 2.859% 8/15/23 #µ	820,000	818,003
144A 3.00% 4/15/21 #	2,705,000	2,743,911
144A 3.084% (LIBOR03M + 1.78%) 4/14/21 #●	400,000	414,537
144A 3.491% 5/23/23 #	1,145,000	1,173,223
144A 4.125% 9/24/25 #	870,000	915,760
144A 4.125% 4/15/26 #	845,000	888,092
144A 4.253% 3/23/28 #	715,000	751,189
US Bancorp 2.375% 7/22/26	1,700,000	1,616,874
2.625% 1/24/22	935,000	948,345
3.15% 4/27/27	1,940,000	1,952,927
3.60% 9/11/24	1,275,000	1,327,090
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	1,820,000	1,623,076

(continues	)	23

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Banking (continued)
Wells Fargo & Co. 2.541% (LIBOR03M + 1.23%) 10/31/23 ●		1,440,000	$1,473,667
2.55% 12/7/20		3,000,000	3,035,273
2.625% 7/22/22		590,000	591,367
3.00% 7/27/21	AUD	979,000	762,650
3.50% 9/12/29	GBP	196,000	288,836
3.584% 5/22/28 µ		1,835,000	1,860,141
4.75% 12/7/46		935,000	1,028,408
Westpac Banking 4.322% 11/23/31 µ		635,000	653,633
5.00%µy		280,000	279,944
Woori Bank 144A 4.75% 4/30/24 #		800,000	833,896
Zions Bancorporation 4.50% 6/13/23		690,000	730,909

			273,386,272

Basic Industry – 2.17%
Allegheny Technologies 7.875% 8/15/23		205,000	222,425
Anglo American Capital 144A 4.875% 5/14/25 #		1,940,000	2,058,660
ArcelorMittal 6.125% 6/1/25 320,000			369,600
Barrick North America Finance 5.75% 5/1/43		670,000	814,876
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		2,795,000	3,075,897
Builders FirstSource 144A 5.625% 9/1/24 #		715,000	758,794
144A 10.75% 8/15/23 #		70,000	80,150
Cemex 144A 7.75% 4/16/26 #		245,000	282,117
CF Industries 6.875% 5/1/18 1,750,000			1,802,500
Chemours 5.375% 5/15/27		180,000	187,650
7.00% 5/15/25		90,000	100,125
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #		455,000	495,950
CK Hutchison International 17 144A 2.875% 4/5/22 #		1,120,000	1,126,898
Cleveland-Cliffs 144A 5.75% 3/1/25 #		225,000	216,844
Cydsa 144A 6.25% 10/4/27 #		555,000	544,916
Dow Chemical 8.55% 5/15/19		3,662,000	4,045,541
DR Horton 3.75% 3/1/19		200,000	203,796
4.00% 2/15/20		400,000	414,417

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
Equate Petrochemical 144A 3.00% 3/3/22 #	625,000	$621,172
First Quantum Minerals 144A 7.25% 4/1/23 #	830,000	856,975
FMG Resources August 2006 144A 4.75% 5/15/22 #	225,000	228,656
144A 5.125% 5/15/24 #	695,000	708,031
Freeport-McMoRan 4.55% 11/14/24	650,000	653,900
6.875% 2/15/23	645,000	706,275
Georgia-Pacific 144A 2.539% 11/15/19 #	1,050,000	1,058,753
8.00% 1/15/24	2,242,000	2,879,798
HD Supply 144A 5.75% 4/15/24 #	510,000	546,975
Hudbay Minerals 144A 7.25% 1/15/23 #	10,000	10,700
144A 7.625% 1/15/25 #	325,000	353,444
International Paper 4.35% 8/15/48	310,000	314,586
4.40% 8/15/47	365,000	370,505
INVISTA Finance 144A 4.25% 10/15/19 #	1,060,000	1,097,100
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	160,000	179,600
Kraton Polymers 144A 10.50% 4/15/23 #	70,000	80,325
Lennar 4.50% 4/30/24	270,000	278,716
4.75% 5/30/25	40,000	41,950
4.875% 12/15/23	185,000	196,331
M/I Homes 6.75% 1/15/21	80,000	83,900
Mexichem 144A 5.50% 1/15/48 #	915,000	904,935
Mosaic 5.625% 11/15/43	930,000	952,124
NCI Building Systems 144A 8.25% 1/15/23 #	275,000	296,313
New Gold 144A 6.25% 11/15/22 #	30,000	31,237
NOVA Chemicals 144A 5.00% 5/1/25 #	526,000	535,205
144A 5.25% 6/1/27 #	180,000	182,250
Novelis 144A 6.25% 8/15/24 #	280,000	292,656
Novolipetsk Steel via Steel
Funding 144A 4.50% 6/15/23 #	595,000	614,940
OCP 144A 4.50% 10/22/25 #	980,000	989,112

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
OCP
144A 6.875% 4/25/44 #	210,000	$237,025
Olin 5.125% 9/15/27	360,000	377,100
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	955,000	970,817
PolyOne 5.25% 3/15/23	290,000	309,842
PQ 144A 6.75% 11/15/22 #	70,000	76,125
SPCM 144A 4.875% 9/15/25 #	550,000	570,625
Steel Dynamics 5.00% 12/15/26	875,000	936,250
Summit Materials 144A 5.125% 6/1/25 #	230,000	237,567
6.125% 7/15/23	70,000	74,200
8.50% 4/15/22	30,000	33,900
Suzano Austria 144A 7.00% 3/16/47 #	805,000	881,395
Suzano Trading 144A 5.875% 1/23/21 #	124,000	134,385
US Concrete 6.375% 6/1/24	600,000	649,500
Vale Overseas 4.375% 1/11/22	230,000	240,336
5.875% 6/10/21	315,000	347,681
6.25% 8/10/26	1,010,000	1,151,400
Vedanta Resources 144A 6.125% 8/9/24 #	365,000	371,094
144A 6.375% 7/30/22 #	455,000	474,337
VM Holding 144A 5.375% 5/4/27 #	750,000	789,375
WR Grace & Co.-Conn 144A 5.625% 10/1/24 #	508,000	560,070

		42,290,644

Brokerage – 0.38%
Bear Stearns 7.25% 10/2/17	700,000	700,000
7.25% 2/1/18	2,000,000	2,037,356
E*TRADE Financial 3.80% 8/24/27	865,000	876,756
5.875%µy	950,000	1,014,125
Jefferies Group 6.45% 6/8/27	331,000	383,814
6.50% 1/20/43	270,000	309,337
Lazard Group 3.75% 2/13/25	2,100,000	2,144,580

		7,465,968

Capital Goods – 1.40%
3M 2.875% 10/15/27	895,000	891,270

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
Advanced Disposal Services 144A 5.625% 11/15/24 # 80,000			$83,800
Allegion US Holding 3.20% 10/1/24		475,000	473,703
3.55% 10/1/27		1,229,000	1,223,273
Ardagh Packaging Finance 144A 6.00% 2/15/25 # 405,000			429,806
144A 7.25% 5/15/24 # 200,000			220,124
Ball 5.25% 7/1/25		725,000	798,587
BMC East 144A 5.50% 10/1/24 #		250,000	261,250
Boise Cascade 144A 5.625% 9/1/24 #		750,000	792,187
BWAY Holding 144A 5.50% 4/15/24 #		840,000	878,850
CCL Industries 144A 3.25% 10/1/26 #		655,000	625,185
Covanta Holding 5.875% 7/1/25		230,000	226,837
Crane 2.75% 12/15/18		170,000	171,762
4.45% 12/15/23		1,050,000	1,103,654
Eaton 3.103% 9/15/27		1,365,000	1,345,992
General Electric 1.692% (LIBOR03M + 0.38%) 5/5/26 ●		920,000	898,196
4.25% 1/17/18	NZD	140,000	101,684
4.65% 10/17/21		89,000	97,491
5.55% 5/4/20		470,000	513,807
6.00% 8/7/19		1,025,000	1,104,051
Heathrow Funding 144A 4.875% 7/15/21 #		200,000	214,731
Herc Rentals 144A 7.75% 6/1/24 #		486,000	529,740
Koppers 144A 6.00% 2/15/25 #		80,000	86,200
Kratos Defense & Security Solutions 7.00% 5/15/19		200,000	205,750
LafargeHolcim Finance US 144A 3.50% 9/22/26 #		2,040,000	2,023,489
Lennox International 3.00% 11/15/23		710,000	711,825
Lockheed Martin 3.10% 1/15/23		1,111,000	1,145,292
Masco 5.95% 3/15/22		304,000	342,610
Owens-Brockway Glass
Container 144A 5.875% 8/15/23 #		600,000	664,125
Parker-Hannifin 3.30% 11/21/24		65,000	66,852

(continues	)	25

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
Rockwell Collins 3.20% 3/15/24	530,000	$540,017
3.50% 3/15/27	370,000	377,820
Roper Technologies 2.80% 12/15/21	685,000	691,257
Siemens Financierings-maatschappij 144A 1.597% (LIBOR03M + 0.28%) 5/25/18 #●	610,000	611,055
144A 3.125% 3/16/24 #	1,325,000	1,352,573
144A 4.20% 3/16/47 #	250,000	270,630
St. Marys Cement 144A 5.75% 1/28/27 #	630,000	667,327
Standard Industries 144A 5.00% 2/15/27 #	985,000	1,029,325
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	30,000	33,375
TransDigm 6.375% 6/15/26	350,000	359,408
Tyco Electronics Group 3.125% 8/15/27	390,000	389,569
United Technologies 2.80% 5/4/24	720,000	721,000
3.75% 11/1/46	875,000	845,466
WestRock 144A 3.00% 9/15/24 #	480,000	479,874
144A 3.375% 9/15/27 #	430,000	429,001
Zekelman Industries 144A 9.875% 6/15/23 #	90,000	101,700

		27,131,520

Communications – 3.36%
AMC Networks 4.75% 8/1/25	440,000	445,500
AT&T 2.202% (LIBOR03M + 0.89%) 2/14/23 ●	810,000	808,806
2.254% (LIBOR03M + 0.95%) 7/15/21 ●	500,000	506,573
2.80% 2/17/21	1,300,000	1,316,232
3.20% 3/1/22	100,000	102,059
3.80% 3/1/24	100,000	102,971
3.875% 8/15/21	900,000	942,709
3.90% 8/14/27	855,000	857,706
4.25% 3/1/27	895,000	921,227
4.90% 8/14/37	2,105,000	2,136,458
5.15% 2/14/50	1,190,000	1,203,809
5.25% 3/1/37	270,000	283,881
Bell Canada 3.35% 3/22/23 CAD	219,000	179,340

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Communications (continued)
Cablevision 144A 6.50% 6/15/21 #		950,000	$1,016,253
CCO Holdings 144A 5.00% 2/1/28 #		900,000	904,500
144A 5.125% 5/1/27 #		525,000	533,531
144A 5.50% 5/1/26 #		530,000	550,537
144A 5.75% 2/15/26 #		80,000	84,200
144A 5.875% 5/1/27 #		60,000	63,000
CenturyLink 6.75% 12/1/23		434,000	440,657
Charter Communications
Operating 4.464% 7/23/22		800,000	845,754
Cincinnati Bell 144A 7.00% 7/15/24 #		185,000	181,300
Comcast 3.15% 2/15/28		1,605,000	1,600,434
Comcel Trust via
Comunicaciones Celulares 144A 6.875% 2/6/24 #		380,000	406,813
Crown Castle Towers 144A 3.663% 5/15/25 #		110,000	112,750
144A 4.883% 8/15/20 #		2,090,000	2,215,087
CSC Holdings 144A 5.50% 4/15/27 #		826,000	861,105
Deutsche Telekom
International Finance 144A 1.95% 9/19/21 #		770,000	754,744
144A 2.485% 9/19/23 #		3,005,000	2,936,948
6.50% 4/8/22	GBP	36,000	58,695
Digicel 144A 6.75% 3/1/23 #		205,000	201,669
Digicel Group 144A 7.125% 4/1/22 #		645,000	587,756
144A 8.25% 9/30/20 #		455,000	446,187
Discovery Communications 3.95% 3/20/28		760,000	759,520
5.00% 9/20/37		390,000	397,578
DISH DBS 4.25% 4/1/18		200,000	202,000
7.75% 7/1/26		300,000	345,000
Gray Television 144A 5.875% 7/15/26 #		640,000	660,800
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		530,000	529,482
Lamar Media 5.75% 2/1/26		501,000	545,464
Level 3 Financing 5.375% 5/1/25		1,036,000	1,067,727
Midcontinent Communications 144A 6.875% 8/15/23 #		355,000	384,287

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Communications (continued)
Myriad International Holdings 144A 4.85% 7/6/27 #	570,000	$590,805
144A 5.50% 7/21/25 #	315,000	344,141
NBCUniversal Enterprise 144A 1.989% (LIBOR03M + 0.685%) 4/15/18 #●	840,000	842,890
Nexstar Broadcasting 144A 5.625% 8/1/24 #	635,000	658,813
Radiate Holdco 144A 6.625% 2/15/25 #	80,000	78,400
SBA Tower Trust 144A 2.24% 4/10/18 #	735,000	734,854
144A 2.898% 10/8/19 #	600,000	603,645
SFR Group 144A 6.25% 5/15/24 #	790,000	837,203
Sinclair Television Group 144A 5.125% 2/15/27 #	615,000	600,394
Sirius XM Radio 144A 5.00% 8/1/27 #	500,000	512,500
144A 5.375% 4/15/25 #	1,147,000	1,212,953
Sprint 7.125% 6/15/24	300,000	338,250
7.875% 9/15/23	628,000	730,050
Sprint Capital 6.90% 5/1/19	900,000	961,875
Sprint Communications 7.00% 8/15/20	260,000	284,731
Telecom Italia 144A 5.303% 5/30/24 #	400,000	436,500
Telefonica Emisiones 5.213% 3/8/47	405,000	447,209
Time Warner Cable 6.75% 7/1/18	1,500,000	1,553,487
7.30% 7/1/38	2,165,000	2,724,326
Time Warner Entertainment 8.375% 3/15/23	1,415,000	1,759,726
T-Mobile USA 6.375% 3/1/25	50,000	53,960
6.50% 1/15/26	760,000	840,750
Tribune Media 5.875% 7/15/22	313,000	327,085
Unitymedia 144A 6.125% 1/15/25 #	340,000	364,225
UPCB Finance IV 144A 5.375% 1/15/25 #	488,000	509,960
Verizon Communications 2.321% (LIBOR03M + 1.00%) 3/16/22 ●	2,800,000	2,842,340
2.946% 3/15/22	1,831,000	1,863,518
3.069% (LIBOR03M + 1.75%) 9/14/18 ●	250,000	253,956

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Communications (continued)
Verizon Communications 3.125% 3/16/22		1,600,000	$1,640,991
3.25% 2/17/26	EUR	323,000	437,299
144A 3.376% 2/15/25 #		2,691,000	2,709,219
4.125% 3/16/27		1,500,000	1,568,448
4.50% 8/17/27	AUD	900,000	695,001
4.50% 8/10/33		625,000	642,634
5.25% 3/16/37		225,000	247,401
VimpelCom Holdings 144A 4.95% 6/16/24 #		510,000	523,148
144A 5.95% 2/13/23 #		925,000	1,006,863
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		790,000	825,550
VTR Finance 144A 6.875% 1/15/24 #		855,000	906,300
Wind Acquisition Finance 144A 7.375% 4/23/21 #		350,000	364,219
Zayo Group 144A 5.75% 1/15/27 #		120,000	127,500
6.00% 4/1/23		695,000	739,098
6.375% 5/15/25		110,000	118,952

			65,362,218

Consumer Cyclical – 2.27%
Allison Transmission 144A 5.00% 10/1/24 #		275,000	286,096
Amazon.com 144A 3.15% 8/22/27 #		1,700,000	1,710,067
AMC Entertainment Holdings 6.125% 5/15/27		405,000	401,963
American Tire Distributors 144A 10.25% 3/1/22 #		60,000	62,868
BMW US Capital 144A 1.50% 4/11/19 #		500,000	498,586
Boyd Gaming 6.375% 4/1/26		860,000	940,625
Coach 4.125% 7/15/27		645,000	649,404
CVS Health 2.125% 6/1/21		450,000	445,676
CVS Pass Through Trust 144A 5.773% 1/10/33 # ◆		81,520	91,840
Daimler 2.75% 12/10/18	NOK	1,870,000	240,047
Daimler Finance North America 144A 2.00% 8/3/18 #		3,800,000	3,810,695
144A 2.00% 7/6/21 #		300,000	295,521
Dollar General 3.875% 4/15/27		1,650,000	1,717,521
Ford Motor Credit 1.897% 8/12/19		1,000,000	995,453

(continues	)	27

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Ford Motor Credit 2.24% 6/15/18	4,000,000	$4,013,250
3.096% 5/4/23	1,340,000	1,329,434
3.20% 1/15/21	4,600,000	4,695,273
5.75% 2/1/21	700,000	768,038
General Motors 6.75% 4/1/46	245,000	295,999
General Motors Financial 4.375% 9/25/21	800,000	848,667
5.25% 3/1/26	725,000	788,061
GLP Capital 5.375% 4/15/26	730,000	798,437
Goodyear Tire & Rubber 4.875% 3/15/27	370,000	381,833
5.00% 5/31/26	530,000	554,513
Hanesbrands 144A 4.875% 5/15/26 #	630,000	657,563
Hilton Worldwide Finance 4.875% 4/1/27	365,000	384,163
Hyundai Capital America 144A 2.125% 10/2/17 #	615,000	615,000
144A 2.55% 2/6/19 #	715,000	716,306
144A 3.00% 3/18/21 #	580,000	582,151
JC Penney 8.125% 10/1/19	108,000	115,560
JD.com 3.125% 4/29/21	1,270,000	1,269,833
KFC Holding 144A 5.00% 6/1/24 #	340,000	359,125
144A 5.25% 6/1/26 #	318,000	337,875
Lear 3.80% 9/15/27	650,000	648,579
Lithia Motors 144A 5.25% 8/1/25 #	345,000	359,231
Lowe’s 1.737% (LIBOR03M + 0.42%) 9/10/19 ●	520,000	523,983
3.70% 4/15/46	1,475,000	1,433,646
4.05% 5/3/47	170,000	175,000
Marriott International 4.50% 10/1/34	160,000	169,161
MGM Resorts International 4.625% 9/1/26	605,000	615,587
Mohegan Gaming &
Entertainment 144A 7.875% 10/15/24 #	110,000	117,975
New Red Finance 144A 5.00% 10/15/25 #	310,000	316,975
PACCAR Financial 1.916%
(LIBOR03M + 0.60%) 12/6/18 ●	835,000	840,012
Penn National Gaming 144A 5.625% 1/15/27 #	930,000	967,200

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Penske Automotive Group 5.50% 5/15/26		490,000	$507,836
PetSmart 144A 5.875% 6/1/25 #		405,000	355,387
Priceline Group 3.55% 3/15/28		575,000	576,417
PulteGroup 5.00% 1/15/27		430,000	448,813
Schaeffler Finance 144A 4.75% 5/15/23 #		200,000	207,250
Scientific Games International 10.00% 12/1/22		575,000	638,969
Scotts Miracle-Gro 5.25% 12/15/26		395,000	417,713
Staples 144A 8.50% 9/15/25 #		676,000	659,100
Toyota Motor Credit 2.80% 7/13/22		420,000	428,464
Volkswagen Financial Services 2.375% 11/13/18	GBP	800,000	1,086,172
Wolverine World Wide 144A 5.00% 9/1/26 #		400,000	401,120
Wyndham Worldwide 4.15% 4/1/24		255,000	258,813
ZF North America Capital 144A 4.00% 4/29/20 #		400,000	414,500

			44,225,346

Consumer Non-Cyclical – 3.77%
Abbott Laboratories 2.90% 11/30/21		475,000	483,538
4.90% 11/30/46		1,260,000	1,412,169
AbbVie 2.85% 5/14/23		1,400,000	1,412,191
Actavis 3.25% 10/1/22		300,000	308,081
Air Medical Group Holdings 144A 6.375% 5/15/23 #		110,000	106,425
Albertsons 5.75% 3/15/25		415,000	367,275
6.625% 6/15/24		70,000	65,537
Allergan Funding SCS 2.35% 3/12/18		500,000	501,498
3.45% 3/15/22		1,000,000	1,038,778
Amgen 4.00% 9/13/29	GBP	216,000	327,152
Anheuser-Busch InBev Finance 1.711% (LIBOR03M + 0.40%) 2/1/19 ●		340,000	341,404
2.65% 2/1/21		900,000	915,104
3.65% 2/1/26		4,720,000	4,889,595

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Anheuser-Busch InBev Worldwide 5.375% 1/15/20	1,000,000	$1,076,492
Aramark Services 4.75% 6/1/26	895,000	944,583
Atento Luxco 1 144A 6.125% 8/10/22 #	740,000	775,339
BAT Capital 144A 2.764% 8/15/22 #	440,000	442,832
144A 3.557% 8/15/27 #	1,065,000	1,070,403
144A 4.39% 8/15/37 #	1,290,000	1,318,402
BAT International Finance 144A 2.75% 6/15/20 #	700,000	711,734
Bayer US Finance 144A 1.582% (LIBOR03M + 0.28%) 10/6/17 #●	295,000	295,006
Becle 144A 3.75% 5/13/25 #	1,815,000	1,835,034
Becton Dickinson 3.363% 6/6/24	595,000	601,187
3.70% 6/6/27	1,240,000	1,252,197
Biogen 5.20% 9/15/45	1,640,000	1,916,782
Boston Scientific 2.85% 5/15/20	900,000	915,437
3.375% 5/15/22	800,000	821,477
Cardinal Health 1.948% 6/14/19	1,200,000	1,201,597
Cardtronics 144A 5.50% 5/1/25 #	90,000	92,296
Celgene 3.25% 8/15/22	1,475,000	1,523,512
Cencosud 144A 6.625% 2/12/45 #	730,000	799,155
Change Healthcare Holdings 144A 5.75% 3/1/25 #	425,000	434,563
Cott Holdings 144A 5.50% 4/1/25 #	380,000	396,340
DaVita 5.00% 5/1/25	1,311,000	1,296,251
5.125% 7/15/24	30,000	29,925
ESAL 144A 6.25% 2/5/23 #	390,000	379,957
HCA 3.75% 3/15/19	2,600,000	2,661,750
5.375% 2/1/25	1,025,000	1,082,656
5.875% 2/15/26	250,000	268,995
7.58% 9/15/25	30,000	34,800
HealthSouth 5.125% 3/15/23	235,000	244,036
5.75% 11/1/24	643,000	661,567
5.75% 9/15/25	270,000	282,231

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Hill-Rom Holdings 144A 5.00% 2/15/25 #	245,000	$254,800
144A 5.75% 9/1/23 #	325,000	344,500
Imperial Brands Finance 144A 2.05% 2/11/18 #	270,000	270,166
144A 2.95% 7/21/20 #	700,000	710,970
144A 3.75% 7/21/22 #	470,000	489,068
inVentiv Group Holdings 144A 7.50% 10/1/24 #	14,000	15,610
JBS USA 144A 5.75% 6/15/25 #	155,000	155,194
144A 5.875% 7/15/24 #	320,000	322,400
KAR Auction Services 144A 5.125% 6/1/25 #	200,000	208,500
Kernel Holding 144A 8.75% 1/31/22 #	890,000	978,929
Kraft Heinz Foods 2.129% (LIBOR03M + 0.82%) 8/10/22 ●	300,000	300,482
Kroger 2.65% 10/15/26	570,000	522,116
Lamb Weston Holdings 144A 4.625% 11/1/24 #	220,000	230,450
144A 4.875% 11/1/26 #	355,000	373,637
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	935,000	970,717
McCormick & Co. 2.70% 8/15/22	530,000	532,936
Merck & Co. 1.677% (LIBOR03M + 0.36%) 5/18/18 ●	680,000	681,577
MHP 144A 7.75% 5/10/24 #	520,000	561,314
Molson Coors Brewing 3.00% 7/15/26	1,410,000	1,373,347
4.20% 7/15/46	830,000	829,782
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	550,000	592,625
Mylan 3.95% 6/15/26	765,000	779,944
New York and Presbyterian Hospital 4.063% 8/1/56	690,000	701,449
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	980,000	1,022,875
PepsiCo 1.654% (LIBOR03M + 0.35%) 10/13/17 ●	950,000	950,120
Pernod Ricard 144A 4.45% 1/15/22 #	1,665,000	1,789,493
Pfizer
1.62% (LIBOR03M + 0.30%) 6/15/18 ●	754,000	755,492
3.00% 12/15/26	1,105,000	1,119,765

(continues	)	29

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Post Holdings 144A 5.00% 8/15/26 #	825,000	$825,516
144A 5.75% 3/1/27 #	105,000	108,675
Prime Security Services Borrower 144A 9.25% 5/15/23 #	745,000	824,015
Quintiles IMS 144A 5.00% 10/15/26 #	610,000	648,125
Reynolds American 4.00% 6/12/22	900,000	951,514
4.45% 6/12/25	1,300,000	1,396,881
ServiceMaster 144A 5.125% 11/15/24 #	650,000	669,500
Shire Acquisitions Investments Ireland 2.40% 9/23/21	1,620,000	1,615,446
2.875% 9/23/23	1,385,000	1,379,534
Team Health Holdings 144A 6.375% 2/1/25 #	60,000	57,000
Tempur Sealy International 5.50% 6/15/26	450,000	461,250
Tenet Healthcare 144A 5.125% 5/1/25 #	1,555,000	1,537,506
Thermo Fisher Scientific 3.00% 4/15/23	1,980,000	2,014,533
Tyson Foods 2.65% 8/15/19	1,500,000	1,518,374
Universal Health Services 144A 3.75% 8/1/19 #	1,400,000	1,436,750
144A 5.00% 6/1/26 #	210,000	222,075
Zimmer Biomet Holdings 4.625% 11/30/19	1,270,000	1,332,954
Zoetis 3.00% 9/12/27	1,060,000	1,045,617

		73,418,806

Energy – 4.03%
Alta Mesa Holdings 144A 7.875% 12/15/24 #	80,000	86,800
Anadarko Petroleum 6.60% 3/15/46	1,575,000	1,955,865
Andeavor Logistics 5.25% 1/15/25	390,000	419,250
Antero Resources 5.00% 3/1/25	110,000	112,200
5.625% 6/1/23	90,000	94,275
Cheniere Corpus Christi Holdings 5.875% 3/31/25	295,000	318,600
Chevron 1.848% (LIBOR03M + 0.53%) 3/3/22 ●	575,000	579,623

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
ConocoPhillips 2.215% (LIBOR03M + 0.90%) 5/15/22 ●	575,000	$587,154
Crestwood Midstream Partners 5.75% 4/1/25	405,000	415,125
Diamondback Energy 4.75% 11/1/24	775,000	794,375
Ecopetrol 5.875% 9/18/23	410,000	456,330
7.375% 9/18/43	270,000	308,664
Enbridge 2.02% (LIBOR03M + 0.70%) 6/15/20 ●	1,350,000	1,361,492
3.70% 7/15/27	1,150,000	1,165,534
Energy Partners 5.00% 10/1/22	1,500,000	1,621,401
5.75% 9/1/20	400,000	430,601
Energy Transfer 6.125% 12/15/45	1,640,000	1,806,481
9.70% 3/15/19	694,000	766,761
Energy Transfer Equity 5.50% 6/1/27	50,000	52,875
7.50% 10/15/20	475,000	537,344
Enlink Midstream Partners 6.00%µy	455,000	455,800
Enterprise Products Operating 7.034% 1/15/68 µ	200,000	203,000
Exxon Mobil 1.686% (LIBOR03M + 0.37%) 3/6/22 ●	1,125,000	1,131,321
Florida Gas Transmission 144A 7.90% 5/15/19 #	320,000	347,848
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	1,065,000	1,093,223
Genesis Energy 6.75% 8/1/22	690,000	708,975
Geopark 144A 6.50% 9/21/24 #	580,000	584,350
Gulfport Energy 6.00% 10/15/24	520,000	526,500
6.625% 5/1/23	245,000	249,287
Hilcorp Energy I 144A 5.00% 12/1/24 #	700,000	689,500
144A 5.75% 10/1/25 #	40,000	40,650
Holly Energy Partners 144A 6.00% 8/1/24 #	40,000	42,150
KazMunayGas National 144A 3.875% 4/19/22 #	345,000	348,831
144A 4.75% 4/19/27 #	550,000	558,900

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Kinder Morgan 2.00% 12/1/17	600,000	$600,222
Kinder Morgan Energy Partners 5.00% 10/1/21	620,000	668,180
5.95% 2/15/18	1,000,000	1,014,818
6.85% 2/15/20	2,000,000	2,195,937
9.00% 2/1/19	2,200,000	2,390,514
Laredo Petroleum 6.25% 3/15/23	285,000	294,975
Magellan Midstream Partners 4.20% 10/3/47	685,000	675,613
Marathon Oil 4.40% 7/15/27	1,580,000	1,616,006
MPLX 4.875% 12/1/24	1,615,000	1,742,951
Murphy Oil 6.875% 8/15/24	1,030,000	1,100,802
Murphy Oil USA 6.00% 8/15/23	895,000	946,463
Nabors Industries 5.50% 1/15/23	262,000	258,070
Newfield Exploration 5.375% 1/1/26	50,000	52,874
5.75% 1/30/22	475,000	509,437
Noble Energy 3.85% 1/15/28	690,000	692,513
4.95% 8/15/47	155,000	158,536
5.05% 11/15/44	2,055,000	2,127,677
NuStar Logistics 5.625% 4/28/27	285,000	301,387
Oasis Petroleum 6.50% 11/1/21	260,000	266,500
6.875% 3/15/22	40,000	40,900
ONEOK 4.95% 7/13/47	685,000	689,071
7.50% 9/1/23	1,485,000	1,780,946
Pertamina Persero 144A 4.30% 5/20/23 #	475,000	499,778
144A 4.875% 5/3/22 #	525,000	564,301
144A 5.625% 5/20/43 #	255,000	275,013
Petrobras Global Finance 144A 5.299% 1/27/25 #	520,000	519,870
144A 5.999% 1/27/28 #	2,816,000	2,819,520
6.125% 1/17/22	500,000	538,750
6.75% 1/27/41	985,000	980,075
6.85% 6/5/15	1,700,000	1,623,925
7.25% 3/17/44	1,040,000	1,086,800
7.375% 1/17/27	385,000	424,655
Petroleos Mexicanos 3.125% 1/23/19	200,000	202,300

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Petroleos Mexicanos 144A 4.967% (LIBOR03M + 3.65%) 3/11/22 #●	110,000	$119,905
144A 6.50% 3/13/27 #	390,000	433,485
6.75% 9/21/47	375,000	399,900
144A 6.75% 9/21/47 #	305,000	325,252
9.25% 3/30/18	1,000,000	1,033,949
Plains All American Pipeline 3.85% 10/15/23	205,000	205,979
6.50% 5/1/18	800,000	819,380
8.75% 5/1/19	1,160,000	1,268,447
Precision Drilling 6.625% 11/15/20	191,331	193,005
QEP Resources 5.25% 5/1/23	565,000	552,118
Raizen Fuels Finance 144A 5.30% 1/20/27 #	885,000	931,463
Rio Oil Finance Trust 9.25% 7/6/24	181,189	189,232
Rockies Express Pipeline 144A 6.85% 7/15/18 #	500,000	518,750
Sabine Pass Liquefaction 5.625% 3/1/25	1,575,000	1,739,466
5.75% 5/15/24	6,950,000	7,752,824
5.875% 6/30/26	240,000	268,843
6.25% 3/15/22	400,000	450,204
Shell International Finance 1.759% (LIBOR03M + 0.45%) 5/11/20 ●	595,000	600,319
4.375% 5/11/45	151,000	162,038
Southern Gas Corridor 144A 6.875% 3/24/26 #	600,000	677,013
Southwestern Energy 4.10% 3/15/22	220,000	213,400
6.70% 1/23/25	95,000	96,663
Spectra Energy Partners 2.016% (LIBOR03M + 0.70%) 6/5/20 ●	500,000	504,286
Statoil 1.772% (LIBOR03M + 0.46%) 11/8/18 ●	835,000	838,577
Summit Midstream Holdings 5.75% 4/15/25	425,000	433,500
Sunoco Logistics Partners Operations 5.40% 10/1/47	295,000	301,378
Targa Resources Partners 5.375% 2/1/27	680,000	711,450
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #	785,000	780,098

(continues	)	31

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Transcanada Trust 5.30%µy	555,000	$569,222
5.875%µy	560,000	609,000
Transocean 144A 9.00% 7/15/23 #	70,000	75,775
Transocean Proteus 144A 6.25% 12/1/24 #	308,750	324,959
WildHorse Resource Development 144A 6.875% 2/1/25 #	80,000	80,100
Woodside Finance 144A 3.65% 3/5/25 #	485,000	489,065
144A 3.70% 9/15/26 #	400,000	400,880
144A 4.60% 5/10/21 #	400,000	423,057
144A 8.75% 3/1/19 #	1,125,000	1,226,542
YPF 144A 24.104% (BADLARPP + 4.00%) 7/7/20 #●	1,205,000	1,211,025

		78,441,013

Finance Companies – 1.68%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	1,585,000	1,741,519
AerCap Ireland Capital 3.65% 7/21/27	1,990,000	1,985,788
4.625% 10/30/20	1,000,000	1,064,749
Air Lease 3.00% 9/15/23	985,000	983,583
3.375% 6/1/21	1,600,000	1,651,411
3.625% 4/1/27	715,000	716,606
American Express 7.00% 3/19/18	6,600,000	6,763,447
Aviation Capital Group 144A 2.875% 9/17/18 #	300,000	302,613
144A 2.875% 1/20/22 #	1,540,000	1,541,390
144A 4.875% 10/1/25 #	1,090,000	1,186,571
144A 6.75% 4/6/21 #	500,000	565,490
BOC Aviation 144A 2.375% 9/15/21 #	910,000	894,699
2.375% 9/15/21	600,000	589,912
Citicorp Lease Pass Through Trust Series 1999-1 144A 8.04% 12/15/19 #◆	148,870	166,630
GE Capital International Funding Unlimited 2.342% 11/15/20	251,000	253,494
Intercontinental Exchange 3.10% 9/15/27	570,000	565,598
International Lease Finance 6.25% 5/15/19	200,000	212,639

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Finance Companies (continued)
International Lease Finance 144A 7.125% 9/1/18 #	100,000	$104,725
8.625% 1/15/22	1,455,000	1,784,366
LeasePlan 144A 2.875% 1/22/19 #	1,600,000	1,604,082
Navient 5.50% 1/15/19	2,500,000	2,589,700
SMBC Aviation Capital
Finance 144A 3.00% 7/15/22 #	400,000	399,685
Springleaf Finance 8.25% 12/15/20	2,500,000	2,831,250
SUAM Finance 144A 4.875% 4/17/24 #	655,000	701,669
SURA Asset Management 144A 4.375% 4/11/27 #	315,000	321,300
Temasek Financial I 144A 2.375% 1/23/23 #	560,000	560,788
Waha Aerospace 3.925% 7/28/20	630,000	645,372

		32,729,076

Insurance – 0.70%
Allstate 3.28% 12/15/26	305,000	310,996
Athene Global Funding 144A 2.564% (LIBOR03M + 1.23%) 7/1/22 #●	700,000	707,093
Berkshire Hathaway 2.75% 3/15/23	600,000	609,338
Berkshire Hathaway Finance 2.90% 10/15/20	885,000	911,243
Cigna 3.05% 10/15/27	1,205,000	1,190,129
HUB International 144A 7.875% 10/1/21 #	120,000	125,100
Liberty Mutual Group 144A 4.95% 5/1/22 #	320,000	349,697
Magellan Health 4.40% 9/22/24	530,000	528,739
MetLife 144A 9.25% 4/8/38 #	1,100,000	1,636,250
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	300,000	403,500
Metropolitan Life Global Funding I 144A 3.45% 12/18/26 #	765,000	788,160
Nuveen Finance 144A 2.95% 11/1/19 #	1,130,000	1,149,233
144A 4.125% 11/1/24 #	1,460,000	1,538,984
Progressive 4.125% 4/15/47	780,000	822,710
Prudential Financial 4.50% 9/15/47 µ	80,000	81,408
5.375% 5/15/45 µ	765,000	828,113

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
USIS Merger Sub 144A 6.875% 5/1/25 #	200,000	$204,250
XLIT 3.761% (LIBOR03M + 2.458%)y●	510,000	460,913
5.50% 3/31/45	845,000	891,386

		13,537,242

Natural Gas – 0.12%
AmeriGas Partners 5.875% 8/20/26	825,000	862,125
Boston Gas 144A 3.15% 8/1/27 #	775,000	776,145
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #	615,000	664,974

		2,303,244

Real Estate – 1.57%
American Tower 3.55% 7/15/27	270,000	268,699
4.00% 6/1/25	1,170,000	1,211,301
4.40% 2/15/26	525,000	555,956
5.05% 9/1/20	500,000	539,261
American Tower Trust I 144A 3.07% 3/15/23 #	1,285,000	1,289,750
CC Holdings GS V 3.849% 4/15/23	450,000	471,366
Corporate Office Properties 3.60% 5/15/23	690,000	693,496
5.25% 2/15/24	670,000	726,148
Crown Castle International 3.65% 9/1/27	980,000	981,051
5.25% 1/15/23	975,000	1,080,245
CubeSmart 3.125% 9/1/26	930,000	895,342
CyrusOne 144A 5.00% 3/15/24 #	150,000	158,250
Digital Realty Trust 3.40% 10/1/20	2,100,000	2,166,660
Education Realty Operating Partnership 4.60% 12/1/24	950,000	982,219
Equinix 5.375% 5/15/27	350,000	381,500
ESH Hospitality 144A 5.25% 5/1/25 #	845,000	875,631
GEO Group 5.125% 4/1/23	140,000	142,450
5.875% 10/15/24	40,000	41,900
6.00% 4/15/26	85,000	89,781
Goodman Funding Pty 144A 6.375% 11/12/20 #	5,300,000	5,853,574

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Real Estate (continued)
Goodman US Finance Three 144A 3.70% 3/15/28 #	330,000	$329,468
HCP 5.375% 2/1/21	359,000	390,157
Hospitality Properties Trust 4.50% 3/15/25	870,000	895,138
Host Hotels & Resorts 3.75% 10/15/23	1,270,000	1,299,896
3.875% 4/1/24	250,000	255,768
4.50% 2/1/26	45,000	47,405
Hudson Pacific Properties 3.95% 11/1/27	490,000	488,957
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	600,000	631,500
LifeStorage 3.50% 7/1/26	695,000	669,605
MGM Growth Properties Operating Partnership 4.50% 9/1/26	265,000	270,300
Physicians Realty 4.30% 3/15/27	395,000	404,452
Prologis 4.00% 1/15/18	300,000	300,288
Regency Centers 3.60% 2/1/27	815,000	815,095
SBA Communications 4.875% 9/1/24	525,000	541,406
Trust F/1401 144A 5.25% 1/30/26 #	745,000	793,425
WEA Finance 144A 3.25% 10/5/20 #	1,800,000	1,838,989
Welltower 2.25% 3/15/18	400,000	401,039
WP Carey 4.60% 4/1/24	695,000	728,971

		30,506,439

Technology – 0.86%
Apple 1.659% (LIBOR03M + 0.35%) 5/11/22 ●	1,040,000	1,047,102
1.811% (LIBOR03M + 0.50%) 2/9/22 ●	180,000	182,584
2.90% 9/12/27	835,000	828,729
Broadcom 144A 3.00% 1/15/22 #	1,400,000	1,425,648
CDK Global 144A 4.875% 6/1/27 #	305,000	314,150
5.00% 10/15/24	910,000	980,525
CDW Finance 5.00% 9/1/25	90,000	94,950
Cisco Systems 1.816% (LIBOR03M + 0.50%) 3/1/19 ●	650,000	654,140
CommScope Technologies 144A 5.00% 3/15/27 #	740,000	743,700

(continues	)	33

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology (continued)
Dell International 144A 4.42% 6/15/21 #	300,000	$315,205
144A 5.45% 6/15/23 #	600,000	658,851
144A 6.02% 6/15/26 #	600,000	667,207
144A 8.10% 7/15/36 #	15,000	18,814
EMC 2.65% 6/1/20	900,000	891,277
Entegris 144A 6.00% 4/1/22 #	60,000	62,775
First Data 144A 5.75% 1/15/24 #	510,000	535,500
144A 7.00% 12/1/23 #	268,000	286,840
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	20,000	22,650
Hewlett Packard Enterprise 2.45% 10/5/17	106,000	106,005
2.85% 10/5/18	150,000	151,532
Infor US 6.50% 5/15/22	70,000	72,931
Intel 2.45% 7/29/20	200,000	203,854
International Business Machines 1.625% 5/15/20	440,000	438,188
Microsoft 3.70% 8/8/46	265,000	267,794
4.25% 2/6/47	1,275,000	1,412,366
NXP 144A 4.625% 6/1/23 #	575,000	619,563
Oracle 1.814% (LIBOR03M + 0.51%) 10/8/19 ●	940,000	948,618
Solera 144A 10.50% 3/1/24 #	50,000	57,173
Symantec 4.20% 9/15/20	2,000,000	2,101,000
144A 5.00% 4/15/25 #	530,000	555,509

		16,665,180

Transportation – 1.10%
Air Canada 2015-1 Class A
Pass Through Trust 144A 3.60% 3/15/27 #◆	528,957	542,181
American Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21 ◆	305,780	324,891
American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26 ◆	403,180	416,283
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ◆	338,972	342,362

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
American Airlines 2015-2 Class AA Pass Through Trust 3.60% 9/22/27 ◆	227,600	$235,236
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 1/15/28 ◆	461,523	476,961
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 10/15/28 ◆	1,300,000	1,293,500
AP Moller – Maersk 144A 2.875% 9/28/20 #	200,000	202,634
Ashtead Capital 144A 4.375% 8/15/27 #	450,000	464,063
Avis Budget Car Rental 144A 6.375% 4/1/24 #	235,000	246,163
Continental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19 ◆	585,775	645,085
Delta Air Lines 3.625% 3/15/22	500,000	514,277
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22 ◆	242,139	279,525
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/22 #◆	1,286,044	1,337,733
Kansas City Southern 3.00% 5/15/23	500,000	501,696
Latam Airlines 2015-1 Pass Through Trust Class A 4.20% 11/15/27 ◆	456,175	466,439
Penske Truck Leasing 144A 2.70% 3/14/23 #	695,000	689,752
144A 3.30% 4/1/21 #	1,230,000	1,263,051
144A 3.40% 11/15/26 #	140,000	138,505
144A 4.20% 4/1/27 #	2,535,000	2,662,683
Topaz Marine 144A 9.125% 7/26/22 #	560,000	563,220
Transnet SOC 144A 4.00% 7/26/22 #	575,000	567,485
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	310,708	329,565
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	575,443	597,630
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ◆	555,000	556,066

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Transportation (continued)
United Continental Holdings 4.25% 10/1/22	380,000	$383,325
United Parcel Service 5.125% 4/1/19	2,210,000	2,321,327
United Rentals North America 5.50% 5/15/27	1,430,000	1,528,313
US Airways 2012-2 Class A Pass Through Trust 4.625% 6/3/25 ◆	516,785	554,252
XPO Logistics 144A 6.125% 9/1/23 #	850,000	890,375

		21,334,578

Utilities – 3.15%
AEP Texas 144A 2.40% 10/1/22 #	245,000	243,882
144A 3.80% 10/1/47 #	465,000	462,553
AES 5.50% 4/15/25	760,000	802,750
AES Andres 144A 7.95% 5/11/26 #	840,000	913,080
AES Gener 144A 5.25% 8/15/21 #	40,000	42,530
144A 8.375% 12/18/73 #µ	595,000	635,163
Ameren Illinois 9.75% 11/15/18	2,110,000	2,288,836
American Transmission Systems 144A 5.25% 1/15/22 #	2,445,000	2,687,693
Berkshire Hathaway Energy 3.75% 11/15/23	1,235,000	1,304,907
Calpine 144A 5.25% 6/1/26 #	495,000	495,000
Cerro del Aguila 144A 4.125% 8/16/27 #	1,070,000	1,071,391
Cleveland Electric Illuminating 5.50% 8/15/24	515,000	592,230
CMS Energy 6.25% 2/1/20	1,080,000	1,177,911
ComEd Financing III 6.35% 3/15/33	680,000	750,550
Consumers Energy 3.25% 8/15/46	675,000	622,174
Dominion Energy 2.00% 8/15/21	280,000	275,549
3.625% 12/1/24	820,000	849,077
DTE Energy 2.85% 10/1/26	950,000	912,292
3.30% 6/15/22	855,000	877,105
Duke Energy 1.80% 9/1/21	480,000	470,631

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Utilities (continued)
Duke Energy 2.65% 9/1/26	205,000	$196,346
3.15% 8/15/27	820,000	814,256
Dynegy 7.375% 11/1/22	180,000	188,550
144A 8.00% 1/15/25 #	70,000	72,800
E.ON International Finance 144A 5.80% 4/30/18 #	200,000	204,518
Emera 6.75% 6/15/76 µ	1,365,000	1,559,513
Emera US Finance 4.75% 6/15/46	1,060,000	1,140,543
Enel 144A 8.75% 9/24/73 #µ	1,605,000	1,948,069
Enel Americas 4.00% 10/25/26	525,000	536,235
Enel Finance International 144A 3.625% 5/25/27 #	1,950,000	1,957,068
Entergy 2.95% 9/1/26	195,000	188,865
Entergy Arkansas 3.75% 2/15/21	200,000	209,047
Entergy Louisiana 3.12% 9/1/27	80,000	80,399
4.05% 9/1/23	1,555,000	1,659,370
4.95% 1/15/45	235,000	241,839
Exelon 2.45% 4/15/21	200,000	200,141
3.497% 6/1/22	1,075,000	1,108,202
3.95% 6/15/25	1,070,000	1,119,119
FirstEnergy 2.85% 7/15/22	200,000	200,612
Fortis 2.10% 10/4/21	325,000	319,321
3.055% 10/4/26	1,970,000	1,899,834
Great Plains Energy 4.85% 6/1/21	545,000	581,633
Jersey Central Power & Light 7.35% 2/1/19	1,000,000	1,065,789
Kansas City Power & Light 3.65% 8/15/25	1,350,000	1,386,015
LG&E &KU Energy 3.75% 11/15/20	165,000	171,681
4.375% 10/1/21	1,555,000	1,651,094
Majapahit Holding 7.75% 1/20/20	400,000	447,040
Metropolitan Edison 144A 4.00% 4/15/25 #	600,000	617,396
National Rural Utilities Cooperative Finance 2.70% 2/15/23	1,215,000	1,214,594
4.75% 4/30/43 µ	1,195,000	1,246,359
5.25% 4/20/46 µ	865,000	922,489

(continues	)	35

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Corporate Bonds (continued)

Utilities (continued)
New York State Electric & Gas 144A 3.25% 12/1/26 #		1,015,000	$1,025,593
Newfoundland & Labrador Hydro 3.60% 12/1/45	CAD	100,000	79,054
NextEra Energy Capital Holdings 2.70% 9/15/19		450,000	455,531
3.55% 5/1/27		1,235,000	1,269,131
NV Energy 6.25% 11/15/20		935,000	1,043,530
Pedernales Electric Cooperative (MBIA) 144A 6.202% 11/15/32 #		620,000	705,376
Pennsylvania Electric 5.20% 4/1/20		1,380,000	1,465,446
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #		500,000	500,937
144A 5.25% 5/15/47 #		410,000	428,027
Public Service Co. of New Hampshire 3.50% 11/1/23		635,000	664,632
Public Service Co. of Oklahoma 5.15% 12/1/19		645,000	685,587
Puget Energy 6.50% 12/15/20		3,800,000	4,247,605
Southern 2.75% 6/15/20		720,000	732,200
2.95% 7/1/23		500,000	503,018
3.25% 7/1/26		2,140,000	2,118,604
Southwestern Electric Power 6.45% 1/15/19		690,000	727,272
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		525,000	549,641
Union Electric 2.95% 6/15/27		900,000	892,422
Wisconsin Electric Power 4.30% 12/15/45		555,000	590,895

			61,308,542

Total Corporate Bonds (cost $770,615,755)			790,106,088

Municipal Bonds – 1.05%

American Municipal Power, Ohio (Combined Hydroelectric Projects) Series B 8.084% 2/15/50		1,500,000	2,484,315

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Bay Area, California Toll Authority (Taxable Build America Bonds) Series S3 6.907% 10/1/50	905,000	$1,386,596
Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	295,000	283,772
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	715,000	1,102,337
(High Speed Passenger) Series C 2.015% 4/1/47 ●	1,250,000	1,257,087
Chicago, Illinois Transit Authority (Pension Funding) Series A 6.899% 12/1/40	1,800,000	2,356,794
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,361,762
Commonwealth of Massachusetts Series C 5.00% 10/1/25	100,000	122,859
Municipal Electric Authority of Georgia (Build America Bond Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,800,000	2,250,306
New Jersey Transportation Trust Fund Authority (Build America Bond) Series C 5.754% 12/15/28	1,590,000	1,784,107
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	495,000	724,710
Series F 7.414% 1/1/40	240,000	362,414
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bond) 5.508% 8/1/37	700,000	879,851
New York State Urban Development (Build America Bond) 5.77% 3/15/39	800,000	978,888

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Oregon State Taxable Pension 5.892% 6/1/27	65,000	$79,417
Pennsylvania State Higher Education Assistance Agency Student Loan Revenue (Guaranteed Student Loans) Series 2006-2 A3 5.493% (LIBOR03M + 0.13%) 10/25/36 ●	703,003	680,880
South Carolina Public Service Authority Series D 4.77% 12/1/45	290,000	299,982
Texas Water Development Board (2016 State Water Implementation) Series A 5.00% 10/15/45	255,000	295,155
Series B 5.00% 10/15/46	665,000	773,096

Total Municipal Bonds (cost $19,956,417)		20,464,328

Non-Agency Asset-Backed Securities – 4.29%

ABFC Trust Series 2006-HE1 A2D 1.457% (LIBOR01M + 0.22%) 1/25/37 ●	403,970	271,329
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	77,647	78,353
Ally Master Owner Trust Series 2015-2 A1 1.804% (LIBOR01M + 0.57%) 1/15/21 ●	1,200,000	1,205,586
American Express Credit Account Master Trust Series 2013-1 A 1.654% (LIBOR01M + 0.42%) 2/16/21 ●	500,000	501,584
Series 2013-2 A 1.654% (LIBOR01M + 0.42%) 5/17/21 ●	530,000	532,067
Series 2017-2 A 1.686% (LIBOR01M + 0.45%) 9/16/24 ●	135,000	136,043
Series 2017-5 A 1.614% (LIBOR01M + 0.38%) 2/18/25 ●	620,000	623,026

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Argent Securities Asset-Backed Pass Through Certificates Series 2003-W9 M1 2.272% (LIBOR01M + 1.035%) 1/25/34 ◆●	272,409	$272,718
Argent Securities Trust Series 2006-M1 A2C 1.387% (LIBOR01M + 0.15%) 7/25/36 ●	1,338,323	573,901
Series 2006-W4 A2C 1.397% (LIBOR01M + 0.16%) 5/25/36 ●	700,274	271,382
Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19 #	700,000	699,836
Series 2014-1A A 144A 2.46% 7/20/20 #	665,000	667,044
BA Credit Card Trust Series 2015-A1 A 1.564% (LIBOR01M + 0.33%) 6/15/20 ●	205,000	205,180
Barclays Dryrock Issuance Trust Series 2017-1 A 1.557% (LIBOR01M + 0.33%) 3/15/23 ●	220,000	220,502
Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 2.242% (LIBOR01M + 1.005%) 6/25/35 ●	2,000,000	1,992,852
Series 2007-HE2 1A2 1.407% (LIBOR01M + 0.17%) 3/25/37 ●	343,127	400,136
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 2.49% 10/25/36 ●	205,720	152,743
BMW Floorplan Master Owner Trust Series 2015-1A A 144A 1.734% (LIBOR01M + 0.50%) 7/15/20 #●	500,000	501,445
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	1,108	1,106
Chase Issuance Trust Series 2013-A6 A6 1.65% (LIBOR01M + 0.42%) 7/15/20 ●	500,000	501,490

(continues	)	37

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Chase Issuance Trust Series 2014-A5 A5 1.60% (LIBOR01M + 0.37%) 4/15/21 ●	500,000	$502,200
Series 2016-A3 1.784% (LIBOR01M + 0.55%) 6/15/23 ●	500,000	505,891
Series 2017-A1 A 1.534% (LIBOR01M + 0.30%) 1/18/22 ●	1,370,000	1,375,194
Citibank Credit Card Issuance Trust Series 2013-A2 A2 1.517% (LIBOR01M + 0.28%) 5/26/20 ●	200,000	200,316
Series 2013-A7 A7 1.665% (LIBOR01M + 0.43%) 9/10/20 ●	500,000	501,900
Series 2016-A3 A3 1.72% (LIBOR01M + 0.49%) 12/7/23 ●	500,000	504,330
Series 2017-A5 A5 1.856% (LIBOR01M + 0.62%) 4/22/26 ●	1,195,000	1,207,470
Series 2017-A6 A6 2.007% (LIBOR01M + 0.77%) 5/14/29 ●	340,000	343,434
Series 2017-A7 A7 1.602% (LIBOR01M + 0.37%) 8/8/24 ●	500,000	501,800
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.493% 11/25/36 f	900,000	942,411
CNH Equipment Trust Series 2016-B A2B 1.63% (LIBOR01M + 0.40%) 10/15/19 ●	87,632	87,709
Countrywide Asset-Backed Certificates Series 2004-3 2A 1.637% (LIBOR01M + 0.40%) 8/25/34 ●	57,403	56,173
Series 2005-AB2 2A3 2.007% (LIBOR01M + 0.77%) 11/25/35 ●	86,248	86,441
Series 2006-1 AF6 4.789% 7/25/36 ●	433,125	436,331
Series 2006-26 2A4 1.457% (LIBOR01M + 0.22%) 6/25/37 ●	2,000,000	1,689,731

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Countrywide Asset-Backed Certificates Series 2007-6 2A4 1.547% (LIBOR01M + 0.31%) 9/25/37 ●	1,000,000	$653,246
CSMC Series 2017-1A-A 4.50% 3/1/21	247,564	250,946
CWABS Asset-Backed Certificates Trust Series 2005-3 MV7 2.537% (LIBOR01M + 1.30%) 8/25/35 ●	4,200,000	4,190,971
Series 2005-7 MV3 1.817% (LIBOR01M + 0.58%) 11/25/35 ●	400,000	398,541
Series 2006-11 1AF6 4.605% 9/25/46 ●	280,377	597,889
Series 2006-17 2A2 1.387% (LIBOR01M + 0.15%) 3/25/47 ●	2,120,849	1,990,333
Discover Card Execution Note Trust Series 2013-A6 A6 1.684% (LIBOR01M + 0.45%) 4/15/21 ●	560,000	562,278
Series 2014-A1 A1 1.664% (LIBOR01M + 0.43%) 7/15/21 ●	1,190,000	1,195,801
Series 2017-A1 A1 1.724% (LIBOR01M + 0.49%) 7/15/24 ●	1,000,000	1,010,558
Series 2017-A3 A3 1.464% (LIBOR01M + 0.23%) 10/17/22 ●	8,940,000	8,957,618
Series 2017-A5 A5 1.834% (LIBOR01M + 0.60%) 12/15/26 ●	1,940,000	1,959,348
EquiFirst Mortgage Loan Trust 2004-2 Series 2004-2 M7 4.237% (LIBOR01M + 3.00%) 10/25/34 ●	662,361	640,839
Golden Credit Card Trust Series 2014-2A A 144A 1.684% (LIBOR01M + 0.45%) 3/15/21 #●	420,000	421,713
GSAMP Trust Series 2006-FM3 A2D 1.467% (LIBOR01M + 0.23%) 11/25/36 ●	1,128,952	692,272

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

GSAMP Trust
Series 2007-SEA1 A 144A 1.537% (LIBOR01M + 0.30%) 12/25/36 #●	1,029,129	$992,279
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	1,015,200	949,740
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A 2A3 1.477% (LIBOR01M + 0.24%) 4/25/37 ●	1,659,693	1,125,396
HSI Asset Securitization Trust
Series 2006-HE1 2A1 1.287% (LIBOR01M + 0.05%) 10/25/36 ●	33,200	18,371
JPMorgan Mortgage Acquisition Trust
Series 2006-CW2 AV5 1.477% (LIBOR01M + 0.24%) 8/25/36 ●	500,000	447,482
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 1.537% (LIBOR01M + 0.30%) 2/25/36 ●	3,940,765	2,794,294
Series 2006-7 1A 1.392% (LIBOR01M + 0.155%) 8/25/36 ●	4,081,401	2,759,873
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.814% (LIBOR01M + 0.58%) 5/15/20 #●	915,000	917,505
Series 2016-BA A 144A 1.934% (LIBOR01M + 0.70%) 5/17/21 #●	1,021,000	1,028,702
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 M2 1.527% (LIBOR01M + 0.29%) 8/25/36 ●	2,000,000	1,997,578
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 1.387% (LIBOR01M + 0.15%) 11/25/36 ●	5,688,583	3,636,278
Series 2007-HE5 A2D 1.577% (LIBOR01M + 0.34%) 3/25/37 ●	3,776,987	2,047,900

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.587% (LIBOR01M + 1.35%) 9/27/21 #●	525,000	$528,681
New Century Home Equity Loan Trust
Series 2005-1 M2 1.957% (LIBOR01M + 0.72%) 3/25/35 ●	233,599	206,543
Nissan Auto Receivables 2016-c Owner Trust
Series 2016-C A2A 1.07% 5/15/19	99,625	99,537
Option One Mortgage Loan Trust
Series 2005-1 M1 2.017% (LIBOR01M + 0.78%) 2/25/35 ●	2,155,252	2,016,780
Series 2007-4 2A4 1.547% (LIBOR01M + 0.31%) 4/25/37 ●	7,169,743	4,499,275
PFS Financing
Series 2015-AA A 144A 1.854% (LIBOR01M + 0.62%) 4/15/20 #●	250,000	250,492
Series 2017-BA A1 144A 1.834% (LIBOR01M + 0.60%) 7/15/22 #●	160,000	159,774
RAAC Trust
Series 2005-SP2 2A 1.537% (LIBOR01M + 0.30%) 6/25/44 ●	572,819	497,820
RAMP Trust
Series 2006-RZ5 A2 1.417% (LIBOR01M + 0.18%) 8/25/46 ●	119,354	119,259
Series 2007-RZ1 A2 1.397% (LIBOR01M + 0.16%) 2/25/37 ●	566,613	561,281
Rise
Series 2014-1 A 4.75% 2/15/39 ●	2,036,064	2,056,425
Sofi Consumer Loan Program
Series 2017-3 A 144A 2.77% 5/25/26 #	1,932,589	1,940,451
Sofi Professional Loan Program
Series 2016-F A2 144A 3.02% 2/25/40 #	589,300	592,623

(continues	)	39

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Soundview Home Loan Trust
Series 2006-WF2 A1 1.367% (LIBOR01M + 0.13%) 12/25/36 ●	420,532	$419,038
SpringCastle America Funding
Series 2016-AA A 144A 3.05% 4/25/29 #	3,299,902	3,321,886
Structured Asset Investment Loan Trust
Series 2003-BC2 M1 2.617% (LIBOR01M + 1.38%) 4/25/33 ●	15,778	13,626
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 1.507% (LIBOR01M + 0.27%) 3/25/36 ●	1,800,000	1,521,754
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #●	377,501	379,442
Series 2017-2 A1 144A 2.75% 4/25/57 #●	208,508	209,600
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	680,000	677,747
VOLT LIX
Series 2017-NPL6 A1 144A 3.25% 5/25/47 #f	85,966	86,196
VOLT LVIII
Series 2017-NPL5 A1 144A 3.375% 5/28/47 #f	386,706	389,113
VOLT LX
Series 2017-NPL7 A1 144A 3.25% 4/25/59 #f	251,145	252,099
VOLT LXI
Series 2017-NPL8 A1 144A 3.125% 6/25/47 #f	89,192	89,418
VOLT XL
Series 2015-NP14 A1 144A 4.375% 11/27/45 #f	110,250	110,626
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-2 A 1.686% (LIBOR01M + 0.45%) 10/20/19 ●	1,000,000	1,000,200
Wheels SPV 2
Series 2017-1A A2 144A 1.88% 4/20/26 #	540,000	539,442

Total Non-Agency Asset-Backed Securities (cost $80,483,914)		83,526,533

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations – 1.52%

Alternative Loan Trust
Series 2004-J1 1A1 6.00% 2/25/34	1,799	$1,831
Alternative Loan Trust Resecuritization
Series 2008-2R 3A1 6.00% 8/25/37 ●	1,402,279	1,135,742
ARM Trust
Series 2004-5 3A1 3.674% 4/25/35 ●	620,818	630,138
Series 2005-10 3A31 3.26% 1/25/36 ●	299,343	285,985
Series 2006-2 1A4 3.37% 5/25/36 ●	1,075,352	997,274
Banc of America Funding Trust
Series 2005-E 7A1 2.137% (COF 11 + 1.43%) 6/20/35 ●	213,622	178,066
Series 2006-I 1A1 3.322% 12/20/36 ●	373,259	377,061
Banc of America Mortgage Trust
Series 2003-D 2A1 3.915% 5/25/33 ●	286,610	290,311
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	35,669	34,166
Bear Stearns ARM Trust
Series 2003-5 2A1 3.353% (LIBOR12M + 1.95%) 8/25/33 ●	54,101	54,014
Series 2005-2 A2 3.636% (LIBOR12M + 1.95%) 3/25/35 ●	111,576	112,716
Chase Mortgage Finance Trust
Series 2005-A1 3A1 3.167% 12/25/35 ●	136,172	131,743
CHL Mortgage Pass Through Trust
Series 2007-4 1A1 6.00% 5/25/37 ◆	1,286,322	1,055,125
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	1,622,796	1,517,716
Series 2007-1 5A14 6.00% 2/25/37	291,753	264,609
Series 2007-3 4A6 1.487% (LIBOR01M + 0.25%) 4/25/37 ●	258,279	222,830

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

CSMC Mortgage-Backed Trust
Series 2007-3 4A12 5.513% (6.75% minus LIBOR01M, Cap 6.75%, Floor 0.00%) 4/25/37 ∑●	258,279	$30,776
Series 2007-3 4A15 5.50% 4/25/37	114,684	113,099
Deutsche Mortgage Securities Re-REMIC Trust Certificates
Series 2005-WF1 1A3 144A 3.368% 6/26/35 #●	23,696	23,652
GMACM Mortgage Loan Trust
Series 2006-J1 A1 5.75% 4/25/36	56,014	54,979
GSR Mortgage Loan Trust
Series 2007-AR1 2A1 3.418% 3/25/47 ●	1,046,129	968,232
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 3.503% 10/25/36 ●	618,799	558,336
Series 2006-A7 2A2 3.393% 1/25/37 ●	117,956	118,053
Series 2007-A1 6A1 3.48% 7/25/35 ●	199,065	199,160
Series 2014-2 B1 144A 3.426% 6/25/29 #●	75,217	76,529
Series 2014-2 B2 144A 3.426% 6/25/29 #●	75,217	76,215
Series 2015-1 B1 144A 2.615% 12/25/44 #●	651,050	647,198
Series 2015-4 B1 144A 3.628% 6/25/45 #●	485,087	477,569
Series 2015-4 B2 144A 3.628% 6/25/45 #●	347,170	337,916
Series 2015-5 B2 144A 2.859% 5/25/45 #●	533,585	523,510
Series 2015-6 B1 144A 3.623% 10/25/45 #●	351,111	347,796
Series 2015-6 B2 144A 3.623% 10/25/45 #●	341,622	334,872
Series 2016-4 B1 144A 3.903% 10/25/46 #●	244,747	249,654
Series 2016-4 B2 144A 3.903% 10/25/46 #●	416,070	428,464
Series 2017-1 B2 144A 3.562% 1/25/47 #●	725,984	730,241
Series 2017-2 A3 144A 3.50% 5/25/47 #●	355,549	362,174
Lehman Mortgage Trust
Series 2007-10 2A2 6.50% 1/25/38	1,881,437	1,401,732

	Principal amount°		Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Ludgate Funding
Series 2006-1X A2A 0.467% (BP0003M + 0.19%) 12/1/60 ●	GBP	1,745,684	$2,245,529
Series 2008-W1X A1 0.941% (BP0003M + 0.60%) 1/1/61 ●	GBP	768,504	1,004,769
Mansard Mortgages Parent
Series 2007-1X A2 0.475%
(BP0003M + 0.18%) 4/15/47 ●	GBP	833,525	1,067,912
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		3,373	3,612
Series 2004-5 6A1 7.00% 6/25/34		44,324	46,422
MASTR ARM Trust
Series 2004-4 4A1 3.402% 5/25/34 ●		96,803	96,165
Merrill Lynch Mortgage Investors Trust
Series 2004-A1 2A2 3.341% 2/25/34 ●		6,820	6,827
New Residential Mortgage Loan Trust
Series 2017-2A A3 144A 4.00% 3/25/57 #●		464,590	485,542
Opteum Mortgage Acceptance Trust
Series 2006-1 2A1 5.75% 4/25/36 ●		567,119	569,593
Reperforming Loan REMIC
Trust
Series 2006-R1 AF1 144A 1.577% (LIBOR01M + 0.34%) 1/25/36 #●		1,498,311	1,349,875
RFMSI Trust
Series 2004-S9 2A1 4.75% 12/25/19		48,192	48,298
Sequoia Mortgage Trust
Series 2004-5 A3 1.959% (LIBOR6M + 0.56%) 6/20/34 ●		233,024	223,979
Series 2007-1 4A1 3.559% 9/20/46 ●		719,344	599,073
Series 2015-1 B2 144A 3.875% 1/25/45 #●		370,484	373,691
Series 2017-4 A1 144A 3.50% 7/25/47 #●		381,191	388,383
Structured ARM Loan Trust
Series 2006-1 7A4 3.34% 2/25/36 ●		620,804	551,992

(continues	)	41

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured Asset Mortgage Investments II Trust
Series 2005-AR5 A2 1.487% (LIBOR01M + 0.25%) 7/19/35 ●		472,662	$461,748
Thrones
Series 2013-1 A 1.788%
(BP0003M + 1.50%) 7/20/44 ●	GBP	1,288,509	1,735,480
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 2.912% 12/25/35 ◆●		551,969	536,958
Series 2007-HY1 3A3 3.192% 2/25/37 ◆●		298,422	283,059
Series 2007-HY7 4A1 3.321% 7/25/37 ◆●		602,915	560,029
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆		29,927	8,375
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16 2A1 3.183% 2/25/34 ●		144,954	148,200
Series 2006-2 3A1 5.75% 3/25/36		66,247	66,319
Series 2006-3 A11 5.50% 3/25/36		91,154	92,911
Series 2006-6 1A3 5.75% 5/25/36		43,979	44,071
Series 2006-AR5 2A1 3.327% 4/25/36 ●		52,349	49,420
Series 2006-AR11 A6 3.48% 8/25/36 ●		602,861	575,291
Series 2006-AR17 A1 3.479% 10/25/36 ●		343,198	334,484
Series 2007-10 1A36 6.00% 7/25/37		253,156	251,368

Total Non-Agency Collateralized Mortgage Obligations (cost $30,563,090)			29,558,859

Non-Agency Commercial Mortgage-Backed Securities – 4.21%

BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF A 144A 2.447% (LIBOR01M + 1.22%) 1/15/28 #●		900,000	901,132

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Banc of America Commercial Mortgage Trust
Series 2017-BNK3 C 4.352% 2/15/50 ●	325,000	$332,907
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	1,430,000	1,458,529
Series 2017-BNK5 B 3.896% 6/15/60 ●	605,000	616,735
Series 2017-BNK7 A5 3.435% 9/15/60	715,000	731,116
Series 2017-BNK7 B 3.949% 9/15/60	1,085,000	1,109,606
BBCMS Trust
Series 2015-RRI A 144A 2.477% (LIBOR01M + 1.25%) 5/15/32 #●	4,877,359	4,880,427
Series 2015-STP A 144A 3.323% 9/10/28 #	4,482,541	4,594,049
BX Trust
Series 2017-APPL A 144A 2.114% (LIBOR01M + 0.88%) 7/15/34 #●	600,000	600,373
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	4,000,000	4,057,648
Series 2016-CD2 A4 3.526% 11/10/49 ●	620,000	640,803
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	2,010,000	2,104,556
Series 2017-C8 A4 3.572% 6/15/50	440,000	452,869
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	817,812
Series 2015-GC27 A5 3.137% 2/10/48	3,085,000	3,106,590
Series 2016-P3 A4 3.329% 4/15/49	1,370,000	1,398,779
COMM Mortgage Trust
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,100,000	1,150,230
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,318,139
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	610,579
Series 2015-CR23 A4 3.497% 5/10/48	780,000	806,185

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ◆	740,000	$775,285
DBJPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	1,970,000	2,003,184
DBUBS Mortgage Trust
Series 2011-LC1A C 144A 5.685% 11/10/46 #●	955,000	1,037,102
Series 2016-C3 A5 2.89% 9/10/49	945,000	932,177
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	2,200,000	2,275,798
Series 2014-GRCE B 144A 3.52% 6/10/28 #	1,455,000	1,489,655
GS Mortgage Securities Corp Trust
Series 2016-RENT A 144A 3.203% 2/10/29 #	2,300,000	2,350,964
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	375,000	395,126
Series 2017-GS5 A4 3.674% 3/10/50	1,205,000	1,260,693
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,984,947
Series 2017-GS6 XA 1.198% 5/10/50 ●	21,983,936	1,823,453
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	650,000	682,988
Series 2015-C32 A5 3.598% 11/15/48	1,340,000	1,390,189
Series 2015-C33 A4 3.77% 12/15/48	570,000	598,395
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,650,619
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,069,022
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.703% 8/12/37 ●	230,000	237,382
Series 2013-LC11 B 3.499% 4/15/46	355,000	354,244

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2016-ATRM A 144A 2.962% 10/5/28 #	2,700,000	$2,700,339
Series 2016-JP2 A4 2.822% 8/15/49	2,555,000	2,506,658
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,216,471
Series 2016-JP3 B 3.397% 8/15/49 ●	1,550,000	1,509,094
Series 2016-WIKI A 144A 2.798% 10/5/31 #	705,000	713,424
Series 2016-WIKI B 144A 3.201% 10/5/31 #	690,000	700,958
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	708,530	566,073
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	795,000	831,582
Series 2015-C23 A4 3.719% 7/15/50	1,275,000	1,332,075
Series 2015-C26 A5 3.531% 10/15/48	820,000	845,128
Series 2015-C27 ASB 3.557% 12/15/47	2,200,000	2,295,234
Series 2016-C29 A4 3.325% 5/15/49	795,000	810,274
Morgan Stanley Capital I Trust
Series 2011-C3 A4 4.118% 7/15/49	855,000	901,160
Series 2014-CPT AM 144A 3.516% 7/13/29 #●	2,200,000	2,268,366
Series 2016-BNK2 A4 3.049% 11/15/49	2,066,000	2,055,420
RFTI Issuer
Series 2015-FL1 A 144A 2.984% (LIBOR01M + 1.75%) 8/15/30 #●	1,185,749	1,185,406
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	282,416
Series 2015-C30 XA 1.147% 9/15/58 ●	6,413,851	372,289
Series 2015-NXS3 A4 3.617% 9/15/57	740,000	768,693
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,180,762

(continues	)	43

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust
Series 2017-C38 A5
3.453% 7/15/50		905,000	$928,448
Series 2017-RB1 XA
1.444% 3/15/50 ●		8,516,152	813,912

Total Non-Agency Commercial Mortgage-Backed Securities (cost $82,469,581)			81,784,469

Regional Bonds – 0.46%Δ

Argentina – 0.09%
Provincia de Buenos Aires
144A 7.875% 6/15/27 #		630,000	684,369
Provincia de Cordoba
144A 7.125% 6/10/21 #		395,000	424,874
144A 7.125% 8/1/27 #		675,000	709,553

			1,818,796

Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	404,900	341,467
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	446,000	332,830
144A 3.25% 7/21/28 #	AUD	495,000	382,849

			1,057,146

Canada – 0.06%
Province of Ontario
2.60% 6/2/27	CAD	203,000	160,179
3.45% 6/2/45	CAD	551,000	452,878
Province of Quebec
1.65% 3/3/22	CAD	419,000	329,558
6.00% 10/1/29	CAD	155,000	161,719

			1,104,334

Finland – 0.02%
Municipality Finance 144A 1.482% (LIBOR03M + 0.17%) 2/7/20 #●		485,000	486,457

			486,457

Japan – 0.05%
Japan Finance Organization For Municipalities 2.125% 3/6/19		900,000	900,554

			900,554

Spain – 0.19%
Autonomous Community of Catalonia
4.90% 9/15/21	EUR	1,800,000	2,249,534

	Principal amount°		Value (US $)

Regional BondsΔ (continued)

Spain (continued)
Autonomous Community of Catalonia
4.95% 2/11/20	EUR	1,100,000	$1,368,531

			3,618,065

Total Regional Bonds (cost $8,872,198)			8,985,352

Loan Agreements – 3.84%

Air Medical Group Holdings Tranche B 1st Lien 4.485% (LIBOR03M + 3.25%) 4/28/22 ●		1,015,922	1,010,207
Air Medical Group Holdings Tranche B1 1st Lien 5.237% (LIBOR03M + 4.00%) 4/28/22 ●		225,136	224,686
Air Methods 1st Lien 4.833% (LIBOR03M + 3.50%) 4/21/24 ●		293,357	290,011
Albertsons Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 8/25/21 ●		214,463	206,872
Alpha 3 Tranche B1 1st Lien 4.333% (LIBOR03M + 3.00%) 1/31/24 ●		199,500	200,539
American Airlines Tranche B 1st Lien 3.734% (LIBOR03M + 2.50%) 12/14/23 ●		866,751	870,543
American Tire Distributors 1st Lien 5.485% (LIBOR03M + 4.25%) 9/1/21 ●		233,801	235,506
Applied Systems 2nd Lien 8.324% (LIBOR03M + 7.00%) 9/19/25 ●		585,000	601,819
AssuredPartners Tranche B 1st Lien 3.50% (LIBOR03M + 3.50%) 10/22/24 ●		215,000	215,672
ATI Holdings Acquisition 1st Lien 4.801% (LIBOR03M + 3.50%) 5/10/23 ●		854,720	864,869
Blue Ribbon 1st Lien 5.235% (LIBOR03M + 4.00%) 11/13/21 ●		754,408	747,179
Builders FirstSource 1st Lien 4.333% (LIBOR03M + 3.00%) 2/29/24 ●		2,008,934	2,016,259
BWAY Tranche B 1st Lien 4.481% (LIBOR03M + 3.25%) 4/3/24 ●		982,538	985,608

	Principal amount°	Value (US $)

Loan Agreements (continued)

Caesars Entertainment Operating Tranche B 1st Lien 2.50% (LIBOR03M + 2.50%) 4/4/24 ●	430,000	$430,921
Calpine Construction Finance Tranche B 1st Lien 3.49% (LIBOR03M + 2.25%) 5/3/20 ●	84,121	84,227
CenturyLink Escrow Tranche B 1st Lien 2.75% (LIBOR03M + 2.75%) 1/31/25 ●	850,000	825,259
CH Hold 2nd Lien 8.485% (LIBOR03M + 7.25%) 2/1/25 ●	385,000	394,625
Change Healthcare Holdings Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 3/1/24 ●	1,771,100	1,777,077
Charter Communications Operating 1st Lien 3.49% (LIBOR03M + 2.25%) 1/15/24 ●	138,885	139,608
Charter Communications Operating Tranche H 1st Lien 3.24% (LIBOR03M + 2.00%) 1/15/22 ●	46,295	46,485
Chesapeake Energy 1st Lien 8.814% (LIBOR03M + 7.50%) 8/23/21 ●	490,000	528,435
CityCenter Holdings Tranche B 1st Lien 3.735% (LIBOR03M + 2.50%) 4/18/24 ●	458,850	461,180
Constellis Holdings 1st Lien 6.333% (LIBOR03M + 5.00%) 4/21/24 ●	564,585	563,174
Constellis Holdings 2nd Lien 10.333% (LIBOR03M + 9.00%) 4/21/25 ●	237,000	235,272
CSC Holdings Tranche B 1st Lien 3.484% (LIBOR03M + 2.25%) 7/17/25 ●	428,925	426,739
Cyxtera DC Holdings 2nd Lien 8.57% (LIBOR03M + 7.25%) 5/1/25 ●	240,000	243,000
DaVita Tranche B 3.985% (LIBOR03M + 2.75%) 6/24/21 ●	123,836	124,798
Dynegy Tranche C 1st Lien 4.485% (LIBOR03M + 3.25%) 2/7/24 ●	785,050	789,897

	Principal amount°	Value (US $)

Loan Agreements (continued)

Eldorado Resorts Tranche B 1st Lien 3.563% (LIBOR03M + 2.25%) 4/17/24 ●	51,821	$51,832
Energy Future Intermediate Holding 1st Lien DIP 4.234% (LIBOR03M + 3.00%) 6/28/18 ●	1,100,000	1,106,416
Energy Transfer Equity 1st Lien 3.981% (LIBOR03M + 2.75%) 2/2/24 ●	550,000	553,045
ESH Hospitality Tranche B 1st Lien 3.735% (LIBOR03M + 2.50%) 8/30/23 ●	331,656	333,499
ExamWorks Group Tranche B1 1st Lien 4.485% (LIBOR03M + 3.25%) 7/27/23 ●	1,247,424	1,256,779
First Data 1st Lien 3.487% (LIBOR03M + 2.25%) 7/10/22 ●	661,064	662,593
3.737% (LIBOR03M + 2.50%) 4/26/24 ●	1,480,290	1,486,262
First Eagle Holdings Tranche B 1st Lien 4.833% (LIBOR03M + 3.50%) 12/1/22 ●	1,241,608	1,255,266
Flex Acquisition 1st Lien 4.299% (LIBOR03M + 3.00%) 12/29/23 ●	432,825	434,556
Flying Fortress Holdings Tranche B 1st Lien 3.333% (LIBOR03M + 2.00%) 11/2/22 ●	496,000	499,410
Forterra Finance Tranche B 1st Lien 4.235% (LIBOR03M + 3.00%) 10/25/23 ●	286,366	243,292
Frontier Communications Tranche B 1st Lien 7.00% (LIBOR03M + 2.75%) 6/15/24 ●	508,725	485,015
Gardner Denver Tranche B 1st Lien 4.083% (LIBOR03M + 2.75%) 7/30/24 ●	1,095,785	1,097,902
Gates Global Tranche B 1st Lien 4.583% (LIBOR03M + 3.25%) 3/31/24 ●	720,617	724,548
Genesys Telecommunications Laboratories Tranche B 1st Lien 5.007% (LIBOR03M + 3.75%) 12/1/23 ●	1,027,250	1,034,221

(continues	)	45

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)

Loan Agreements (continued)

Genoa A Qol Healthcare 1st Lien 4.485% (LIBOR03M + 3.25%) 10/28/23 ●	955,368	$961,936
HCA Tranche B9 1st Lien 3.235% (LIBOR03M + 2.00%) 3/18/23 ●	67,153	67,451
Hilton Worldwide Finance Tranche B2 1st Lien 3.237% (LIBOR03M + 2.00%) 10/25/23 ●	2,020,274	2,030,585
Houghton International 4.583% (LIBOR03M + 3.25%) 12/20/19 ●	10,954	11,015
Hoya Midco Tranche B 1st Lien 5.235% (LIBOR03M + 4.00%) 6/30/24 ●	708,225	709,110
HUB International Tranche B 1st Lien 4.312% (LIBOR03M + 3.00%) 10/2/20 ●	446,530	449,852
Hyperion Insurance Group Tranche B 1st Lien 5.25% (LIBOR03M + 4.00%) 4/29/22 ●	1,369,166	1,386,994
IASIS Healthcare Tranche B3 1st Lien 5.25% (LIBOR03M + 4.00%) 2/17/21 ●	44,819	45,061
INC Research Holdings Tranche B 1st Lien 3.485% (LIBOR03M + 2.25%) 6/26/24 ●	325,000	326,422
INEOS US Finance Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 3/31/22 ●	352,121	354,476
3.985% (LIBOR03M + 2.75%) 3/31/24 ●	34,190	34,425
JBS USA Tranche B 1st Lien 3.804% (LIBOR03M + 2.50%) 10/30/22 ●	697,946	690,182
JC Penney Tranche B 1st Lien 5.568% (LIBOR03M + 4.25%) 6/23/23 ●	430,758	421,784
Kingpin Intermediate Holdings Tranche B 1st Lien 5.57% (LIBOR03M + 4.25%) 6/29/24 ●	473,813	477,064
Kloeckner Pentaplast of America Tranche B 1st Lien 5.583% (LIBOR03M + 4.25%) 6/29/22 ●	865,000	868,424

	Principal amount°	Value (US $)

Loan Agreements (continued)

Kraton Polymers Tranche B 1st Lien 4.235% (LIBOR03M + 3.00%) 1/6/22 ●	582,942	$590,703
Kronos Tranche B 1st Lien 4.811% (LIBOR03M + 3.50%) 11/1/23 ●	535,957	539,591
Kronos Tranche B 2nd Lien 9.561% (LIBOR03M + 8.25%) 11/1/24 ●	505,000	522,296
Las Vegas Sands 1st Lien 3.235% (LIBOR03M + 2.00%) 3/29/24 ●	196,477	197,460
MGM Growth Properties Operating Partnership Tranche B 1st Lien 3.485% (LIBOR03M + 2.25%) 5/1/23 ●	251,175	252,207
Mohegan Gaming & Entertainment Tranche B 1st Lien 5.235% (LIBOR03M + 4.00%) 10/13/23 ●	1,071,224	1,082,204
MPH Acquisition Holdings Tranche B 1st Lien 4.333% (LIBOR03M + 3.00%) 6/7/23 ●	1,004,690	1,013,062
On Semiconductor Tranche B 1st Lien 3.485% (LIBOR03M + 2.25%) 3/31/23 ●	438,063	440,139
Panda Hummel Tranche B1 1st Lien 7.235% (LIBOR03M + 6.00%) 10/27/22 ●	315,000	291,375
Panda Stonewall Tranche B 6.833% (LIBOR03M + 5.50%) 11/13/21 =●	591,000	564,405
Penn National Gaming Tranche B 1st Lien 3.735% (LIBOR03M + 2.50%) 1/19/24 ●	203,975	205,159
Petroleo Global Trading 3.451% 2/19/20 ●	800,000	786,000
PetSmart Tranche B 4.24% (LIBOR03M + 3.00%) 3/10/22 ●	608,699	518,264
PharMerica Tranche B 1st Lien 4.50% (LIBOR03M + 3.50%) 9/26/24 ●	655,000	658,684
PharMerica Tranche B 2nd Lien 8.75% (LIBOR03M + 7.75%) 9/26/25 ●	110,000	110,687

	Principal amount°	Value (US $)

Loan Agreements (continued)

PQ Tranche B 1st Lien 4.562% (LIBOR03M + 3.25%) 11/4/22 ●	1,550,303	$1,566,637
Radiate Holdco 1st Lien 4.235% (LIBOR03M + 3.00%) 2/1/24 ●	1,373,100	1,356,580
Republic of Angola 7.683% (LIBOR6M + 6.25%) 12/16/23 =●	1,503,125	1,375,359
Ring Container Technologies Group 2.75% (LIBOR03M + 2.75%) 9/29/24 ●	440,000	437,800
Rite Aid 5.99% (LIBOR03M + 4.75%) 8/21/20 ●	475,500	478,769
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.49% (LIBOR03M + 4.25%) 6/1/23 ●	2,058,722	2,084,456
Sable International Finance Tranche B3 1st Lien 4.734% (LIBOR03M + 3.50%) 1/31/25 ●	265,000	262,661
SAM Finance Tranche B 4.571% (LIBOR03M + 3.25%) 12/17/20 ●	692,840	698,098
Scientific Games International Tranche B4 1st Lien 4.485% (LIBOR03M + 3.25%) 8/14/24 ●	1,735,000	1,740,151
SFR Group Tranche B 1st Lien 4.061% (LIBOR03M + 2.75%) 7/18/25 ●	1,411,463	1,409,368
SFR Group Tranche B10 1st Lien 4.561% (LIBOR03M + 3.25%) 1/31/25 ●	797,641	801,193
Sinclair Television Group Tranche B2 1st Lien 3.49% (LIBOR03M + 2.25%) 1/3/24 ●	2,620,200	2,628,116
Sprint Communications Tranche B 1st Lien 3.75% (LIBOR03M + 2.50%) 2/2/24 ●	585,716	587,337
StandardAero Aviation Holdings 1st Lien 4.99% (LIBOR03M + 3.75%) 7/7/22 ●	612,198	617,401
Staples 1st Lien 5.00% (LIBOR03M + 4.00%) 9/12/24 ●	1,370,000	1,364,865

	Principal amount°	Value (US $)

Loan Agreements (continued)

Stars Group Holdings 2nd Lien 8.333% (LIBOR03M + 7.00%) 8/1/22 ●	74,643	$75,203
Stars Group Holdings Tranche B 1st Lien 4.833% (LIBOR03M + 3.50%) 8/1/21 ●	1,408,167	1,414,816
Summit Materials Tranche B1 3.985% (LIBOR03M + 2.75%) 7/17/22 ●	721,216	727,828
Summit Midstream Partners Holdings Tranche B 1st Lien 7.235% (LIBOR03M + 6.00%) 5/21/22 ●	523,688	531,543
Surgery Center Holdings 1st Lien 4.49% (LIBOR03M + 3.25%) 9/2/24 ●	160,000	158,925
Team Holdings Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 2/6/24 ●	442,326	436,244
Telenet Financing USD Tranche A1 1st Lien 3.984% (LIBOR03M + 2.75%) 6/30/25 ●	710,000	712,860
TKC Holdings 1st Lien 5.522% (LIBOR03M + 4.25%) 2/1/23 ●	651,725	657,183
TransDigm Tranche F 1st Lien 4.333% (LIBOR03M + 3.00%) 6/9/23 ●	703,139	705,557
Tribune Media Tranche B 1st Lien 4.235% (LIBOR03M + 3.00%) 12/27/20 ●	33,149	33,273
Tribune Media Tranche C 1st Lien 4.235% (LIBOR03M + 3.00%) 1/27/24 ●	413,162	414,580
Uniti Group 1st Lien 4.235% (LIBOR03M + 3.00%) 10/24/22 ●	390,734	361,915
Univar USA Tranche B 1st Lien 3.985% (LIBOR03M + 2.75%) 7/1/22 ●	49,005	49,238
Univision Communications Tranche C 1st Lien 3.985% (LIBOR03M + 2.75%) 3/15/24 ●	1,118,585	1,109,942
USI Tranche B 1st Lien 3.00% (LIBOR03M + 3.00%) 5/16/24 ●	360,000	359,325
4.314% (LIBOR03M + 3.00%) 5/16/24 ●	1,650,000	1,645,015

(continues	)	47

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Loan Agreements (continued)

USIC Holdings Tranche SR 4.923% (LIBOR03M + 3.50%) 12/9/23 ●		1,022,275	$1,029,623
USS Ultimate Holdings 2nd Lien 8.984% (LIBOR03M + 7.75%) 8/25/25 ●		110,000	110,917
Valeant Pharmaceuticals International Tranche B-F1 5.99% (LIBOR03M + 4.75%) 4/1/22 ●		220,000	224,153
VC GB Holdings 2nd Lien 9.235% (LIBOR03M + 8.00%) 2/28/25 =●		270,000	268,650
Virgin Media Bristol Tranche I 1st Lien 3.984% (LIBOR03M + 2.75%) 1/31/25 ●		310,000	311,526
Western Digital 1st Lien 3.985% (LIBOR03M + 2.75%) 4/29/23 ●		301,720	304,360
WideOpenWest Finance Tranche B 1st Lien 4.484% (LIBOR03M + 3.25%) 8/19/23 ●		756,707	757,112
Windstream Services Tranche B6 1st Lien 5.24% (LIBOR03M + 4.00%) 3/30/21 ●		703,516	629,647
Zayo Group Tranche B2 1st Lien 3.487% (LIBOR03M + 2.25%) 1/19/24 ●		146,567	146,904
Zekelman Industries Tranche B 1st Lien 4.073% (LIBOR03M + 2.75%) 6/14/21 ●		676,463	679,845

Total Loan Agreements (cost $73,898,993)			74,637,095

Sovereign Bonds – 4.52%Δ

Argentina – 0.38%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	13,355,000	891,386
16.00% 10/17/23	ARS	31,962,000	2,086,365
22.75% 3/5/18	ARS	43,185,000	2,532,076
Argentine Republic Government International Bond
5.625% 1/26/22		930,000	977,895
144A 7.125% 6/28/17 #		835,000	835,417

			7,323,139

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Bahrain – 0.07%
Bahrain Government International Bond
144A 7.00% 10/12/28 #		800,000	$817,588
144A 7.50% 9/20/47 #		500,000	490,211

			1,307,799

Bermuda – 0.04%
Bermuda Government International Bond
144A 3.717% 1/25/27 #		800,000	814,000

			814,000

Brazil – 0.65%
Brazil Letras do Tesouro Nacional
9.09% 7/1/18 ≠	BRL	17,100,000	5,134,400
9.13% 4/1/18 ≠	BRL	5,200,000	1,587,542
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/25	BRL	18,380,000	5,962,672

			12,684,614

Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	171,000	144,666

			144,666

Chile – 0.06%
Bonos de la Tesoreria de la Republica en pesos
4.50% 3/1/21	CLP	785,000,000	1,264,794

			1,264,794

Colombia – 0.13%
Colombia Government International Bond
5.00% 6/15/45		600,000	618,750
Colombian TES
7.00% 6/30/32	COP	5,376,000,000	1,847,618

			2,466,368

Costa Rica – 0.02%
Costa Rica Government International Bond
144A 4.25% 1/26/23 #		445,000	443,887

			443,887

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Croatia – 0.04%
Croatia Government International Bond 144A 5.50% 4/4/23 #		655,000	$728,209

			728,209

Cyprus – 0.08%
Cyprus Government International Bond 3.875% 5/6/22	EUR	1,200,000	1,598,583

			1,598,583

Egypt – 0.06%
Egypt Government International Bond
144A 6.125% 1/31/22 #		600,000	622,069
144A 8.50% 1/31/47 #		550,000	614,816

			1,236,885

India – 0.08%
Export-Import Bank of India 144A 3.375% 8/5/26 #		1,500,000	1,476,927

			1,476,927

Indonesia – 0.13%
Indonesia Government International Bond 144A 5.125% 1/15/45 #		200,000	221,486
Indonesia Treasury Bond
7.50% 8/15/32	IDR	29,521,000,000	2,300,814

			2,522,300

Ivory Coast – 0.07%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		1,400,000	1,379,680

			1,379,680

Jamaica – 0.06%
Jamaica Government International Bond
6.75% 4/28/28		400,000	462,500
7.875% 7/28/45		500,000	617,500

			1,080,000

Japan – 0.06%
Japan Bank For International Cooperation
1.887% (LIBOR03M + 0.57%) 2/24/20 ●		248,000	248,918
2.125% 6/1/20		700,000	700,694

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Japan (continued)
Japan Government Thirty Year Bond 0.80% 6/20/47	JPY	23,500,000	$205,874

			1,155,486

Jordan – 0.02%
Jordan Government International Bond 144A 5.75% 1/31/27 #		400,000	393,213

			393,213

Kuwait – 0.18%
Kuwait International Government Bond 144A 2.75% 3/20/22 #		3,400,000	3,443,061

			3,443,061

Malaysia – 0.19%
Malaysia Government Bond
3.314% 10/31/17	MYR	900,000	213,187
3.844% 4/15/33	MYR	14,844,000	3,312,221
Malaysia Treasury Bill
2.95% 1/19/18 ≠	MYR	810,000	190,190

			3,715,598

Mexico – 0.40%
Mexican Bonos
5.75% 3/5/26	MXN	43,668,400	2,238,407
6.50% 6/9/22	MXN	82,842,000	4,514,502
Mexico Government International Bond
4.15% 3/28/27		200,000	210,460
4.35% 1/15/47		800,000	780,000

			7,743,369

Nigeria – 0.06%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		1,000,000	1,095,810
			1,095,810
Peru – 0.07%
Peruvian Government International Bond 144A 6.90% 8/12/37 #	PEN	3,868,000	1,332,261

			1,332,261

Poland – 0.01%
Republic of Poland Government Bond 3.25% 7/25/25	PLN	1,087,000	299,841

			299,841

(continues	)	49

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Republic of Korea – 0.06%
Export-Import Bank of Korea
4.00% 6/7/27	AUD	210,000	$162,788
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	1,114,998,086	991,204

			1,153,992

Russia – 0.03%
Russian Foreign Bond - Eurobond
144A 4.75% 5/27/26 #		600,000	637,152

			637,152

Saudi Arabia – 0.28%
Saudi Government International Bond
2.375% 10/26/21		200,000	197,504
144A 2.875% 3/4/23 #		3,569,000	3,559,631
3.25% 10/26/26		1,000,000	990,700
144A 4.50% 10/26/46 #		800,000	799,850

			5,547,685

South Africa – 0.39%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	49,861,000	3,392,647
8.75% 1/31/44	ZAR	51,726,000	3,453,702
Republic of South Africa Government International Bond 5.875% 5/30/22		750,000	824,789

			7,671,138

Sri Lanka – 0.06%
Sri Lanka Government International Bond
144A 6.20% 5/11/27 #		580,000	609,539
144A 6.825% 7/18/26 #		510,000	561,340

			1,170,879

Turkey – 0.46%
Export Credit Bank of Turkey
144A 5.375% 10/24/23 #		880,000	906,682
Turkey Government Bond
11.10% 5/15/19	TRY	21,820,000	6,086,169
Turkey Government International Bond
3.25% 3/23/23		1,000,000	953,136
5.75% 5/11/47		980,000	965,565

			8,911,552

	Principal amount°		Value (US $)

Sovereign BondsΔ (continued)

Ukraine – 0.11%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		1,200,000	$1,171,140
144A 7.75% 9/1/26 #		900,000	928,129

			2,099,269

United Kingdom – 0.02%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	140,319
3.50% 1/22/45	GBP	138,800	247,096

			387,415

Uruguay – 0.24%
Uruguay Government International Bond
144A 8.50% 3/15/28 #	UYU	40,984,000	1,463,991
144A 9.875% 6/20/22 #	UYU	87,325,000	3,262,197

			4,726,188

Total Sovereign Bonds (cost $86,947,614)			87,955,760

Supranational Banks – 0.60%

Asian Development Bank
1.462% (LIBOR03M + 0.15%) 2/8/18 ●		740,000	740,408
3.50% 5/30/24	NZD	921,000	668,203
6.00% 2/24/21	INR	47,130,000	732,796
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		1,000,000	1,029,375
Inter-American Development Bank
1.524% (LIBOR03M + 0.22%) 10/15/20 ●		890,000	895,417
6.25% 6/15/21	IDR	43,200,000,000	3,246,556
International Bank for Reconstruction & Development
1.304% (LIBOR01M + 0.07%) 4/17/19 ●		440,000	439,905
2.50% 11/25/24		440,000	443,245
3.375% 1/25/22	NZD	300,000	220,427
4.625% 10/6/21	NZD	380,000	292,354
International Finance
1.364% (LIBOR03M + 0.06%) 1/9/19 ●		600,000	600,526
3.625% 5/20/20	NZD	163,000	120,818
3.75% 8/9/27	NZD	305,000	217,173

	Principal amount°		Value (US $)

Supranational Banks (continued)

International Finance 6.30% 11/25/24	INR	133,470,000	$2,084,987

Total Supranational Banks (cost $11,586,146)			11,732,190

US Treasury Obligations – 14.10%

US Floating Rate Note
1.113% (USBMMY3M + 0.06%) 7/31/19 ●		935,000	935,212
US Treasury Bonds
2.50% 2/15/45		37,100,000	34,589,955
2.75% 8/15/42		900,000	888,891
2.75% 11/15/42		1,400,000	1,381,461
2.75% 8/15/47		14,645,000	14,319,206
2.875% 5/15/43		2,200,000	2,216,715
2.875% 8/15/45 ¥		16,700,000	16,768,497
4.375% 5/15/40		100,000	127,428
US Treasury Inflation Indexed Notes
0.125% 4/15/19 ¥		1,253,604	1,258,485
0.125% 4/15/20		1,776,993	1,785,710
0.125% 4/15/21		2,168,922	2,175,382
0.125% 4/15/22		1,207,848	1,207,813
0.125% 7/15/26		20,424	19,862
1.75% 1/15/28		14,161,614	15,855,541
2.375% 1/15/27		1,577,979	1,844,839
2.50% 1/15/29		34,204	41,295
US Treasury Notes
1.125% 8/31/21 ¥		13,800,000	13,447,723
1.375% 9/30/19		23,600,000	23,550,219
1.375% 9/15/20		480,000	476,634
1.50% 8/31/18		5,700,000	5,707,570
1.875% 7/31/22		1,140,000	1,137,284
1.875% 10/31/22		45,700,000	45,532,194
2.00% 10/31/21 ¥		1,600,000	1,611,250
2.00% 5/31/24		51,100,000	50,665,849
2.00% 6/30/24 ¥		7,700,000	7,629,166
2.25% 8/15/27		440,000	436,863
2.375% 5/15/27		28,500,000	28,610,771

Total US Treasury Obligations (cost $276,532,437)			274,221,815

	Number of shares

Common Stock – 0.00%

Century Communications =†		1,975,000	0

Total Common Stock (cost $59,790)			0

	Number of shares	Value (US $)

Convertible Preferred Stock – 0.18%

A Schulman 6.00% exercise price $52.33, maturity date y	317	$277,014
American Tower 5.50% exercise price $115.11, maturity date 2/15/18	926	113,046
AMG Capital Trust II 5.15% exercise price $200.00, maturity date 10/15/37	7,759	477,663
Bank of America 7.25% exercise price $50.00, maturity date y	229	298,037
Becton Dickinson 6.125% exercise price $211.80, maturity date 5/1/20	3,652	201,810
Crown Castle International 6.875% exercise price $115.20, maturity date 8/1/20	37	39,516
DTE Energy 6.50% exercise price $116.31, maturity date 10/1/19	5,605	305,192
El Paso Energy Capital Trust I 4.75% exercise price $50.00, maturity date 3/31/28	9,952	487,648
Huntington Bancshares 8.50% exercise price $11.95, maturity date y	164	242,720
Teva Pharmaceutical Industries 7.00% exercise price $75.00, maturity date 12/15/18	194	66,858
T-Mobile US 5.50% exercise price $31.02, maturity date 12/15/17	2,180	217,804
Wells Fargo & Co. 7.50% exercise price $156.71, maturity date y	325	427,375
Welltower 6.50% exercise price $57.42, maturity date y	6,247	396,247

Total Convertible Preferred Stock (cost $3,364,737)		3,550,930

Preferred Stock – 0.28%

Bank of America 6.50% µ	1,150,000	1,301,656
General Electric 5.00% µ	2,448,000	2,592,310
Integrys Holdings 6.00% µ	35,650	1,014,688

(continues	)	51

Schedules of investments

Optimum Fixed Income Fund

	Number of shares	Value (US $)

Preferred Stock (continued)

USB Realty 144A 2.451% #●	500,000	$439,375

Total Preferred Stock (cost $5,033,229)		5,348,029

	Number of contracts

Options Purchased – 0.02%

Call Swaptions – 0.01%
2 yr IRS exercise rate 1.65% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/15/18, notional amount $88,800,000 (MSC)	88,800,000	152,647

		152,647

Currency Call Options – 0.00%
USD vs CNH strike price $6.70, expiration date 1/19/18, notional amount $1,117,222 (BNP)	2,168,000	22,114
USD vs SGD strike price $1.37, expiration date 1/19/18, notional amount $2,648,000 (BNP)	2,648,000	19,773
USD vs TRY strike price $3.60, expiration date 1/19/18, notional amount $662,542 (BNP)	1,084,000	39,313

		81,200

Currency Put Option – 0.00%
EUR vs USD strike price EUR 1.17, expiration date 10/20/17, notional amount EUR 475,983 (BNP)	1,406,000	3,725

		3,725

Futures Call Option – 0.00%
US Treasury 2 yr notes strike price $109.50, expiration date 11/24/17, notional amount $180,000	450	0

		0

	Number of contracts		Value (US $)

Options Purchased (continued)

Put Swaptions – 0.01%
30 yr IRS exercise rate 2.91% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/20/18, notional amount $4,400,000 (MSC)	4,400,000		$102,644

			102,644

Total Options Purchased (premium paid $1,016,442)			340,216

	Principal amount	°

Short-Term Investments – 8.99%

Certificate of Deposit – 0.23%
Barclays Bank 1.94% 9/4/18	4,450,000		4,453,544

			4,453,544

Discount Notes – 7.47%≠
Federal Farm Credit 0.784% 10/5/17	2,054,061		2,053,892
Federal Home Loan Bank
0.35% 10/2/17	661,580		661,567
0.765% 10/4/17	1,900,000		1,899,897
0.85% 10/6/17	1,200,000		1,199,869
0.90% 10/16/17	6,400,000		6,397,562
0.905% 10/10/17	1,000,000		999,782
0.909% 10/11/17	8,100,000		8,098,015
0.947% 10/13/17	7,500,000		7,497,757
0.947% 10/19/17	6,295,046		6,292,131
0.963% 10/18/17	600,000		599,738
0.98% 10/23/17	2,300,000		2,298,684
0.981% 10/25/17	16,500,000		16,489,671
0.986% 10/27/17	4,800,000		4,796,731
0.997% 10/31/17	1,700,000		1,698,659
0.998% 11/7/17	400,000		399,604
1.004% 11/8/17	2,600,000		2,597,353
1.01% 11/13/17	72,208,121		72,124,721
1.012% 11/10/17	1,500,000		1,498,391
1.013% 11/17/17	3,900,000		3,895,067
1.038% 11/3/17	3,900,000		3,896,568

			145,395,659

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements – 1.29%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $4,410,898 (collateralized by US government obligations 3.375% 11/15/19; market value $4,498,745)	4,410,530	$4,410,530
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $11,027,171 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $11,246,852)	11,026,326	11,026,326
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $9,646,413 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $9,838,521)	9,645,609	9,645,609

		25,082,465

Total Short-Term Investments (cost $174,918,766)		174,931,668

Total Value of Securities Before Options Written – 112.31% (cost $2,164,538,212)		$2,184,452,055

	Number of contracts	Value (US $)

Options Written – (0.01%)

Call Swaptions – (0.01%)
10 yr IRS exercise rate 2.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/15/18, notional amount $(19,100,000) (MSC)	(19,100,000)	$(214,932)

		(214,932)

Put Swaptions – 0.00%
5 yr IRS exercise rate 2.20% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/27/17, notional amount $(4,900,000) (GSC)	(4,900,000)	(12,799)
5 yr IRS exercise rate 2.20% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 12/27/17, notional amount $(4,900,000) (MSC)	(4,900,000)	(10,829)
5 yr IRS exercise rate 2.80% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/20/18, notional amount $(19,500,000) (MSC)	(19,500,000)	(47,834)

		(71,462)

Total Options Written (premium received $963,086)		$(286,394)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $399,064,917, which represents 20.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The interest rate shown reflects the fixed rate in effect at Sept. 30, 2017. Interest rate will reset at a future date.

(continues	)	53

Schedules of investments

Optimum Fixed Income Fund

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2017.
¥	Fully or partially pledged as collateral for future contracts, TBAs, and swap contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2017:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	(823,780)	USD	631,741	10/13/17	$—	$(14,328)
BAML	BRL	(8,900,000)	USD	2,624,594	7/3/18	—	(89,688)
BAML	CAD	(282,000)	USD	233,161	10/3/17	7,147	—
BAML	CAD	511,494	USD	(441,479)	10/13/17	—	(31,503)
BAML	CAD	(3,636,000)	USD	2,914,178	11/2/17	—	(519)
BAML	COP	7,744,505,000	USD	(2,556,110)	11/1/17	69,577	—
BAML	EUR	9,171,000	USD	(10,751,163)	10/3/17	90,399	—
BAML	EUR	2,406,734	USD	(2,895,763)	10/13/17	—	(49,063)
BAML	EUR	(9,171,000)	USD	10,768,679	11/2/17	—	(90,765)
BAML	GBP	(23,000)	USD	30,294	10/3/17	—	(529)
BAML	JPY	41,178,223	USD	(377,906)	10/13/17	—	(11,706)
BAML	KRW	(2,449,664,131)	USD	2,171,924	10/13/17	32,302	—
BAML	NZD	(1,733,572)	USD	1,253,653	10/13/17	1,846	—
BNP	AUD	290,824	USD	(234,810)	10/13/17	—	(6,724)
BNP	AUD	(3,506,000)	USD	2,742,505	11/2/17	—	(6,423)
BNP	GBP	(12,099,000)	USD	15,618,344	10/3/17	—	(596,527)
BNP	MXN	(2,575,375)	USD	142,201	12/15/17	2,538	—
BNP	MYR	(900,000)	USD	210,674	11/2/17	—	(2,355)
BNP	MYR	(810,000)	USD	189,053	1/23/18	—	(2,373)
BNP	NOK	(3,327,664)	USD	428,658	10/13/17	10,713	—
BNP	SGD	(9,478,080)	USD	6,962,265	12/4/17	—	(30,336)
BNYM	CAD	(4,650)	USD	3,719	10/2/17	—	(7)
CITI	BRL	22,254,720	USD	(7,055,135)	11/3/17	—	(63,594)
CITI	BRL	(5,200,000)	USD	1,569,669	4/3/18	—	(33,920)
CITI	BRL	(2,700,000)	USD	803,236	7/3/18	—	(20,197)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	INR	23,338,266	USD	(354,146)	12/4/17	$129	$—
CSFB	NZD	(1,635,134)	USD	1,176,806	10/2/17	—	(4,181)
DB	THB	(4,239,616)	USD	128,346	12/4/17	1,134	—
HSBC	EUR	158,194	USD	(189,418)	10/13/17	—	(2,306)
HSBC	GBP	(269,976)	USD	349,160	10/13/17	—	(12,779)
JPMC	BRL	(5,500,000)	USD	1,621,466	7/3/18	—	(55,898)
JPMC	CAD	(39,000)	USD	31,975	10/3/17	718	—
JPMC	EUR	(9,582,000)	USD	11,564,545	10/3/17	237,118	—
JPMC	GBP	12,122,000	USD	(16,231,945)	10/3/17	13,750	—
JPMC	GBP	(12,879,000)	USD	17,261,479	11/2/17	—	(15,620)
JPMC	KRW	(907,572,150)	USD	811,288	10/13/17	18,583	—
JPMC	KRW	(2,339,122,800)	USD	2,059,014	12/4/17	14,916	—
JPMC	PLN	(1,265,105)	USD	355,958	10/13/17	9,272	—
JPMC	SEK	813,406	USD	(102,244)	10/13/17	—	(2,299)
JPMC	TWD	(186,760,561)	USD	6,267,132	12/4/17	100,467	—
TD	AUD	2,944,555	USD	(2,359,672)	10/13/17	—	(50,335)
TD	CLP	729,952,699	USD	(1,177,856)	10/13/17	—	(37,682)
TD	COP	3,706,421,384	USD	(1,271,456)	10/13/17	—	(11,691)
TD	JPY	573,714,276	USD	(5,228,026)	10/13/17	—	(125,943)
UBS	ZAR	23,401,600	USD	(1,773,050)	10/13/17	—	(48,586)

Total Foreign Currency Exchange Contracts						$610,609	$(1,417,877)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Amount	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation
(957)	90 Day Euro	$(235,686,227)	$(234,787,987)	12/18/18	$898,240	$—
(1,285)	90 Day Euro	(315,090,793)	(314,969,563)	6/18/19	121,230	—
(143)	90 Day Euro	(35,257,844)	(35,142,250)	6/19/18	115,594	—
(166)	90 Day Euro	(40,813,525)	(40,707,350)	3/19/19	106,175	—
(39)	90 Day Euro	(9,613,433)	(9,576,450)	9/18/18	36,983	—
(45)	90 Day Euro	(11,021,654)	(11,018,812)	12/17/19	2,842	—
166	90 Day Euro	40,894,978	40,840,150	3/20/18	—	(54,828)
41	Bank Accept	8,037,511	8,042,276	3/19/19	4,765	—
22	Bank Accept	4,310,994	4,313,604	6/18/19	2,610	—
75	Bank Accept	14,745,639	14,718,994	12/18/18	—	(26,645)
39	Bank Accept	7,683,080	7,664,035	6/19/18	—	(19,045)
(3)	Euro Buxl	(590,851)	(578,871)	12/8/17	11,980	—
13	Euro-BOBL	2,022,168	2,015,541	12/8/17	—	(6,627)
(192)	Euro-Bund	(36,762,886)	(36,537,162)	12/8/17	225,724	—
(105)	Euro-O.A.T.	(19,367,791)	(19,252,797)	12/8/17	114,994	—
(75)	Long Gilt	(12,548,648)	(12,449,940)	12/28/17	98,708	—
(449)	US Treasury 2 yr Notes	(97,124,772)	(96,850,703)	1/1/18	274,069	—
(70)	US Treasury 2 yr Notes	(15,146,087)	(15,140,781)	10/2/17	5,306	—
2,437	US Treasury 5 yr Notes	288,349,331	286,347,500	1/2/18	—	(2,001,831)
993	US Treasury 10 yr Notes	125,762,435	124,435,313	12/20/17	—	(1,327,122)
304	US Treasury Long Bonds	47,212,604	46,455,000	12/20/17	—	(757,604)

Total Futures Contracts		$(290,005,771)			$2,019,220	$(4,193,702)

(continues	)	55

Schedules of investments

Optimum Fixed Income Fund

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Upfront Payments Paid (Received)	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Centrally Cleared/Protection Purchased Moody’s Ratings:
CDX.NA.HY.27[5] 12/20/21-Quarterly	5,742,000	5.00%	$(235,175)	$(450,414)	$—	$(215,239)
CDX.NA.HY.28[5] 6/20/22-Quarterly	2,075,000	5.00%	(130,211)	(159,246)	—	(29,035)

			(365,386)	(609,660)	—	(244,274)

Over-The-Counter/Protection Purchased Moody’s Ratings:
HSBC CDX.EM.27[6] 6/20/22-Quarterly	2,240,000	1.00%	112,863	70,622	—	(42,241)
Centrally Cleared/Protection Sold Moody’s Ratings:
Citigroup CDS 6.125% 5/15/18 Baa1 12/20/20- Quarterly	700,000	1.00%	11,809	15,204	3,395	—
Over-The-Counter/Protection Sold Moody’s Ratings:
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/22-Quarterly	250,000	1.00%	(3,592)	(989)	2,603	—
BAML Republic of Colombia LA 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.00%	(2,435)	678	3,113	—
BAML Republic of Italy 6.875% 9/27/23 Baa2 6/20/21-Quarterly	9,800,000	1.00%	(121,950)	93,547	215,497	—
BNP Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	200,000	1.00%	(4,929)	1,356	6,285	—
CITI Republic of Brazil 4.25% 1/7/25 Ba2 6/20/22- Quarterly	100,000	1.00%	(5,974)	(3,328)	2,646	—
CITI Republic of Colombia 10.375% 1/28/33 Baa2 12/20/22-Quarterly	200,000	1.00%	(2,571)	(2,169)	402	—
DB CMBX.NA.AAA[7] 10/17/57-Monthly	14,200,000	0.50%	(921,674)	51,071	972,745	—
DB Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	200,000	1.00%	(4,868)	1,356	6,224	—
GSC Republic of Brazil 4.25% 1/7/25 Ba2 6/20/22- Quarterly	500,000	1.00%	(30,662)	(16,643)	14,019	—
GSC Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	3,100,000	1.00%	(77,462)	21,016	98,478	—
JPMC Mexico LA 5 yr CDS 5.950% 3/19/19 WR 12/20/19-Quarterly	7,100,000	1.00%	30,042	82,173	52,131	—
JPMC Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.00%	(2,465)	678	3,143	—
JPMC Volkswagen International 2 yr 5.375% 5/22/18 A3 12/20/17-Quarterly	EUR 2,500,000	1.00%	(4,579)	5,745	10,324	—
MSC CMBX.NA.BBB.6[7] 5/11/63-Monthly	4,205,000	3.00%	(479,641)	(637,605)	—	(157,964)

			(1,632,760)	(403,114)	1,387,610	(157,964)

Total CDS Contracts			$(1,873,474)	$(926,948)	$1,391,005	$(444,479)

Interest Rate Swap (IRS) Contracts8

Reference Obligation/Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]		Fixed/Floating Interest Rate Paid (Received)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Centrally Cleared:
2 yr CDOR03 12/13/19- (Semiannually/ Quarterly)	CAD	69,700,000	1.45%/(1.45%)	$(598,887)	$(556,206)	$42,681	$—
2 yr IRS 12/28/18-(Semiannually/ Quarterly)		7,200,000	1.35%/(1.331%)	—	(22,720)	—	(22,720)
2 yr IRS 12/20/19-(Semiannually/ Quarterly)		67,300,000	2.00%/(1.335%)	(355,504)	(171,335)	184,169	—
2 yr IRS 6/28/21-(Semiannually/ Quarterly)		30,100,000	1.45%/(1.335%)	—	378,709	378,709	—
3 yr IRS 6/21/20-(Semiannually/ Quarterly)		32,700,000	1.25%/(1.326%)	605,494	495,130	—	(110,364)
4 yr IRS 12/16/19-(Semiannually/ Quarterly)		1,600,000	2.00%/(1.137%)	(3,634)	(8,588)	—	(4,954)
4 yr IRS 6/21/21-(Semiannually/ Quarterly)		16,500,000	1.25%/(1.326%)	431,493	392,487	—	(39,006)
5 yr Mexico TIEE-Banxico 9/6/21-(28 days)	MXN	26,200,000	5.798%/(7.379%)	(48,572)	(50,654)	—	(2,082)
5 yr Mexico TIEE-Banxico 12/3/21-(28 days)	MXN	17,900,000	7.199%/(7.379%)	(16,785)	14,804	31,589	—
5 yr IRS 4/6/21-(Semiannually/ Quarterly)		5,035,000	1.199%/(1.301%)	—	119,267	119,267	—
5 yr IRS 8/9/21-(Semiannually/ Quarterly)		6,220,000	1.191%/(1.311%)	—	169,440	169,440	—
5 yr IRS 4/27/22-(Semiannually/ Quarterly)		2,005,000	1.976%/(1.317%)	—	(728)	—	(728)
5 yr IRS 6/15/22-(Semiannually/ Quarterly)		1,400,000	2.027%/(1.326%)	—	(3,053)	—	(3,053)
5 yr IRS 6/21/22-(Semiannually/ Quarterly)		2,900,000	1.25%/(1.326%)	107,536	97,558	—	(9,978)
5 yr IRS 8/30/22-(Semiannually/ Quarterly)		3,035,000	1.798%/(1.318%)	—	27,861	27,861	—
5 yr IRS 12/20/22-(Semiannually/ Quarterly)		4,800,000	2.25%/(1.335%)	(63,753)	(42,719)	21,034	—
7 yr IRS 12/16/22-(Semiannually/ Quarterly)		42,500,000	2.25%/(1.137%)	289,869	(494,787)	—	(784,656)
7 yr IRS 4/6/23-(Semiannually/ Quarterly)		750,000	1.416%/(1.301%)	—	25,048	25,048	—
7 yr IRS 1/25/24-Quarterly		3,260,000	2.125%/(1.314%)	—	(6,753)	—	(6,753)
10 yr IRS 4/5/26-(Semiannually/ Quarterly)		1,490,000	1.687%/(1.299%)	—	64,526	64,526	—
10 yr IRS 6/21/27-(Semiannually/ Quarterly)		24,800,000	1.50%/(1.327%)	(1,343,330)	(1,169,365)	173,965	—
20 yr Mexico TIEE-Banxico 11/28/36-(28 days)	MXN	14,000,000	8.28%/(7.379%)	74,333	79,005	4,672	—
30 yr IRS 6/15/46-(Semiannually/ Quarterly)		17,100,000	2.50%/(1.32%)	(1,107,842)	104,088	1,211,930	—

(continues	)	57

Schedules of investments

Optimum Fixed Income Fund

Reference Obligation/Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed/Floating Interest Rate Paid (Received)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Centrally Cleared (continued):
30 yr IRS 12/21/46-(Semiannually/ Quarterly)	1,770,000	2.767%/(1.326%)	$—	$(77,654)	$—	$(77,654)
30 yr IRS 12/21/46-(Semiannually/ Quarterly)	900,000	2.25%/(1.326%)	(70,397)	61,456	131,853	—
30 yr IRS 1/27/47-(Semiannually/ Quarterly)	440,000	2.661%/(1.317%)	—	(12,738)	—	(12,738)
30 yr IRS 1/30/47-(Semiannually/ Quarterly)	705,000	2.687%/(1.311%)	—	(24,291)	—	(24,291)

Total IRS Contracts			$(2,099,979)	$(612,212)	$2,586,744	$(1,098,977)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of ($616,352).

5Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade is in the CDS market.

6 Markit’s Emerging markets CDX Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality rating of CCC and above.

7Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

8An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

ARS – Argentine Peso

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BBSW3M – Bank Bill Swap 3 Months

BNP – BNP Paribas

BNYM – BNY Mellon

BOBL – Bundesobligationen (German Treasury Medium Term Bonds)

BP0003M – 3 Month Sterling LIBOR Interest Rate

BRL – Brazilian Real

BUXL – inflationsindexierte Bundesanleihen (German Treasury Long Term Bonds)

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDOR03 – Canadian Dollar Offered Rate 3 Months

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CDX.NA.HY – Credit Default Swap Index North America High Yield

CITI – Citigroup Global Markets

Summary of abbreviations: (continued)

CLO – Collateralized Loan Obligation

CLP – Chilean Peso

CMBX.NA – Commercial Mortgage-Backed Index North America

CNH – Chinese Offshore Renminbi

COF 11 – Cost of Funds for the 11th District of San Francisco

COP – Colombian Peso

CSFB – Credit Suisse First Boston

DB – Deutsche Bank

DIP – Debtor in Possession

EUR – European Monetary Unit

EUR003M – The Euro Interbank Offered Rate 3 Month

FHAVA – Federal Housing Administration and Veterans Administration

FREMF – Freddie Mac Multifamily

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

HSBC – Hong Kong Shanghai Bank

H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

IRS – Interest Rate Swaptions

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MASTR – Mortgage Asset Securitization Transactions, Inc.

MBIA – Municipal Bond Insurance Association Group

MSC – Morgan Stanley Capital

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

O.A.T. – Obligations Assimilables du Tresor (French Treasury Obligation)

PEN – Peruvian Nuevo Sol

PLN – Polish Zloty

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

SEK – Swedish Krona

SGD – Singapore Dollar

TBA – To be announced

TD – Toronto Dominion Bank

THB – Thailand Baht

TIEE – Banxico – Interbank Equilibrium Interest Rate Banco de Mexico

TRY – Turkish Lira

TWD – Taiwan Dollar

UBS – Union Bank of Switzerland

USD – US Dollar

UYU – Uruguayan Peso

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements

(continues	)	59

Schedules of investments

Optimum International Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.93%Δ

Australia – 1.92%
BHP Billiton ADR *	64,505	$2,614,388
Qantas Airways	1,582,213	7,247,053
South32	895,818	2,317,488

		12,178,929

Austria – 2.50%
Erste Group Bank †	123,405	5,331,723
Lenzing	6,846	992,801
Raiffeisen Bank International †	28,475	954,409
Schoeller-Bleckmann Oilfield Equipment *†	44,529	3,563,498
voestalpine	98,215	5,008,285

		15,850,716

Bermuda – 0.87%
Everest Re Group	24,040	5,490,496

		5,490,496

Brazil – 1.75%
Banco Bradesco ADR	485,241	5,371,618
Magazine Luiza	245,700	5,729,108

		11,100,726

Canada – 3.86%
Bank of Montreal	17,000	1,286,564
Canadian Imperial Bank of Commerce	97,907	8,566,225
Magna International Class A	90,268	4,817,428
Power Corp. of Canada	41,474	1,054,010
Pure Industrial Real Estate Trust	123,313	628,548
Rogers Communications Class B *	57,190	2,947,573
Rogers Communications Class B	19,500	1,005,514
Royal Bank of Canada	52,034	4,025,937
Tourmaline Oil †	6,200	126,062

		24,457,861

Chile – 0.15%
Antofagasta	73,277	933,404

		933,404

China/Hong Kong – 7.67%
Anhui Conch Cement	940,000	3,772,903
ASM Pacific Technology	146,700	2,119,044
BYD Class H *	479,000	4,543,169
BYD Electronic International	267,500	792,676
China Construction Bank	815,000	680,893
China Life Insurance Class H	2,008,000	6,019,098
CK Asset Holdings	472,500	3,928,050

	Number of shares	Value (US $)

Common StockΔ (continued)

China/Hong Kong (continued)
CK Hutchison Holdings	50,000	$640,414
CLP Holdings	889,500	9,132,157
Hang Seng Bank	43,300	1,058,583
HKT Trust & HKT	964,000	1,171,125
I-CABLE Communications †	206,186	6,775
Jardine Strategic Holdings	15,500	670,389
Melco International Development	234,000	677,871
Melco Resorts & Entertainment ADR	173,653	4,188,510
Shanghai Fosun Pharmaceutical Group Class H	1,061,000	4,404,762
Sun Hung Kai Properties	145,000	2,362,086
Wharf Holdings	269,000	2,406,522

		48,575,027

Colombia – 0.73% Bancolombia ADR	100,402	4,597,408

		4,597,408

Czech Republic – 0.42% Komercni banka	60,850	2,657,344

		2,657,344

Denmark – 1.27% H. Lundbeck	138,622	8,014,026

		8,014,026

France – 5.82%
Air France-KLM †	163,515	2,578,641
BioMerieux	18,123	1,475,273
Bouygues	17,533	832,307
Derichebourg	87,294	915,356
Eramet †	11,519	783,010
Ipsen	44,679	5,944,689
IPSOS	23,199	802,962
Peugeot	79,447	1,891,250
Publicis Groupe *	74,808	5,233,352
Safran *	65,162	6,658,847
Societe Generale	74,345	4,356,721
Sodexo *	43,299	5,397,692

		36,870,100

Germany – 3.94%
Continental	21,466	5,451,701
Deutsche Lufthansa	377,423	10,495,713
Merck	33,785	3,762,745
Siltronic †	20,907	2,600,141
Suedzucker	58,820	1,265,020

	Number of shares	Value (US $)

Common StockΔ (continued)

Germany (continued) TUI	82,466	$1,401,913

		24,977,233

India – 2.57%
ICICI Bank ADR	623,529	5,337,408
Jet Airways India †	73,186	540,297
South Indian Bank	4,253,356	1,839,156
SpiceJet †	393,285	771,911
Yes Bank	1,445,790	7,760,997

		16,249,769

Indonesia – 2.86%
Barito Pacific †	43,852,500	6,499,130
Delta Dunia Makmur †	38,784,100	2,608,223
Indofood Sukses Makmur	3,992,400	2,500,100
Telekomunikasi Indonesia Persero	16,746,000	5,823,914
Telekomunikasi Indonesia Persero ADR	19,743	677,185

		18,108,552

Ireland – 2.33%
ICON †	129,491	14,746,435

		14,746,435

Israel – 2.69%
Bank Hapoalim	1,155,160	8,083,382
Bank Leumi Le-Israel	1,387,913	7,376,092
Tower Semiconductor †	51,862	1,594,758

		17,054,232

Italy – 1.86%
Gefran	63,514	969,868
La Doria	45,778	753,683
Prysmian	179,026	6,048,814
Recordati	86,469	3,990,262

		11,762,627

Japan – 18.16%
ANA Holdings	121,000	4,583,355
Asahi Glass	131,800	4,895,458
Astellas Pharma	234,600	2,985,882
Benesse Holdings	26,400	952,485
Canon Marketing Japan	28,800	688,812
Daito Trust Construction	26,300	4,791,401
Daiwa House Industry	222,200	7,675,350
Denso	126,100	6,381,969
Fujitsu	969,000	7,211,826
Furukawa Electric	63,000	3,463,464
Hitachi	595,000	4,195,258

	Number of shares	Value (US $)

Common StockΔ (continued)

Japan (continued)
Japan Post Holdings	178,500	$2,108,877
Kansai Electric Power	240,100	3,073,158
Kirin Holdings	237,300	5,575,103
Konami Holdings	71,000	3,418,172
Lion	84,400	1,542,150
Matsumotokiyoshi Holdings	9,600	643,023
Medipal Holdings	151,100	2,626,027
Mixi	122,300	5,906,597
Morinaga Milk Industry	19,400	741,395
Nichiha	22,800	856,005
Nippon Telegraph & Telephone	179,300	8,215,656
NTT DOCOMO	28,000	639,990
Obayashi	109,600	1,314,591
Plenus	26,000	574,528
Rohto Pharmaceutical	62,800	1,418,034
Secom	73,200	5,330,757
Shinmaywa Industries	110,000	999,609
Sumitomo Dainippon Pharma	162,400	2,115,599
Suntory Beverage & Food	13,900	618,291
Suzuken	88,500	3,147,706
Taisei	33,800	1,772,536
T-Gaia	78,900	1,534,337
Tokyo Electric Power Holdings †	1,815,100	7,332,610
Toray Industries	582,700	5,654,161

		114,984,172

Mexico – 0.80% Grupo Financiero Banorte	734,200	5,054,731

		5,054,731

Netherlands – 4.28% ASR Nederland	20,503	820,149
Core Laboratories *	53,041	5,235,147
Heineken	57,238	5,663,844
Royal Dutch Shell Class A	508,901	15,413,368

		27,132,508

New Zealand – 1.01% a2 Milk †	304,139	1,400,598
Air New Zealand	265,927	647,824
Spark New Zealand	772,200	2,038,774
Xero Private Placement	104,850	2,340,154

		6,427,350

Norway – 2.89% DNB	400,998	8,096,179

(continues	)	61

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)

Common StockΔ (continued)

Norway (continued)
Norsk Hydro	694,518	$5,067,748
Statoil ADR *	255,994	5,142,919

		18,306,846

Republic of Korea – 2.97%
Hyundai Mobis	17,052	3,580,201
LG Display	19,664	526,761
LG Display ADR	46,312	621,507
Samsung Electronics	5,502	12,380,731
SK Hynix	22,885	1,669,011

		18,778,211

Singapore – 1.08%
DBS Group Holdings	284,000	4,371,915
United Industrial	1,076,000	2,492,249

		6,864,164

South Africa – 0.15%
Investec	134,079	971,614

		971,614

Spain – 1.93%
Amadeus IT Group	139,039	9,042,922
Atlantica Yield	161,231	3,176,251

		12,219,173

Sweden – 1.14%
G5 Entertainment	49,155	1,910,098
Getinge Class B	281,641	5,287,534

		7,197,632

Switzerland – 5.97%
Allreal Holding †	7,743	1,356,934
Coca-Cola HBC †	24,130	817,012
Credit Suisse Group ADR	304,386	4,809,299
Ferrexpo	1,246,052	4,882,231
Lonza Group †	21,162	5,560,624
Novartis ADR	82,973	7,123,232
Roche Holding	27,326	6,985,076
STMicroelectronics	154,064	2,988,742
Swiss Life Holding †	8,137	2,868,634
Zehnder Group	11,237	394,545

		37,786,329

Taiwan – 3.28%
Advanced Semiconductor Engineering	3,615,343	4,434,830
Hon Hai Precision Industry	2,998,500	10,413,514
Taiwan Semiconductor Manufacturing	825,000	5,909,030

		20,757,374

	Number of shares	Value (US $)

Common StockΔ (continued)

Thailand – 1.19%
Bangkok Bank NVDR	119,400	$668,541
Krung Thai Bank NVDR	2,748,100	1,551,149
PTT Exploration & Production NVDR	911,700	2,450,476
PTT Global Chemical	401,200	927,314
PTT NVDR	97,400	1,192,677
Thai Oil NVDR	276,600	767,181

		7,557,338

Turkey – 0.52%
Akbank Turk	1,238,964	3,269,698

		3,269,698

United Kingdom – 8.71%
AstraZeneca ADR	132,089	4,475,175
Barclays	2,079,777	5,392,827
British American Tobacco	40,185	2,515,732
Debenhams	1,293,595	858,042
Diageo	202,827	6,670,071
Ferroglobe	49,946	657,289
GlaxoSmithKline	124,069	2,480,217
HSBC Holdings	593,404	5,866,295
Imperial Brands	47,294	2,018,546
Indivior †	377,052	1,717,437
Investec	112,822	824,771
ITV	1,634,051	3,828,425
Legal & General Group	380,148	1,324,998
RELX	209,169	4,449,754
Rio Tinto ADR *	93,101	4,393,436
Shire	126,737	6,455,198
Smith & Nephew	66,299	1,198,369

		55,126,582

United States – 1.64%
Carnival *	114,999	7,425,485
Carnival (London Stock Exchange)	10,323	656,464
International Game Technology	67,377	1,654,105
Project Star =p†	142	453,406
Project Star Series G =p†	47	183,449

		10,372,909

Total Common Stock (cost $525,801,032)		626,431,516

	Principal amount°	Value (US $)

Short-Term Investments – 0.64%

Discount Notes – 0.21%≠
Federal Farm Credit 0.784% 10/5/17	356,198	$356,168
Federal Home Loan Bank 0.35% 10/2/17	71,390	71,389
0.947% 10/19/17	216,056	215,956
0.982% 11/13/17	712,396	711,574

		1,355,087

Repurchase Agreements – 0.43%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $475,974 (collateralized by US government obligations 3.375% 11/15/19; market value $485,454)	475,934	475,934
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,189,927 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $1,213,633)	1,189,836	1,189,836
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,040,931 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $1,061,662)	1,040,845	1,040,845

		2,706,615

Total Short-Term Investments
(cost $4,061,652)		4,061,702

Total Value of Securities Before Securities Lending Collateral – 99.57%
(cost $529,862,684)		630,493,218

	Principal amount°	Value (US $)

Securities Lending Collateral** – 2.29%

Certificates of Deposit – 0.67%
Australia & New Zealand Banking Group (London) 1.18% 10/2/17 ≠	76,000	$76,000
Bank of Nova Scotia (Houston) 1.438% (LIBOR01M + 0.20%) 7/6/18 ●	223,000	223,019
1.496% (LIBOR03M + 0.18%) 3/2/18 ●	305,000	305,189
Canadian Imperial Bank of Commerce (Cayman) 1.05% 10/2/17 ≠	653,000	653,000
CommonWealth Bank of Australia (London) 1.12% 10/2/17 ≠	125,000	125,000
National Australia Bank (Cayman) 1.05% 10/2/17 ≠	352,000	352,000
National Bank of Canada (Montreal) 1.06% 10/2/17 ≠	653,000	653,000
Northern Trust Company (Cayman) 1.02% 10/2/17 ≠	653,000	653,000
Royal Bank of Canada (New York) 1.559% (LIBOR03M + 0.32%) 3/16/18 ●	264,000	264,253
Royal Bank of Canada (Toronto) 1.07% 10/2/17 ≠	389,000	389,000
Wells Fargo Bank 1.455% (LIBOR01M + 0.22%) 10/5/18 ●	273,000	273,017
1.672% (LIBOR03M + 0.36%) 11/7/17 ●	272,000	272,136

		4,238,614

Commercial Papers – 0.33%
Apple 1.20% 12/6/17 ≠	261,000	260,435
Australia & New Zealand Banking Group 1.395% (LIBOR01M + 0.16%) 9/7/18 ≥●	267,000	267,001
1.402% (LIBOR01M + 0.17%) 9/5/18 ≥●	310,000	310,033
CommonWealth Bank Australia 1.61% (LIBOR03M + 0.30%) 11/3/17 ≥●	251,000	251,099
1.64% (LIBOR01M + 0.41%) 2/16/18 ≥●	276,000	276,347

(continues	)	63

Schedules of investments

Optimum International Fund

	Principal amount°	Value (US $)

Securities Lending Collateral** (continued)

Commercial Papers (continued)
National Australia Bank
1.63% (LIBOR01M +
0.39%) 2/23/18 ≥●	301,000	$301,350
Novartis Finance Corp
1.16% 11/13/17 ≠	269,000	268,623
1.16% 11/17/17 ≠	153,000	152,766

		2,087,654

Repurchase Agreements – 1.29%
Bank of Nova Scotia 1.05%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $3,381,093 (collateralized by US government obligations 0.00%-8.75% 11/9/17 – 2/15/22; market value $3,448,721)	3,380,797	3,380,797
JP Morgan Securities 1.05%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $3,381,093 (collateralized by US government obligations 0.125% 4/15/21; market value $3,448,717)	3,380,797	3,380,797
Merrill Lynch, Pierce, Fenner & Smith 1.03%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,434,479 (collateralized by US government obligations 3.375% 11/15/19; market value $1,463,048)	1,434,356	1,434,356

		8,195,950

Total Securities Lending Collateral
(cost $14,520,749)		14,522,218

Total Value of Securities – 101.86%
(cost $544,383,433)		$645,015,436∎

*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
≥

Commercial paper exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At Sept. 30, 2017, the aggregate value of these securities was $1,405,830, which represented 0.22% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

∎	Includes $20,814,375 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type/country and sector allocations.”
p

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2017, the aggregate value of restricted securities was $636,855, which represented 0.10% of the Fund’s net assets. See the table below for additional details on restricted securities.

†	Non-income producing security.
●

Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30,2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Project Star	5/7/14	$999,482	$453,406
Project Star Series G	10/29/14	396,443	183,449

Total		$1,395,925	$636,855

Summary of abbreviations:

ADR – American Depositary Receipt

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

Summary of abbreviations: (continued)

NVDR – Non-Voting Depositary Receipt

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues	)	65

Schedules of investments

Optimum Large Cap Growth Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.21%²

Consumer Discretionary – 16.83%
Altice USA Class A †	70,061	$1,913,366
Amazon.com †	100,916	97,015,597
AutoZone †	6,352	3,780,139
CBS Class B	195,173	11,320,034
Charter Communications Class A †	8,891	3,231,167
Comcast Class A	246,094	9,469,697
Delphi Automotive (United Kingdom)	75,320	7,411,488
Dollar General	32,700	2,650,335
Expedia	32,752	4,714,323
Ferrari (Italy)	71,758	7,927,824
Flipkart Limited =p†	1,530	128,073
Flipkart Limited Series A =p†	522	43,695
Flipkart Limited Series C =p†	921	77,095
Flipkart Limited Series E =p†	1,712	143,308
Flipkart Limited Series G =p†	7,188	817,793
Flipkart Limited Series H =p†	6,977	942,788
Home Depot	94,359	15,433,358
Marriott International Class A	40,252	4,438,186
McDonald’s Corp	71,804	11,250,251
MGM Resorts International	84,848	2,765,196
Netflix †	69,668	12,634,292
Newell Brands	137,621	5,872,288
NIKE Class B	18,629	965,914
Norwegian Cruise Line Holdings †	118,612	6,410,979
Priceline Group †	16,173	29,609,852
PVH	40,019	5,044,795
Restaurant Brands International (Canada)	78,034	4,984,812
Tesla †	25,434	8,675,537
Time Warner	39,329	4,029,256
Yum! Brands	107,600	7,920,436

		271,621,874

Consumer Staples – 2.69%
British American Tobacco (United Kingdom)	97,386	6,096,730
Danone (France)	3,942	309,620
Estee Lauder	43,551	4,696,540
Kraft Heinz	54,400	4,218,720
Molson Coors Brewing Class B	29,698	2,424,545
PepsiCo	32,498	3,621,252
Philip Morris International	167,710	18,617,487
Wal-Mart Stores	42,994	3,359,551

		43,344,445

	Number of shares	Value (US $)

Common Stock² (continued)

Energy – 0.78%
Anadarko Petroleum	34,461	$1,683,420
Halliburton	90,082	4,146,474
Pioneer Natural Resources	45,411	6,699,939

		12,529,833

Financials – 5.32%
Bank of America	379,960	9,628,186
Chubb (Switzerland)	23,570	3,359,904
First Republic Bank	52,106	5,442,993
Intercontinental Exchange	296,305	20,356,153
JPMorgan Chase & Co.	110,230	10,528,067
Morgan Stanley	390,837	18,826,618
S&P Global	25,173	3,934,792
State Street	50,700	4,843,878
TD Ameritrade Holding	180,623	8,814,402
WeWork Companies =p†	2,473	121,720

		85,856,713

Healthcare – 15.35%
ACADIA Pharmaceuticals †	57,685	2,172,994
Aetna	103,054	16,386,617
Alexion Pharmaceuticals †	77,294	10,843,575
Allergan	14,997	3,073,635
Anthem	35,300	6,702,764
Becton Dickinson and Co.	58,703	11,502,853
Biogen †	32,457	10,162,936
BioMarin Pharmaceutical †	38,613	3,593,712
Boston Scientific †	226,264	6,600,121
Bristol-Myers Squibb	38,534	2,456,157
Celgene †	146,610	21,378,670
Centene †	33,234	3,216,054
Cigna	45,185	8,446,884
Clovis Oncology †	23,353	1,924,287
Danaher	126,000	10,808,280
DexCom †	32,469	1,588,546
Envision Healthcare †	9,517	427,789
HCA Holdings †	78,300	6,231,897
Humana	35,936	8,755,088
Illumina †	23,070	4,595,544
Incyte †	27,014	3,153,614
Intuitive Surgical †	12,300	12,864,324
Medtronic	67,302	5,234,077
Merck & Co.	98,200	6,287,746
Stryker	85,400	12,128,508
TESARO †	1,033	133,360
Thermo Fisher Scientific	22,419	4,241,675
UnitedHealth Group	186,145	36,456,498
Vertex Pharmaceuticals †	146,615	22,291,345

	Number of shares	Value (US $)

Common Stock² (continued)

Healthcare (continued)
Zoetis	61,700	$3,933,992

		247,593,542

Industrials – 8.66%
Acuity Brands	45,355	7,768,404
American Airlines Group	261,400	12,413,886
Boeing	80,618	20,493,902
Equifax	59,805	6,338,732
Fortive	76,800	5,436,672
Fortune Brands Home & Security	74,041	4,977,776
General Dynamics	23,045	4,737,591
HD Supply Holdings †	95,555	3,446,669
Honeywell International	212,272	30,087,433
Illinois Tool Works	50,600	7,486,776
Johnson Controls International	86,557	3,487,382
Roper Technologies	33,185	8,077,229
Stanley Black & Decker	60,368	9,113,757
TransUnion †	111,617	5,275,019
Union Pacific	37,158	4,309,213
United Continental Holdings †	57,921	3,526,230
Wabtec	36,174	2,740,181

		139,716,852

Information Technology – 42.41%
Adobe Systems †	59,977	8,947,369
Alibaba Group Holding ADR †	276,224	47,706,647
Alphabet Class A †	21,100	20,545,492
Alphabet Class C †	62,165	59,623,073
Apple	645,477	99,480,915
Applied Materials	158,688	8,266,058
ASML Holding (Netherlands)	12,800	2,191,360
Autodesk †	64,518	7,242,791
Broadcom	93,049	22,568,104
Cognizant Technology Solutions Class A	116,848	8,476,154
Dropbox Class A =p†	61,727	580,234
Electronic Arts †	134,288	15,854,041
Facebook Class A †	431,528	73,735,189
Fidelity National Information Services	84,800	7,919,472
Fiserv †	49,894	6,434,330
Intuit	71,899	10,219,724
Mastercard Class A	107,000	15,108,400
Microchip Technology	135,632	12,177,041
Micron Technology †	136,011	5,349,313
Microsoft	1,076,217	80,167,404

	Number of shares	Value (US $)

Common Stock² (continued)

Information Technology (continued)
NVIDIA	28,940	$5,173,604
Oracle	88,541	4,280,957
PayPal Holdings †	354,100	22,673,023
Red Hat †	26,392	2,925,817
salesforce.com †	269,542	25,180,614
ServiceNow †	95,447	11,217,886
Symantec	311,100	10,207,191
Tencent Holdings (China) (Hong Kong Exchange)	205,500	8,984,602
Vantiv Class A †	76,300	5,376,861
Visa Class A	505,946	53,245,757
Western Digital	101,787	8,794,397
Workday Class A †	39,850	4,199,792
Xilinx	133,996	9,490,937

		684,344,549

Materials – 1.34%
Air Products & Chemicals	57,877	8,752,160
DowDuPont	52,494	3,634,160
Sherwin-Williams	14,830	5,309,733
Vulcan Materials	33,403	3,994,999

		21,691,052

Real Estate – 2.73%
American Tower	63,600	8,692,848
Crown Castle International	217,306	21,726,254
Equinix	30,477	13,601,885

		44,020,987

Telecommunication Services – 0.57%
T-Mobile US †	149,452	9,215,210

		9,215,210

Utilities – 0.53%
American Water Works	24,042	1,945,238
NextEra Energy	45,000	6,594,750

		8,539,988

Total Common Stock (cost $1,190,213,474)		1,568,475,045

Convertible Preferred Stock – 0.57%

Airbnb Private Placement
Series D =p†	23,130	2,595,186
Series E =p†	13,611	1,527,154
Magic Leap =p†	43,435	950,416
Uber Technologies
Series G =p†	34,197	1,461,238
WeWork Companies
Series E =p†	22,244	1,094,839

(continues	)	67

Schedules of investments

Optimum Large Cap Growth Fund

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)

Xiaoju Kuaizhi (China) =p†	32,416	$1,568,464

Total Convertible Preferred Stock (cost $6,497,745)		9,197,297

US Master Limited Partnership – 0.53%

Blackstone Group	253,396	8,455,825
Total US Master Limited Partnership (cost $7,203,106)		8,455,825

	Principal Amount°

Convertible Bonds – 0.37%

Caesars Entertainment Operating 10.00% maturity date 12/15/18 ‡	5,375,000	5,549,687
10.75% maturity date 12/31/17 ‡	265,000	410,750

Total Convertible Bonds (cost $5,497,430)		5,960,437

Short-Term Investments – 1.32%

Discount Note – 0.03%p Federal Home Loan Bank 0.35% 10/2/17	547,376	547,365

		547,365

Repurchase Agreements – 1.29%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $3,649,477 (collateralized by US government obligations 3.375% 11/15/19; market value $3,722,160)	3,649,172	3,649,172
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $9,123,630 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $9,305,390)	9,122,931	9,122,931

	Principal Amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $7,981,223 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $8,140,169)	7,980,558	$7,980,558

		20,752,661

Total Short-Term Investments (cost $21,300,026)		21,300,026

Total Value of Securities – 100.00% (cost $1,230,711,781)		$1,613,388,630

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
p	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2017, the aggregate value of restricted securities was $12,052,003, which represented 0.75% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and table on the next page for additional details on restricted securities.
†	Non-income producing security.

Restricted securities

Investment	Date of Acquisition	Cost	Value
Airbnb Private Placement Series D	4/16/14	$941,692	$2,595,186
Airbnb Private Placement Series E	7/14/15	1,267,108	1,527,154
Dropbox Class A	11/7/14	1,179,060	580,234
Flipkart Limited	3/19/15	174,419	43,695
Flipkart Limited Series A	3/19/15	59,508	77,095
Flipkart Limited Series C	3/19/15	104,994	143,308
Flipkart Limited Series E	3/19/15	195,167	817,793
Flipkart Limited Series G	12/17/14	860,835	942,788
Flipkart Limited Series H	4/17/15	992,408	128,073
Magic Leap	1/20/16	1,000,438	950,416
Uber Technologies Series G	12/3/15	1,667,863	1,461,238
WeWork Companies	6/23/15	81,336	121,720
WeWork Companies Series E	6/23/15	731,596	1,094,839
Xiaoju Kuaizhi (China)	10/19/15	889,048	1,568,464

Total		$10,145,472	$12,052,003

The following foreign currency exchange contract was outstanding at Sept. 30, 2017:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For	Settlement Date	Unrealized Appreciation
BCLY	EUR	(273,101)	USD 321,822	10/2/17	$(1,009)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BCLY – Barclays Bank

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues	)	69

Schedules of investments

Optimum Large Cap Value Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.02%²

Consumer Discretionary – 6.22%
Advance Auto Parts	12,326	$1,222,739
BorgWarner	172,661	8,845,423
CBS Class B	120,477	6,987,666
Comcast Class A Special	510,465	19,642,693
Delphi Automotive (United Kingdom)	82,476	8,115,638
Hanesbrands	127,158	3,133,173
Harley-Davidson	23,056	1,111,530
Home Depot	44,605	7,295,594
Interpublic Group of Cos	206,652	4,296,295
Newell Brands	34,904	1,489,354
Omnicom Group	117,887	8,731,890
PVH	47,591	5,999,321
Time Warner	20,594	2,109,855
Walt Disney	89,991	8,870,413

		87,851,584

Consumer Staples – 8.67%
Altria Group	45,928	2,912,754
Archer-Daniels-Midland	57,892	2,460,989
Coty Class A	178,081	2,943,679
CVS Health	134,399	10,929,327
Danone (France)	42,199	3,314,471
Diageo (United Kingdom)	239,616	7,879,896
General Mills	145,393	7,525,542
Hershey	74,702	8,155,217
JM Smucker	23,278	2,442,561
Nestle (Switzerland)	137,780	11,565,426
PepsiCo	127,042	14,156,290
Philip Morris International	214,527	23,814,642
Procter & Gamble	144,378	13,135,510
Reckitt Benckiser Group (United Kingdom)	30,849	2,818,614
Tyson Foods Class A	116,834	8,230,955

		122,285,873

Energy – 7.35%
Chevron	197,231	23,174,644
ConocoPhillips	175,257	8,771,613
Energen †	108,500	5,932,780
EOG Resources	188,810	18,265,479
Exxon Mobil	225,863	18,516,249
Halliburton	134,314	6,182,473
Marathon Petroleum	93,367	5,236,021
Occidental Petroleum	76,697	4,924,714
Schlumberger	183,059	12,770,196

		103,774,169

Financials – 27.36%
Allstate	120,279	11,054,843

	Number of shares	Value (US $)

Common Stock² (continued)

Financials (continued)
American Express	173,148	$15,662,968
Ameriprise Financial	63,546	9,437,216
Aon (United Kingdom)	92,405	13,500,371
Bank of America	937,992	23,768,717
Bank of New York Mellon	154,413	8,186,977
Berkshire Hathaway Class B †	26,110	4,786,485
BlackRock	15,814	7,070,281
Chubb (Switzerland)	196,474	28,007,369
Citigroup	231,894	16,867,970
Discover Financial Services	146,127	9,422,269
E*TRADE Financial †	150,801	6,576,432
Franklin Resources	63,081	2,807,735
Goldman Sachs Group	72,698	17,243,239
Huntington Bancshares	695,636	9,711,079
JPMorgan Chase & Co.	639,388	61,067,948
MetLife	178,895	9,293,595
Moody’s	35,508	4,943,069
Morgan Stanley	153,339	7,386,340
Nasdaq	90,428	7,014,500
PNC Financial Services Group	75,770	10,211,523
Prudential Financial	39,786	4,230,048
S&P Global	6,728	1,051,654
State Street	200,414	19,147,554
SunTrust Banks	225,982	13,506,944
T Rowe Price Group	33,126	3,002,872
Travelers	106,302	13,024,121
US Bancorp	291,078	15,598,870
Wells Fargo & Co.	589,759	32,525,209

		386,108,198

Healthcare – 15.37%
Abbott Laboratories	210,051	11,208,321
Allergan	40,668	8,334,907
Amgen	34,268	6,389,269
Biogen †	18,982	5,943,644
Celgene †	68,791	10,031,104
Cigna	23,973	4,481,513
Danaher	172,518	14,798,594
Eli Lilly & Co.	54,962	4,701,449
Express Scripts Holding †	50,195	3,178,347
Gilead Sciences	119,717	9,699,471
Hill-Rom Holdings	52,865	3,912,010
Johnson & Johnson	294,523	38,290,935
McKesson	29,749	4,569,744
Medtronic (Ireland)	312,910	24,335,011
Merck & Co.	100,983	6,465,941
Novartis (Switzerland)	19,774	1,696,114
Pfizer	804,430	28,718,151

	Number of shares	Value (US $)

Common Stock² (continued)

Healthcare (continued)
Roche Holding (Switzerland)	5,623	$1,437,352
Thermo Fisher Scientific	95,464	18,061,789
UnitedHealth Group	54,220	10,618,987

		216,872,653

Industrials – 13.66%
3M	67,436	14,154,816
Canadian National Railway (Canada)	49,745	4,121,373
Cummins	41,835	7,029,535
Delta Air Lines	214,014	10,319,755
Eaton	89,792	6,895,128
Equifax	29,355	3,111,336
HD Supply Holdings †	35,344	1,274,858
Honeywell International	142,603	20,212,549
Illinois Tool Works	41,513	6,142,263
Ingersoll-Rand	46,308	4,129,284
Johnson Controls International	347,929	14,018,059
Lockheed Martin	16,822	5,219,698
Northrop Grumman	76,795	22,095,457
Parker-Hannifin	75,551	13,222,936
Quanta Services †	204,011	7,623,891
Raytheon	33,453	6,241,661
Stanley Black & Decker	97,388	14,702,666
Union Pacific	45,543	5,281,622
United Parcel Service Class B	65,793	7,901,081
United Technologies	66,601	7,731,044
Waste Management	145,223	11,366,604

		192,795,616

Information Technology – 7.96%
Accenture Class A (Ireland)	145,253	19,619,323
Amdocs	26,719	1,718,566
Booz Allen Hamilton Holding	87,657	3,277,495
Broadcom	24,823	6,020,570
Cisco Systems	241,895	8,134,929
Cognizant Technology Solutions Class A	42,475	3,081,137
DXC Technology	25,042	2,150,607
Fidelity National Information Services	78,423	7,323,924
Fiserv †	26,792	3,455,096
Hewlett Packard Enterprise	325,241	4,784,295
International Business Machines	26,482	3,842,009
Microsoft	110,446	8,227,123
ON Semiconductor †	389,036	7,185,495

	Number of shares	Value (US $)

Common Stock² (continued)

Information Technology (continued)
Oracle	332,517	$16,077,197
QUALCOMM	162,614	8,429,910
Texas Instruments	100,706	9,027,286

		112,354,962

Materials – 3.78%
Crown Holdings †	56,951	3,401,114
DowDuPont	232,391	16,088,429
Monsanto	22,833	2,735,850
Nucor	76,250	4,273,050
PPG Industries	122,191	13,277,274
Sherwin-Williams	15,595	5,583,634
WestRock	140,143	7,950,312

		53,309,663

Real Estate – 1.71%
Equity LifeStyle Properties	78,385	6,668,996
Highwoods Properties	98,433	5,127,375
Prologis	151,613	9,621,361
Public Storage	12,906	2,761,755

		24,179,487

Telecommunication Services – 1.82%
AT&T	512,010	20,055,432
Verizon Communications	113,209	5,602,713

		25,658,145

Utilities – 4.12%
American Electric Power	118,539	8,326,179
DTE Energy	63,576	6,825,519
Duke Energy	113,195	9,499,324
Edison International	133,480	10,300,652
Public Service Enterprise
Group	194,602	9,000,343
Xcel Energy	299,173	14,156,866

		58,108,883

Total Common Stock (cost $1,129,191,648)		1,383,299,233

(continues	)	71

Schedules of investments

Optimum Large Cap Value Fund

	Principal amount°	Value (US $)

Short-Term Investments – 1.81%

Discount Notes – 0.87%≠
Federal Farm Credit
0.784% 10/5/17	1,689,186	$1,689,048
Federal Home Loan Bank
0.35% 10/2/17	351,477	351,470
0.947% 10/19/17	6,810,508	6,807,355
0.982% 11/13/17	3,378,372	3,374,470

		12,222,343

Repurchase Agreements – 0.94%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $2,343,375 (collateralized by US government obligations 3.375% 11/15/19; market value $2,390,046)	2,343,180	2,343,180
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $5,858,398 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $5,975,109)	5,857,949	5,857,949
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $5,124,844 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $5,226,905)	5,124,417	5,124,417

		13,325,546

Total Short-Term Investments (cost $25,547,438)		25,547,889

Total Value of Securities – 99.83% (cost $1,154,739,086)		$1,408,847,122

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

The following foreign currency exchange contract was outstanding at Sept. 30, 2017:1

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMC	GBP	2,103,101	USD	(2,816,393)	10/3/17	$2,146

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

GBP – British Pound Sterling

JPMC – JPMorgan Chase Bank

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 96.07%²

Consumer Discretionary – 16.58%
At Home Group †	54,145	$1,236,672
Burlington Stores †	24,062	2,296,958
Chegg †	149,300	2,215,612
Chico’s FAS	84,531	756,552
Coach	87,794	3,536,342
Darden Restaurants	32,644	2,571,694
Dave & Buster’s Entertainment †	22,458	1,178,596
Del Taco Restaurants †	104,049	1,596,112
Despegar.com (Argentina) †	20,819	666,208
Dick’s Sporting Goods	39,437	1,065,193
DR Horton	82,800	3,306,204
Eldorado Resorts †	85,376	2,189,894
Expedia	16,500	2,375,010
Extended Stay America	232,091	4,641,820
Floor & Decor Holdings Class A †	13,581	528,708
Fox Factory Holding †	35,542	1,531,860
G-III Apparel Group †	126,062	3,658,319
Guess	75,600	1,287,468
Houghton Mifflin Harcourt †	95,297	1,148,329
IMAX (Canada) †	52,888	1,197,913
International Game Technology	110,809	2,720,361
Lions Gate Entertainment
Class A †	27,421	917,232
Lions Gate Entertainment
Class B †	34,638	1,101,142
Lumber Liquidators Holdings †	32,300	1,259,054
Media General CVR =†	49,291	0
Mohawk Industries †	12,737	3,152,535
Monro	27,449	1,538,516
Nexstar Media Group	25,292	1,575,692
Norwegian Cruise Line Holdings †	125,740	6,796,247
Party City Holdco †	115,739	1,568,263
Polaris Industries	11,055	1,156,685
Royal Caribbean Cruises	19,425	2,302,639
Skechers U.S.A. Class A †	85,300	2,140,177
Vail Resorts	20,071	4,578,596
Wayfair Class A †	21,467	1,446,876
Wynn Resorts	27,795	4,139,231
Yum China Holdings †	57,100	2,282,287
Zoe’s Kitchen †	66,345	837,937

		78,498,934

	Number of shares	Value (US $)

Common Stock² (continued)

Consumer Staples – 1.63%
Central Garden & Pet Class A †	69,561	$2,586,974
Inter Parfums	60,045	2,476,856
Performance Food Group †	93,279	2,635,132

		7,698,962

Energy – 0.56%
Diamondback Energy †	12,484	1,222,933
GasLog (Monaco)	80,522	1,405,109

		2,628,042

Financials – 7.16%
Argo Group International Holdings (Bermuda)	43,490	2,674,635
Comerica	62,329	4,753,210
E*TRADE Financial †	54,668	2,384,071
EastWest Bancorp	60,100	3,592,778
Essent Group †	73,518	2,977,479
Evercore Class A	36,463	2,926,156
ServisFirst Bancshares	40,503	1,573,542
Signature Bank †	6,300	806,652
Stifel Financial	44,820	2,396,077
SVB Financial Group †	15,123	2,829,362
Virtu Financial Class A	94,776	1,535,371
Virtus Investment Partners	14,565	1,690,268
Zions Bancorporation	79,960	3,772,513

		33,912,114

Healthcare – 16.81%
Aerie Pharmaceuticals †	30,760	1,494,936
Alnylam Pharmaceuticals †	13,012	1,528,780
AMN Healthcare Services †	41,885	1,914,145
AngioDynamics †	43,864	749,636
athenahealth †	11,413	1,419,321
AtriCure †	82,245	1,839,821
Bioverativ †	24,946	1,423,668
Bluebird Bio †	18,664	2,563,500
Cerus †	230,695	629,797
Clovis Oncology †	37,906	3,123,454
DexCom †	31,910	1,561,197
Emergent BioSolutions †	36,573	1,479,378
Esperion Therapeutics †	23,329	1,169,249
Evolent Health Class A †	121,642	2,165,228
Flexion Therapeutics †	46,976	1,135,880
Foundation Medicine †	26,603	1,069,441
Galapagos ADR †	8,637	878,815
Glaukos †	37,780	1,246,740
HealthEquity †	62,423	3,157,355
ICON (Ireland) †	24,467	2,786,302
IDEXX Laboratories †	33,500	5,208,915

(continues	)	73

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Healthcare (continued)
Inogen †	19,189	$1,824,874
Insulet †	21,628	1,191,270
Intrexon †	35,995	684,265
K2M Group Holdings †	177,631	3,767,553
Medidata Solutions †	20,892	1,630,829
Mettler-Toledo International †	8,749	5,478,274
Nevro †	23,978	2,179,121
Novocure (United Kingdom) †	50,460	1,001,631
OraSure Technologies †	77,800	1,750,500
Pacira Pharmaceuticals †	32,228	1,210,161
Tactile Systems Technology †	44,239	1,369,197
Teladoc †	156,216	5,178,560
TESARO †	9,435	1,218,058
Vocera Communications †	183,586	5,759,093
WellCare Health Plans †	27,505	4,723,709
Wright Medical Group (Netherlands) †	79,300	2,051,491

		79,564,144

Industrials – 15.76%
AMETEK	86,000	5,679,440
AO Smith	45,265	2,690,099
Apogee Enterprises	40,636	1,961,093
Brink’s	21,700	1,828,225
Copart †	105,055	3,610,740
EnPro Industries	35,246	2,838,360
Gardner Denver Holdings †	77,370	2,129,222
Genesee & Wyoming †	32,684	2,418,943
Granite Construction	48,440	2,807,098
Hub Group Class A †	31,746	1,363,491
JELD-WEN Holding †	36,005	1,278,898
John Bean Technologies	25,100	2,537,610
KAR Auction Services	42,754	2,041,076
Kennametal	38,400	1,549,056
Knight-Swift Transportation Holdings	46,360	1,926,259
Kratos Defense & Security Solutions †	122,174	1,598,036
Masonite International †	22,129	1,531,327
Mercury Systems †	29,800	1,546,024
NCI Building Systems †	108,102	1,686,391
Nordson	24,000	2,844,000
On Assignment †	94,023	5,047,155
Owens Corning	30,600	2,366,910
PGT Innovations †	100,989	1,509,786
REV Group	57,075	1,641,477
RPX †	77,157	1,024,645
Schneider National Class B	89,845	2,273,079
SPX †	68,061	1,996,910

	Number of shares	Value (US $)
Common Stock² (continued)

Industrials (continued)
Terex	66,503	$2,993,965
TransUnion †	50,300	2,377,178
Wabash National	73,012	1,666,134
WABCO Holdings †	39,497	5,845,556

		74,608,183

Information Technology – 31.79%
2U †	133,065	7,456,963
Acxiom †	97,684	2,406,934
Advanced Micro Devices †	134,617	1,716,367
Atlassian (Australia) †	51,258	1,801,719
Axcelis Technologies †	66,910	1,829,989
Benefitfocus †	51,616	1,736,878
Cadence Design Systems †	80,225	3,166,481
Ciena †	103,134	2,265,854
Cloudera †	95,580	1,588,540
Cognex	30,648	3,379,861
Coherent †	6,870	1,615,618
Cornerstone OnDemand †	47,049	1,910,660
CoStar Group †	10,652	2,857,399
CyberArk Software (Israel) †	31,947	1,309,827
Cypress Semiconductor	200,650	3,013,763
Five9 †	109,570	2,618,723
FormFactor †	156,874	2,643,327
Global Payments	12,900	1,225,887
GrubHub †	45,991	2,421,886
Hortonworks †	89,473	1,516,567
IAC/InterActiveCorp †	22,900	2,692,582
IPG Photonics †	17,550	3,247,803
LogMeIn	4,407	484,990
Lumentum Holdings †	29,470	1,601,695
MACOM Technology Solutions Holdings †	22,391	998,862
Micron Technology †	70,945	2,790,267
Microsemi †	57,974	2,984,501
Mimecast †	180,872	5,140,382
MKS Instruments	53,018	5,007,550
Nanometrics †	48,926	1,409,069
New Relic †	42,696	2,126,261
Nuance Communications †	107,999	1,697,744
Okta †	25,072	707,281
OSI Systems †	22,315	2,038,922
Pandora Media †	98,047	754,962
PTC †	55,653	3,132,151
RealPage †	76,220	3,041,178
RingCentral Class A †	73,840	3,082,820
ServiceNow †	43,260	5,084,348
Shopify Class A (Canada) †	39,909	4,648,999

	Number of shares	Value (US $)

Common Stock² (continued)

Information Technology (continued)
Silicon Motion Technology ADR	33,481	$1,608,092
Square Class A †	200,653	5,780,813
SS&C Technologies Holdings	115,972	4,656,276
Stratasys †	51,955	1,201,200
Take-Two Interactive Software †	59,900	6,123,577
Talend ADR †	35,370	1,448,048
Tech Data †	21,765	1,933,820
Teradyne	183,121	6,828,582
Trimble †	98,555	3,868,284
Ultimate Software Group †	8,109	1,537,466
Universal Display	76,845	9,901,478
Zebra Technologies †	22,734	2,468,458
Zendesk †	68,010	1,979,771

		150,491,475

Materials – 5.24%
Boise Cascade †	88,262	3,080,344
Carpenter Technology	42,458	2,039,258
Celanese Class A	20,200	2,106,254
Chemours	68,200	3,451,602
FMC	75,200	6,716,112
Platform Specialty Products †	253,449	2,825,956
Steel Dynamics	57,491	1,981,715
US Concrete †	34,210	2,610,223

		24,811,464

Real Estate – 0.54%
QTS Realty Trust Class A	49,210	2,576,636

		2,576,636

Total Common Stock (cost $355,410,063)		454,789,954

Convertible Preferred Stock – 1.03%

Clouderap†	30,243	495,378
DocuSign
Series B =p†	1,166	20,825
Series B-1 =p†	349	6,233
Series C =p†	4,474	79,906
Series D =p†	838	14,967
Series E =p†	21,664	386,919
Draftkings
Series D =p†	83,551	154,649
Series D-1 =p†	100,509	138,427
Honest=p†	15,249	649,760
MarkLogic=p†	83,588	1,112,556

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)

Nutanixp†	40,185	$899,742
Veracode Series 8=p†	30,584	140,075
Zuora=p†	209,844	795,309

Total Convertible Preferred Stock (cost $4,539,068)		4,894,746

	Principal amount°

Short-Term Investments – 2.75%

Discount Notes – 1.67%≠
Federal Farm Credit 0.784% 10/5/17	989,335	989,253
Federal Home Loan Bank
0.35% 10/2/17	134,917	134,914
0.947% 10/19/17	4,805,860	4,803,635
0.982% 11/13/17	1,978,670	1,976,385

		7,904,187

Repurchase Agreements – 1.08%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $899,519 (collateralized by US government obligations 3.375% 11/15/19; market value $917,434)	899,444	899,444
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $2,248,782 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $2,293,582)	2,248,610	2,248,610
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,967,203 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $2,006,379)	1,967,039	1,967,039

		5,115,093

Total Short-Term Investments (cost $13,018,986)		13,019,280

(continues	)	75

Schedules of investments

Optimum Small-Mid Cap Growth Fund

Total Value of Securities – 99.85% (cost $372,968,117)	$472,703,980

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
p	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2017, the aggregate value of restricted securities was $4,894,746, which represented 1.03% of the Fund’s net assets. See table below for additional details on restricted securities.
†	Non-income producing security.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Cloudera	2/5/14	$440,338	$495,378
DocuSign Series B	2/28/14	15,312	20,825
DocuSign Series B-1	2/28/14	4,583	6,233
DocuSign Series C	4/30/15	85,423	79,906
DocuSign Series D	2/28/14	11,005	14,967
DocuSign Series E	2/28/14	284,500	386,919
DraftKings Series D	7/16/15	160,995	81,605
DraftKings Series D	7/17/15	11,634	5,897
DraftKings Series D	8/11/15	132,472	67,147
DraftKings Series D-1	8/11/15	346,062	123,248
DraftKings Series D-1	8/18/15	42,620	15,179
Honest	8/3/15	697,718	649,760
MarkLogic	4/27/15	970,808	1,112,556
Nutanix	8/25/14	538,338	899,742
Veracode Series 8	6/14/17	—	140,075
Zuora	1/15/15	797,260	795,309

Total		$4,539,068	$4,894,746

Summary of Abbreviations:

ADR – American Depositary Receipt

CVR – Contingent Voting Rights

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund

September 30, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.63%

Consumer Discretionary – 9.97%
AMC Networks Class A †	14,900	$871,203
American Eagle Outfitters	62,200	889,460
Bed Bath & Beyond	23,600	553,892
Bloomin’ Brands	72,500	1,276,000
BorgWarner	30,000	1,536,900
Brinker International	33,200	1,057,752
Cable One	5,502	3,973,104
Carriage Services	30,300	775,680
Children’s Place	7,100	838,865
Columbia Sportswear	31,900	1,964,402
Cooper-Standard Holdings †	17,300	2,006,281
Goodyear Tire & Rubber	70,000	2,327,500
Hanesbrands	113,575	2,798,488
Harley-Davidson	28,800	1,388,448
Haverty Furniture	43,900	1,147,985
Helen of Troy †	32,260	3,125,994
KB Home	50,600	1,220,472
Kohl’s	23,900	1,091,035
Lear	11,700	2,025,036
Marcus	30,500	844,850
Murphy USA †	16,500	1,138,500
Office Depot	145,200	659,208
Penske Automotive Group	19,700	937,129
PulteGroup	53,000	1,448,490
Scripps Networks Interactive Class A	12,800	1,099,392
Shoe Carnival	31,500	704,970
Sonic Automotive Class A	76,300	1,556,520
Tenneco	26,400	1,601,688
Unifi †	14,500	516,635
Wyndham Worldwide	24,229	2,553,979

		43,929,858

Consumer Staples – 4.43%
Bunge	27,700	1,924,042
Dean Foods	87,300	949,824
Edgewell Personal Care †	23,800	1,731,926
Energizer Holdings	69,624	3,206,185
Flowers Foods	103,800	1,952,478
Ingles Markets Class A	35,400	909,780
J&J Snack Foods	23,024	3,023,051
Pilgrim’s Pride †	59,400	1,687,554
Sanderson Farms	17,400	2,810,448
SUPERVALU †	17,800	387,150
Universal	16,100	922,530

		19,504,968

	Number of shares	Value (US $)

Common Stock (continued)

Energy – 4.67%
Andeavor	27,300	$2,815,995
Centennial Resource Development Class A †	121,903	2,190,597
Diamond Offshore Drilling †	42,600	617,700
Diamondback Energy †	43,542	4,265,374
McDermott International †	140,000	1,017,800
Murphy Oil	28,700	762,272
Parsley Energy Class A †	125,500	3,305,670
PBF Energy	25,600	706,816
Rowan †	54,795	704,116
RSP Permian †	120,300	4,161,177

		20,547,517

Financials – 23.71%
American Financial Group	30,900	3,196,605
Annaly Capital Management	139,300	1,698,067
Apollo Commercial Real Estate Finance	77,600	1,405,336
Ares Capital	56,000	917,840
Arthur J. Gallagher & Co.	73,000	4,493,150
Assurant	18,600	1,776,672
Assured Guaranty (Bermuda)	34,400	1,298,600
Banc of California	67,300	1,396,475
Banco Latinoamericano de Comercio Exterior (Panama)	32,105	945,171
Berkshire Hills Bancorp	44,099	1,708,836
Blackstone Mortgage Trust	41,500	1,287,330
Central Pacific Financial	34,200	1,100,556
Chemical Financial	95,626	4,997,415
CIT Group	61,800	3,031,290
CNA Financial	60,200	3,025,050
CNO Financial Group	127,400	2,973,516
Customers Bancorp †	37,700	1,229,774
Everest Re Group (Bermuda)	12,200	2,786,358
Fifth Street Finance	4,200	22,974
First Busey	45,200	1,417,472
Great Western Bancorp	105,450	4,352,976
Hancock Holding	19,200	930,240
Hanmi Financial	47,900	1,482,505
HCI Group	17,300	661,725
Heritage Insurance Holdings	32,300	426,683
Home BancShares	121,050	3,052,881
International Bancshares	26,600	1,066,660
Kemper	53,800	2,851,400
Lazard Class A	39,600	1,790,712
MGIC Investment †	107,200	1,343,216
New Mountain Finance	71,900	1,024,575

(continues	)	77

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (US $)

Common Stock (continued)

Financials (continued)
Old National Bancorp	86,500	$1,582,950
Piper Jaffray	9,900	587,565
Prospect Capital	160,841	1,080,852
Radian Group	69,500	1,298,955
Reinsurance Group of America	21,200	2,958,036
Renasant	70,450	3,022,305
South State	24,600	2,215,230
Starwood Property Trust	81,600	1,772,352
TCF Financial	163,600	2,787,744
TriCo Bancshares	45,200	1,841,900
Universal Insurance Holdings	41,300	949,900
Unum Group	75,700	3,870,541
Validus Holdings (Bermuda)	19,500	959,595
Washington Federal	43,100	1,450,315
Western Alliance Bancorp †	96,800	5,138,144
Wintrust Financial	66,200	5,184,122
XL Group	63,750	2,514,937
Zions Bancorporation	117,093	5,524,448

		104,431,951

Healthcare – 5.85%
Centene †	16,400	1,587,028
Cooper	11,735	2,782,486
Integer Holdings †	24,100	1,232,715
Lannett †	44,200	815,490
LifePoint Health †	24,900	1,441,710
Mallinckrodt †	21,200	792,244
PAREXEL International †	4,800	422,784
PerkinElmer	56,700	3,910,599
Premier Class A †	61,250	1,994,913
Quest Diagnostics	11,600	1,086,224
STERIS (United Kingdom)	34,410	3,041,844
Sucampo Pharmaceuticals Class A †	67,400	795,320
Teleflex	22,035	5,331,809
United Therapeutics †	4,600	539,074

		25,774,240

Industrials – 14.63%
ACCO Brands †	146,000	1,737,400
Aircastle	55,700	1,241,553
Alaska Air Group	14,800	1,128,796
Albany International	28,175	1,617,245
Briggs & Stratton	39,700	932,950
Chicago Bridge & Iron (Netherlands)	29,200	490,560
Comfort Systems USA	56,488	2,016,622

	Number of shares	Value (US $)

Common Stock (continued)

Industrials (continued)
Crane	8,400	$671,916
Curtiss-Wright	40,580	4,242,233
Deluxe	29,800	2,174,208
Ennis	45,800	899,970
GATX	20,400	1,255,824
Gibraltar Industries †	65,900	2,052,785
Hawaiian Holdings †	37,700	1,415,635
Herman Miller	46,400	1,665,760
Hubbell	29,165	3,383,723
Huntington Ingalls Industries	22,070	4,997,531
Interface	151,100	3,309,090
ITT	31,330	1,386,979
JetBlue Airways †	69,200	1,282,276
Middleby †	22,750	2,915,867
Moog Class A †	19,600	1,635,228
Oshkosh	24,800	2,046,992
Owens Corning	22,400	1,732,640
Pentair (United Kingdom)	42,855	2,912,426
Pitney Bowes	45,300	634,653
Ryder System	31,700	2,680,235
Spirit AeroSystems Holdings Class A	51,200	3,979,264
Timken	24,600	1,194,330
Trinity Industries	50,400	1,607,760
Wabash National	130,500	2,978,010
Woodward	28,656	2,223,992

		64,444,453

Information Technology – 10.94%
Amdocs	44,105	2,836,834
Arrow Electronics †	11,500	924,715
Avnet	105,775	4,156,957
Booz Allen Hamilton Holding	80,174	2,997,706
Broadridge Financial Solutions	14,476	1,169,950
Brocade Communications Systems	40,264	481,155
Cirrus Logic †	27,400	1,460,968
Coherent †	3,825	899,525
Convergys	31,400	812,946
CSG Systems International	18,200	729,820
Flex †	158,900	2,632,973
FLIR Systems	49,857	1,939,936
IXYS †	29,700	703,890
j2 Global	32,200	2,378,936
Jabil	43,700	1,247,635
Juniper Networks	47,000	1,308,010
Littelfuse	10,300	2,017,564

	Number of shares	Value (US $)

Common Stock (continued)

Information Technology (continued)
MKS Instruments	23,650	$2,233,743
NCR †	67,500	2,532,600
ON Semiconductor †	111,200	2,053,864
OSI Systems †	45,851	4,189,406
Plantronics	27,500	1,216,050
Sanmina †	59,300	2,202,995
Tech Data †	23,100	2,052,435
Teradyne	28,900	1,077,681
TTM Technologies †	60,000	922,200
Western Union	51,400	986,880

		48,167,374

Materials – 7.77%
Albemarle	32,907	4,485,553
Cabot	26,400	1,473,120
Celanese Class A	19,000	1,981,130
Clearwater Paper †	25,400	1,250,950
Domtar	45,500	1,974,245
Eagle Materials	46,900	5,004,230
Eastman Chemical	15,700	1,420,693
KapStone Paper & Packaging	92,900	1,996,421
Owens-Illinois †	45,000	1,132,200
Packaging Corp. of America	24,100	2,763,788
PolyOne	62,404	2,498,032
Reliance Steel & Aluminum	21,500	1,637,655
Schweitzer-Mauduit International	32,700	1,355,742
Sensient Technologies	26,125	2,009,535
Stepan	26,600	2,225,356
Summit Materials Class A †	31,200	999,336

		34,207,986

Real Estate – 11.16%
Alexandria Real Estate Equities	38,042	4,525,857
Brandywine Realty Trust	200,200	3,501,498
CBL & Associates Properties	63,700	534,443
City Office REIT (Canada)	41,300	568,701
DDR	101,300	927,908
Franklin Street Properties	70,484	748,540
Getty Realty	53,400	1,527,774
Government Properties Income Trust	37,700	707,629
Highwoods Properties	60,360	3,144,152
Hospitality Properties Trust	104,300	2,971,507
Hudson Pacific Properties	105,700	3,544,121
Independence Realty Trust	82,300	836,991
InfraREIT †	58,000	1,297,460

	Number of shares	Value (US $)

Common Stock (continued)

Real Estate (continued)
LaSalle Hotel Properties	27,000	$783,540
Lexington Realty Trust	201,200	2,056,264
Mack-Cali Realty	69,300	1,643,103
Medical Properties Trust	157,100	2,062,723
One Liberty Properties	51,900	1,264,284
Physicians Realty Trust	141,250	2,504,363
Piedmont Office Realty Trust	58,900	1,187,424
Preferred Apartment Communities	33,100	624,928
Select Income REIT	88,800	2,079,696
Senior Housing Properties Trust	123,300	2,410,515
STAG Industrial	158,375	4,350,561
Summit Hotel Properties	63,000	1,007,370
VEREIT	128,600	1,066,094
Xenia Hotels & Resorts	60,500	1,273,525

		49,150,971

Telecommunication Services – 0.99%
Iridium Communications †	96,600	994,980
magicJack VocalTec (Israel) †	123,200	880,880
Zayo Group Holdings †	72,825	2,506,637

		4,382,497

Utilities – 4.51%
AES	97,300	1,072,246
ALLETE	45,274	3,499,227
Alliant Energy	102,632	4,266,412
CenterPoint Energy	119,800	3,499,358
IDACORP	45,275	3,981,031
OGE Energy	98,000	3,530,940

		19,849,214

Total Common Stock (cost $348,506,075)		434,391,029

	Principal amount°

Short-Term Investments – 1.78%

Discount Notes – 0.62%≠
Federal Farm Credit 0.784% 10/5/17	320,907	320,880
Federal Home Loan Bank
0.35% 10/2/17	134,762	134,760
0.947% 10/19/17	1,659,154	1,658,386
0.982% 11/13/17	641,813	641,072

		2,755,098

(continues	)	79

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Repurchase Agreements – 1.16%
Bank of America Merrill Lynch 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $898,491 (collateralized by US government obligations 3.375% 11/15/19; market value $916,385)	898,416	$898,416
Bank of Montreal 0.92%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $2,246,212 (collateralized by US government obligations 0.125%–3.75% 7/31/19–11/15/43; market value $2,290,961)	2,246,040	2,246,040
BNP Paribas 1.00%, dated 9/29/17, to be repurchased on 10/2/17, repurchase price $1,964,955 (collateralized by US government obligations 0.00%–3.375% 1/4/18–5/15/45; market value $2,004,087)	1,964,791	1,964,791

		5,109,247

Total Short-Term Investments (cost $7,864,246)		7,864,345

Total Value of Securities – 100.41% (cost $356,370,321)		$442,255,374

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2017 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value[1,2]	$2,009,520,387	$626,431,516	$1,592,088,604	$1,383,299,233	$459,684,700	$434,391,029
Short-term investments, at value[3]	174,931,668	4,061,702	21,300,026	25,547,889	13,019,280	7,864,345
Short-term investments held as collateral for loaned securities, at value[4]	—	14,522,218	—	—	—	—
Cash	6,971,644	—	956,088	666,538	52,646	112,890
Cash collateral due from brokers	4,560,330	—	—	—	—	—
Foreign currencies, at value[5]	4,130,145	696,010	—	16,447	—	—
Receivable for securities sold	323,447,034	—	1,250,738	2,225,685	1,239,458	2,931,842
Dividends and interest receivable	14,002,628	1,434,317	586,648	1,787,061	158,794	612,684
Receivable for fund shares sold	3,740,356	859,014	2,006,771	1,974,928	616,130	636,638
Swap payments receivable	239,130	—	—	—	—	—
Unrealized appreciation of interest rate swap contracts	2,679,817	—	—	—	—	—
Upfront payments paid on interest rate swap contracts	1,936,280	—	—	—	—	—
Unrealized appreciation of credit default swap contracts	1,391,005	—	—	—	—	—
Unrealized appreciation of foreign currency exchange contracts	610,609	—	—	2,146	—	—
Upfront payments paid on credit default swap contracts	154,714	—	—	—	—	—
Securities lending income receivable	—	9,530	—	—	—	—
Foreign tax reclaims receivable	—	988,721	27,537	448,123	—	—
Other assets[6]	415,736	—	—	—	—	—

Total assets	2,548,731,483	649,003,028	1,618,216,412	1,415,968,050	474,771,008	446,549,428

(continues	)	81

Statements of assets and liabilities

Optimum Fund Trust

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at value[7]	$ 286,394	$ —	$ —	$ —	$ —	$ —
Cash overdraft	—	4,403	—	—	—	—
Payable for securities purchased	587,481,759	1,942	2,391,405	2,804,133	562,364	5,436,798
Cash collateral due to brokers	1,462,000	—	—	—	—	—
Swap payments payable	839,340	—	—	—	—	—
Payable for fund shares redeemed	684,058	348,938	677,050	531,655	217,781	171,401
Variation margin due to brokers on futures contracts	520,409	—	—	—	—	—
Dividend disbursing and transfer agent fees payable	287,725	93,616	238,224	205,235	68,438	63,072
Variation margin due to brokers on centrally cleared interest rate swap contracts	116,824	—	—	—	—	—
Variation margin due to brokers on centrally cleared credit default swap contracts	17,188	—	—	—	—	—
Obligation to return securities lending collateral	—	14,504,404	—	—	—	—
Investment management fees payable to affiliates	842,601	386,248	919,641	745,761	383,973	317,928
Other accrued expenses	524,019	308,595	318,433	270,166	64,770	84,838
Distribution fees payable to affiliates	103,391	27,481	93,407	80,098	14,388	11,606
Administration expenses payable to affiliates	83,920	27,305	69,482	59,860	19,961	18,396
Trustees’ fees and expenses payable to affiliates	55,431	18,153	45,869	39,922	13,286	12,259
Accounting fees payable to affiliates	11,119	3,840	9,263	8,025	2,895	2,694
Upfront payments received on credit default swap contracts	4,036,259	—	—	—	—	—
Upfront payments received on interest rate swap contracts	2,028,188	—	—	—	—	—
Unrealized depreciation of foreign currency exchange contracts	1,417,877	—	1,009	—	—	—
Unrealized depreciation of interest rate swap contracts	1,075,226	—	—	—	—	—
Unrealized depreciation of credit default swap contracts	427,290	—	—	—	—	—
Contingent liabilities[6]	1,385,788	—	—	—	—	—
Other liabilities	69,922	42,505	—		—	—

Total liabilities	603,756,728	15,767,430	4,763,783	4,744,855	1,347,856	6,118,992

Total Net Assets	$1,944,974,755	$633,235,598	$1,613,452,629	$1,411,223,195	$473,423,152	$440,430,436

Net Assets Consist of:
Paid-in capital	$1,916,209,363	$527,222,019	$1,081,665,398	$1,091,291,406	$359,692,601	$335,202,208
Undistributed (accumulated) net investment income (loss)	36,904,823	6,678,209	(870,639)	12,763,402	(3,125,818)	3,337,101
Accumulated net realized gain (loss)	(27,526,308)	(1,267,736)	149,982,071	53,059,714	17,120,506	16,006,074
Net unrealized appreciation of investments	20,520,078	100,632,003	382,676,849	254,108,036	99,735,863	85,885,053
Net unrealized appreciation (depreciation) of foreign currencies	30,141	(28,897)	(41)	(1,509)	—	—
Net unrealized appreciation (depreciation) of foreign currency exchange contracts	(807,268)	—	(1,009)	2,146	—	—
Net unrealized depreciation of futures contracts	(2,174,482)	—	—	—	—	—
Net unrealized depreciation of options purchased	(676,226)	—	—	—	—	—
Net unrealized appreciation of options written	676,692	—	—	—	—	—
Net unrealized appreciation of swap contracts	1,817,942	—	—	—	—	—

Total Net Assets	$1,944,974,755	$633,235,598	$1,613,452,629	$1,411,223,195	$473,423,152	$440,430,436

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value

Class A:
Net assets	$33,320,769	$9,429,833	$33,570,402	$28,557,622	$5,370,865	$4,205,495
Shares of beneficial interest outstanding, unlimited authorization, no par	3,456,758	664,138	1,782,261	1,752,268	369,815	294,950
Net asset value per share	$9.64	$14.20	$18.84	$16.30	$14.52	$14.26
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.09	$15.07	$19.99	$17.29	$15.41	$15.13

Class C:
Net assets	$115,815,117	$30,887,572	$104,324,742	$91,070,160	$16,427,624	$13,418,395
Shares of beneficial interest outstanding, unlimited authorization, no par	12,072,985	2,237,100	6,318,805	5,673,176	1,303,534	1,064,811
Net asset value per share	$9.59	$13.81	$16.51	$16.05	$12.60	$12.60

Institutional Class:
Net assets	$1,795,838,869	$592,918,193	$1,475,557,485	$1,291,595,413	$451,624,663	$422,806,546
Shares of beneficial interest outstanding, unlimited authorization, no par	186,177,856	41,429,606	73,976,372	78,975,848	29,130,032	28,073,095
Net asset value per share	$9.65	$14.31	$19.95	$16.35	$15.50	$15.06

[1]Investments, at cost	$1,989,619,446	$525,801,032	$1,209,411,755	$1,129,191,648	$359,949,131	$348,506,075
[2]Including securities on loan	—	20,814,375	—	—	—	—
[3]Short-term investments, at cost	174,918,766	4,061,652	21,300,026	25,547,438	13,018,986	7,864,246
[4]Short-term investments held as collateral for loaned securities, at cost	—	14,520,749	—	—	—	—
[5]Foreign currencies, at cost	4,127,792	699,059	—	16,502	—	—
[6]See Note 10 in “Notes to financial statements.”	(970,052)	—	—	—	—	—
[7]Premium received	(963,086)	—	—	—	—	—

See accompanying notes, which are an integral part of the financial statements.

(continues	)	83

Statements of operations

Optimum Fund Trust

Six months ended September 30, 2017 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$32,444,353	$25,066	$173,763	$83,927	$144,821	$22,279
Dividends	146,289	9,620,308	7,498,908	16,551,526	908,635	4,312,605
Securities lending income	—	87,685	—	—	—	—
Foreign tax withheld	(33,408)	(1,062,966)	(8,047)	(43,240)	(772)	(613)

	32,557,234	8,670,093	7,664,624	16,592,213	1,052,684	4,334,271

Expenses:
Management fees	5,066,178	2,255,357	5,456,641	4,456,209	2,387,268	2,032,574
Distribution expenses — Class A	41,964	11,409	41,459	35,346	6,603	5,196
Distribution expenses — Class C	604,425	153,474	531,554	463,102	82,122	68,169
Dividend disbursing and transfer agent fees and expenses	1,749,802	558,562	1,432,133	1,245,275	412,881	394,270
Administration expenses	503,314	159,161	411,001	357,016	118,751	111,255
Accounting fees	288,512	95,546	236,229	206,452	73,364	69,311
Reports and statements to shareholders expenses	125,703	42,334	115,591	96,823	21,277	27,781
Trustees’ fees and expenses	121,746	38,846	100,830	86,925	28,852	26,883
Professional fees	83,588	37,903	62,852	52,644	39,191	25,261
Custodian fees	74,885	173,288	62,115	54,990	—	6,359
Pricing fees	74,145	12,121	569	729	572	665
Registration fees	49,276	37,824	52,753	38,018	32,805	37,523
Insurance fees	20,299	5,763	14,749	13,464	4,308	4,126
Interest expense	8,701	—	—	—	—	—
Tax services	878	5,277	548	352	577	564
Other	20,782	7,875	16,698	15,332	6,266	6,598

	8,834,198	3,594,740	8,535,722	7,122,677	3,214,837	2,816,535
Less expenses waived	—	(2,512)	—	—	(150,885)	(116,924)
Less expense paid indirectly	(423)	(402)	(459)	(459)	(449)	(452)

Total operating expenses	8,833,775	3,591,826	8,535,263	7,122,218	3,063,503	2,699,159

Net Investment Income (Loss)	23,723,459	5,078,267	(870,639)	9,469,995	(2,010,819)	1,635,112

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$11,897,415	$19,918,972	$99,806,788	$12,866,522	$17,078,839	$9,113,821
Foreign currencies	1,348,288	65,140	(27,912)	707	—	—
Foreign currency exchange contracts	(2,284,184)	(70,797)	34,734	(505)	—	—
Futures contracts	4,712,070	—	—	—	—	—
Options purchased	(267,001)	—	—	—	—	—
Options written	477,949	—	—	—	—	—
Swap contracts	(855,167)	—	—	—	—	—

Net realized gain	15,029,370	19,913,315	99,813,610	12,866,724	17,078,839	9,113,821

Net change in unrealized appreciation (depreciation) of:
Investments[1]	17,984,579	62,871,561	76,056,258	54,366,982	25,331,821	4,943,174
Foreign currencies	37,366	119,361	1,430	18,425	—	—
Foreign currency exchange contracts	(1,072,947)	530	(1,009)	2,146	—	—
Futures contracts	(4,703,810)	—	—	—	—	—
Options purchased	(182,770)	—	—	—	—	—
Options written	160,363	—	—	—	—	—
Swap contracts	(310,337)	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	11,912,444	62,991,452	76,056,679	54,387,553	25,331,821	4,943,174

Net Realized and Unrealized Gain	26,941,814	82,904,767	175,870,289	67,254,277	42,410,660	14,056,995

Net Increase in Net Assets Resulting from Operations	$50,665,273	$87,983,034	$174,999,650	$76,724,272	$40,399,841	$15,692,107

1Includes $(69,991) and $(22,796) capital gain taxes accrued for Optimum Fixed Income Fund and Optimum International Fund, respectively.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	85

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,723,459	$46,326,151	$5,078,267	$6,431,141
Net realized gain (loss)	15,029,370	(8,445,438)	19,913,315	6,860,569
Net change in unrealized appreciation (depreciation)	11,912,444	8,621,973	62,991,452	58,119,957

Net increase in net assets resulting from operations	50,665,273	46,502,686	87,983,034	71,411,667

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(676,539)	—	(80,080)
Class C	—	(1,524,429)	—	(65,461)
Institutional Class	—	(37,864,252)	—	(5,899,992)

	—	(40,065,220)	—	(6,045,533)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,852,765	2,615,487	385,780	626,232
Class C	2,840,576	7,193,141	464,256	1,814,846
Institutional Class	179,629,329	378,540,581	50,418,492	85,837,495

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	674,466	—	79,845
Class C	—	1,523,427	—	65,389
Institutional Class	—	37,826,389	—	5,894,688

	184,322,670	428,373,491	51,268,528	94,318,495

Cost of shares redeemed:
Class A	(3,232,744)	(9,136,395)	(958,064)	(2,172,483)
Class C	(13,742,643)	(38,409,617)	(3,455,289)	(7,546,843)
Institutional Class	(156,188,894)	(589,700,192)	(65,257,949)	(169,259,362)

	(173,164,281)	(637,246,204)	(69,671,302)	(178,978,688)

Increase (decrease) in net assets derived from capital share transactions	11,158,389	(208,872,713)	(18,402,774)	(84,660,193)

Net Increase (Decrease) in Net Assets	61,823,662	(202,435,247)	69,580,260	(19,294,059)

Net Assets:
Beginning of period	1,883,151,093	2,085,586,340	563,655,338	582,949,397

End of period	$1,944,974,755	$1,883,151,093	$633,235,598	$563,655,338

Undistributed net investment income	$36,904,823	$13,181,364	$6,678,209	$1,599,942

See accompanying notes, which are an integral part of the financial statements.

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(870,639)	$(2,656,714)	$9,469,995	$16,818,172
Net realized gain	99,813,610	102,553,139	12,866,724	221,643,748
Net change in unrealized appreciation (depreciation)	76,056,679	131,161,336	54,387,553	(43,657,292)

Net increase in net assets resulting from operations	174,999,650	231,057,761	76,724,272	194,804,628

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	—	(322,766)
Class C	—	—	—	(382,046)
Institutional Class	—	—	—	(16,045,433)

Net realized gain:
Class A	—	(1,203,358)	—	(3,180,253)
Class C	—	(4,316,642)	—	(10,410,746)
Institutional Class	—	(45,828,776)	—	(129,552,015)

	—	(51,348,776)	—	(159,893,259)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,127,471	1,584,659	991,846	1,599,717
Class C	1,237,436	4,926,393	1,351,715	5,099,592
Institutional Class	110,824,002	227,791,648	111,295,013	320,762,276

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	1,200,552	—	3,494,971
Class C	—	4,311,583	—	10,774,076
Institutional Class	—	45,764,351	—	145,399,962

	113,188,909	285,579,186	113,638,574	487,130,594

Cost of shares redeemed:
Class A	(3,470,219)	(8,255,058)	(2,726,874)	(7,586,746)
Class C	(13,496,715)	(30,464,822)	(10,469,803)	(26,404,995)
Institutional Class	(143,485,469)	(445,881,165)	(107,898,887)	(409,895,778)

	(160,452,403)	(484,601,045)	(121,095,564)	(443,887,519)

Increase (decrease) in net assets derived from capital share transactions	(47,263,494)	(199,021,859)	(7,456,990)	43,243,075

Net Increase (Decrease) in Net Assets	127,736,156	(19,312,874)	69,267,282	78,154,444

Net Assets:
Beginning of period	1,485,716,473	1,505,029,347	1,341,955,913	1,263,801,469

End of period	$1,613,452,629	$1,485,716,473	$1,411,223,195	$1,341,955,913

Undistributed (accumulated) net investment income (loss)	$(870,639)	$—	$12,763,402	$3,293,407

See accompanying notes, which are an integral part of the financial statements.

(continues	)	87

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,010,819)	$(4,110,057)	$1,635,112	$3,607,757
Net realized gain	17,078,839	19,563,168	9,113,821	34,020,737
Net change in unrealized appreciation (depreciation)	25,331,821	68,639,917	4,943,174	38,728,388

Net increase in net assets resulting from operations	40,399,841	84,093,028	15,692,107	76,356,882

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	—	(16,209)
Institutional Class	—	—	—	(2,284,918)

	—	—	—	(2,301,127)

Capital Share Transactions:
Proceeds from shares sold:
Class A	181,075	420,894	151,368	372,174
Class C	251,896	1,008,435	206,977	624,715
Institutional Class	36,242,992	78,489,396	37,348,292	76,824,883

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	—	16,178
Institutional Class	—	—	—	2,282,053

	36,675,963	79,918,725	37,706,637	80,120,003

Cost of shares redeemed:
Class A	(566,000)	(1,198,557)	(371,168)	(1,195,842)
Class C	(1,860,967)	(4,441,565)	(1,469,476)	(4,032,657)
Institutional Class	(43,465,764)	(178,827,032)	(36,002,022)	(184,660,997)

	(45,892,731)	(184,467,154)	(37,842,666)	(189,889,496)

Decrease in net assets derived from capital share transactions	(9,216,768)	(104,548,429)	(136,029)	(109,769,493)

Net Increase (Decrease) in Net Assets	31,183,073	(20,455,401)	15,556,078	(35,713,738)

Net Assets:
Beginning of period	442,240,079	462,695,480	424,874,358	460,588,096

End of period	$473,423,152	$442,240,079	$440,430,436	$424,874,358

Undistributed (accumulated) net investment income (loss)	$(3,125,818)	$(1,114,999)	$3,337,101	$1,701,989

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$9.39	$9.37	$9.72	$9.54	$9.85	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.11	0.20	0.20	0.20	0.21	0.23
Net realized and unrealized gain (loss)	0.14	— [3]	(0.28)	0.20	(0.35)	0.29

Total from investment operations	0.25	0.20	(0.08)	0.40	(0.14)	0.52

Less dividends and distributions from:
Net investment income	—	(0.18)	(0.25)	(0.22)	(0.14)	(0.17)
Net realized gain	—	—	(0.02)	—	(0.03)	(0.21)

Total dividends and distributions	—	(0.18)	(0.27)	(0.22)	(0.17)	(0.38)

Net asset value, end of period	9.64	9.39	9.37	9.72	9.54	9.85

Total return[4]	2.66%	2.03%	(0.63% )	4.21%	(1.40% )	5.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,321	$33,838	$39,545	$43,144	$43,241	$41,210
Ratio of expenses to average net assets	1.10%	1.17%	1.23%	1.17%	1.31%	1.35%
Ratio of expenses to average net assets prior to fees waived[5]	1.10%	1.18%	1.23%	1.17%	1.34%	1.40%
Ratio of net investment income to average net assets	2.29%	2.12%	2.13%	2.11%	2.24%	2.27%
Ratio of net investment income to average net assets prior to fees waived[5]	2.29%	2.11%	2.13%	2.11%	2.21%	2.22%
Portfolio turnover	200%	419%	536%	482%[6]	323%[6]	208%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[6]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	89

Financial highlights

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$9.38	$9.37	$9.71	$9.53	$9.84	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.07	0.13	0.13	0.13	0.15	0.16
Net realized and unrealized gain (loss)	0.14	(0.01)	(0.27)	0.20	(0.35)	0.29

Total from investment operations	0.21	0.12	(0.14)	0.33	(0.20)	0.45

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.18)	(0.15)	(0.08)	(0.11)
Net realized gain	—	—	(0.02)	—	(0.03)	(0.21)

Total dividends and distributions	—	(0.11)	(0.20)	(0.15)	(0.11)	(0.32)

Net asset value, end of period	$9.59	$9.38	$9.37	$9.71	$9.53	$9.84

Total return[3]	2.24%	1.27%	(1.39% )	3.44%	(2.06% )	4.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,815	$124,024	$153,266	$166,154	$161,353	$155,728
Ratio of expenses to average net assets	1.85%	1.92%	1.98%	1.92%	1.99%	2.00%
Ratio of expenses to average net assets prior to fees waived[4]	1.85%	1.93%	1.98%	1.92%	2.02%	2.05%
Ratio of net investment income to average net assets	1.54%	1.37%	1.38%	1.36%	1.56%	1.62%
Ratio of net investment income to average net assets prior to fees waived[4]	1.54%	1.36%	1.38%	1.36%	1.53%	1.57%
Portfolio turnover	200%	419%	536%	482%[5]	323%[5]	208%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[5]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$9.39	$9.37	$9.72	$9.54	$9.85	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.12	0.23	0.23	0.23	0.24	0.26
Net realized and unrealized gain (loss)	0.14	(0.01)	(0.28)	0.19	(0.34)	0.30

Total from investment operations	0.26	0.22	(0.05)	0.42	(0.10)	0.56

Less dividends and distributions from:
Net investment income	—	(0.20)	(0.28)	(0.24)	(0.18)	(0.21)
Net realized gain	—	—	(0.02)	—	(0.03)	(0.21)

Total dividends and distributions	—	(0.20)	(0.30)	(0.24)	(0.21)	(0.42)

Net asset value, end of period	$9.65	$9.39	$9.37	$9.72	$9.54	$9.85

Total return[3]	2.77%	2.40%	(0.48% )	4.47%	(1.05% )	5.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,795,839	$1,725,289	$1,892,775	$1,826,156	$1,509,156	$1,297,154
Ratio of expenses to average net assets	0.85%	0.92%	0.98%	0.92%	0.99%	1.00%
Ratio of expenses to average net assets prior to fees waived[4]	0.85%	0.93%	0.98%	0.92%	1.02%	1.05%
Ratio of net investment income to average net assets	2.54%	2.37%	2.38%	2.36%	2.56%	2.62%
Ratio of net investment income to average net assets prior to fees waived[4]	2.54%	2.36%	2.38%	2.36%	2.53%	2.57%
Portfolio turnover	200%	419%	536%	482%[5]	323%[5]	208%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[5]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC ’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the years ended March 31, 2015 and 2014.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	91

Financial highlights

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$12.27	$10.95	$11.66	$12.57	$10.97	$10.42

Income (loss) from investment operations:
Net investment income[2]	0.10	0.11	0.08	0.06	0.14	0.19
Net realized and unrealized gain (loss)	1.83	1.31	(0.73)	(0.84)	1.54	0.62

Total from investment operations	1.93	1.42	(0.65)	(0.78)	1.68	0.81

Less dividends and distributions from:
Net investment income	—	(0.10)	(0.06)	(0.13)	(0.08)	(0.26)

Total dividends and distributions	—	(0.10)	(0.06)	(0.13)	(0.08)	(0.26)

Net asset value, end of period	$14.20	$12.27	$10.95	$11.66	$12.57	$10.97

Total return[3]	14.81%	13.08%	(5.58% )	(6.25% )	15.31%	8.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,430	$8,680	$9,117	$10,291	$11,277	$9,553
Ratio of expenses to average net assets	1.38%	1.48%	1.56%	1.47%	1.68%	1.75%
Ratio of expenses to average net assets prior to fees waived[4]	1.38%	1.48%	1.56%	1.47%	1.68%	1.84%
Ratio of net investment income to average net assets	1.48%	0.93%	0.74%	0.51%	1.20%	1.81%
Ratio of net investment income to average net assets prior to fees waived[4]	1.48%	0.93%	0.74%	0.51%	1.20%	1.72%
Portfolio turnover	27%	68%	47%	117%	126%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16		3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$11.98	$10.69	$11.41		$12.29	$10.76	$10.23

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.02	—	[3]	(0.03)	0.06	0.12
Net realized and unrealized gain (loss)	1.78	1.30	(0.72)		(0.83)	1.51	0.60

Total from investment operations	1.83	1.32	(0.72)		(0.86)	1.57	0.72

Less dividends and distributions from:
Net investment income	—	(0.03)	—		(0.02)	(0.04)	(0.19)

Total dividends and distributions	—	(0.03)	—		(0.02)	(0.04)	(0.19)

Net asset value, end of period	$13.81	$11.98	$10.69		$11.41	$12.29	$10.76

Total return[4]	14.43%	12.32%	(6.31%	)	(7.00% )	14.56%	7.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,888	$29,544	$31,777		$35,996	$37,893	$32,064
Ratio of expenses to average net assets	2.13%	2.23%	2.31%		2.22%	2.36%	2.40%
Ratio of expenses to average net assets prior to fees waived[5]	2.13%	2.23%	2.31%		2.22%	2.36%	2.49%
Ratio of net investment income (loss) to average net assets	0.73%	0.18%	(0.01%	)	(0.24% )	0.52%	1.16%
Ratio of net investment income (loss) to average net assets prior to fees waived[5]	0.73%	0.18%	(0.01%	)	(0.24% )	0.52%	1.07%
Portfolio turnover	27%	68%	47%		117%	126%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	93

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$12.35	$11.02	$11.74	$12.66	$11.05	$10.49

Income (loss) from investment operations:
Net investment income[2]	0.12	0.14	0.11	0.09	0.18	0.22
Net realized and unrealized gain (loss)	1.84	1.32	(0.74)	(0.85)	1.55	0.63

Total from investment operations	1.96	1.46	(0.63)	(0.76)	1.73	0.85

Less dividends and distributions from:
Net investment income	—	(0.13)	(0.09)	(0.16)	(0.12)	(0.29)

Total dividends and distributions	—	(0.13)	(0.09)	(0.16)	(0.12)	(0.29)

Net asset value, end of period	$14.31	$12.35	$11.02	$11.74	$12.66	$11.05

Total return[3]	15.03%	13.36%	(5.38% )	(6.04% )	15.79%	8.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$592,918	$525,431	$542,055	$477,884	$589,098	$426,258
Ratio of expenses to average net assets	1.13%	1.23%	1.31%	1.22%	1.36%	1.40%
Ratio of expenses to average net assets prior to fees waived[4]	1.13%	1.23%	1.31%	1.22%	1.36%	1.49%
Ratio of net investment income to average net assets	1.73%	1.18%	0.99%	0.76%	1.52%	2.16%
Ratio of net investment income to average net assets prior to fees waived[4]	1.73%	1.18%	0.99%	0.76%	1.52%	2.07%
Portfolio turnover	27%	68%	47%	117%	126%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		Year ended
			3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$16.84		$14.97	$17.00	$16.39	$14.53	$13.48

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)		(0.06)	(0.10)	(0.08)	(0.10)	0.01
Net realized and unrealized gain (loss)	2.03		2.52	(0.20)	2.71	3.63	1.05

Total from investment operations	2.00		2.46	(0.30)	2.63	3.53	1.06

Less dividends and distributions from:
Net investment income	—		—	—	—	—	(0.01)
Net realized gain	—		(0.59)	(1.73)	(2.02)	(1.67)	—

Total dividends and distributions	—		(0.59)	(1.73)	(2.02)	(1.67)	(0.01)

Net asset value, end of period	$18.84		$16.84	$14.97	$17.00	$16.39	$14.53

Total return[3]	11.88%		16.83%	(2.27% )	17.27%	25.17%	7.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,570		$32,215	$33,787	$40,790	$39,044	$34,182
Ratio of expenses to average net assets	1.27%		1.35%	1.42%	1.37%	1.54%	1.60%
Ratio of expenses to average net assets prior to fees waived[4]	1.27%		1.38%	1.44%	1.37%	1.55%	1.63%
Ratio of net investment income (loss) to average net assets	(0.29%	)	(0.35% )	(0.62% )	(0.50% )	(0.62% )	0.10%
Ratio of net investment income (loss) to average net assets prior to fees waived[4]	(0.29%	)	(0.38% )	(0.64% )	(0.50% )	(0.63% )	0.07%
Portfolio turnover	28%		52%	88%	86%	98%	102%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	95

Financial highlights

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		Year ended
			3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$14.81		$13.34	$15.44	$15.16	$13.63	$12.72

Income (loss) from investment operations:
Net investment loss[2]	(0.08)		(0.15)	(0.20)	(0.19)	(0.19)	(0.07)
Net realized and unrealized gain (loss)	1.78		2.21	(0.17)	2.49	3.39	0.98

Total from investment operations	1.70		2.06	(0.37)	2.30	3.20	0.91

Less dividends and distributions from:
Net realized gain	—		(0.59)	(1.73)	(2.02)	(1.67)	—

Total dividends and distributions	—		(0.59)	(1.73)	(2.02)	(1.67)	—

Net asset value, end of period	$16.51		$14.81	$13.34	$15.44	$15.16	$13.63

Total return[3]	11.48%		15.88%	(2.98% )	16.44%	24.27%	7.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104,325		$105,082	$114,907	$137,892	$127,540	$115,242
Ratio of expenses to average net assets	2.02%		2.10%	2.17%	2.12%	2.22%	2.25%
Ratio of expenses to average net assets prior to fees waived[4]	2.02%		2.13%	2.19%	2.12%	2.23%	2.28%
Ratio of net investment loss to average net assets	(1.04%	)	(1.10% )	(1.37% )	(1.25% )	(1.30% )	(0.55%	)
Ratio of net investment loss to average net assets prior to fees waived[4]	(1.04%	)	(1.13% )	(1.39% )	(1.25% )	(1.31% )	(0.58%	)
Portfolio turnover	28%		52%	88%	86%	98%	102%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		Year ended
			3/31/17	3/31/16	3/31/15	3/31/14		3/31/13
Net asset value, beginning of period	$17.81		$15.76	$17.76	$17.00	$14.97		$13.88

Income (loss) from investment operations:
Net investment income (loss)[2]	—	[3]	(0.02)	(0.06)	(0.04)	(0.05)		0.06
Net realized and unrealized gain (loss)	2.14		2.66	(0.21)	2.82	3.75		1.07

Total from investment operations	2.14		2.64	(0.27)	2.78	3.70		1.13

Less dividends and distributions from:
Net investment income	—		—	—	—	—	[4]	(0.04)
Net realized gain	—		(0.59)	(1.73)	(2.02)	(1.67)		—

Total dividends and distributions	—		(0.59)	(1.73)	(2.02)	(1.67)		(0.04)

Net asset value, end of period	$19.95		$17.81	$15.76	$17.76	$17.00		$14.97

Total return[5]	12.02%		17.14%	(2.00% )	17.55%	25.51%		8.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,475,558		$1,348,419	$1,356,335	$1,413,059	$1,026,377		$728,104
Ratio of expenses to average net assets	1.02%		1.10%	1.17%	1.12%	1.22%		1.25%
Ratio of expenses to average net assets prior to fees waived[6]	1.02%		1.13%	1.19%	1.12%	1.23%		1.28%
Ratio of net investment income (loss) to average net assets	(0.04%	)	(0.10% )	(0.37% )	(0.25% )	(0.30%	)	0.45%
Ratio of net investment income (loss) to average net assets prior to fees waived[6]	(0.04%	)	(0.13% )	(0.39% )	(0.25% )	(0.31%	)	0.42%
Portfolio turnover	28%		52%	88%	86%	98%		102%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]	For the year ended March 31, 2014, net investment income distributions of $149,730 was made by the Fund’s Institutional Class, which calculated to a de minimis amount of $0.00 per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	97

Financial highlights

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$15.42	$15.13	$16.01	$15.36	$12.90	$11.75

Income (loss) from investment operations:
Net investment income[2]	0.10	0.17	0.17	0.12	0.16	0.17
Net realized and unrealized gain (loss)	0.78	2.04	(0.89)	0.70	2.40	1.26

Total from investment operations	0.88	2.21	(0.72)	0.82	2.56	1.43

Less dividends and distributions from:
Net investment income	—	(0.18)	(0.16)	(0.17)	(0.10)	(0.28)
Net realized gain	—	(1.74)	—	—	—	—

Total dividends and distributions	—	(1.92)	(0.16)	(0.17)	(0.10)	(0.28)

Net asset value, end of period	$16.30	$15.42	$15.13	$16.01	$15.36	$12.90

Total return[3]	5.71%	14.99%	(4.54% )	5.34%	19.96%	12.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,558	$28,739	$30,502	$35,952	$37,299	$32,995
Ratio of expenses to average net assets	1.22%	1.33%	1.40%	1.33%	1.50%	1.57%
Ratio of expenses to average net assets prior to fees waived[4]	1.22%	1.34%	1.41%	1.33%	1.51%	1.59%
Ratio of net investment income to average net assets	1.22%	1.06%	1.07%	0.79%	1.12%	1.48%
Ratio of net investment income to average net assets prior to fees waived[4]	1.22%	1.05%	1.06%	0.79%	1.11%	1.46%
Portfolio turnover	13%	82%[5]	39%	35%	37%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[5]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$15.25	$14.99	$15.85	$15.22	$12.78	$11.59

Income (loss) from investment operations:
Net investment income[2]	0.04	0.05	0.05	0.01	0.06	0.10
Net realized and unrealized gain (loss)	0.76	2.01	(0.87)	0.67	2.39	1.25

Total from investment operations	0.80	2.06	(0.82)	0.68	2.45	1.35

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.04)	(0.05)	(0.01)	(0.16)
Net realized gain	—	(1.74)	—	—	—	—

Total dividends and distributions	—	(1.80)	(0.04)	(0.05)	(0.01)	(0.16)

Net asset value, end of period	$16.05	$15.25	$14.99	$15.85	$15.22	$12.78

Total return[3]	5.25%	14.13%	(5.19%)	4.48%	19.17%	11.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$91,070	$95,495	$103,693	$122,772	$123,541	$111,806
Ratio of expenses to average net assets	1.97%	2.08%	2.15%	2.08%	2.18%	2.22%
Ratio of expenses to average net assets prior to fees waived[4]	1.97%	2.09%	2.16%	2.08%	2.19%	2.24%
Ratio of net investment income to average net assets	0.47%	0.31%	0.32%	0.04%	0.44%	0.83%
Ratio of net investment income to average net assets prior to fees waived[4]	0.47%	0.30%	0.31%	0.04%	0.43%	0.81%
Portfolio turnover	13%	82%[5]	39%	35%	37%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[5]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	99

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$15.46	$15.16	$16.04	$15.39	$12.92	$11.80

Income (loss) from investment operations:
Net investment income[2]	0.12	0.20	0.20	0.17	0.20	0.21
Net realized and unrealized gain (loss)	0.77	2.06	(0.89)	0.69	2.41	1.26

Total from investment operations	0.89	2.26	(0.69)	0.86	2.61	1.47

Less dividends and distributions from:
Net investment income	—	(0.22)	(0.19)	(0.21)	(0.14)	(0.35)
Net realized gain	—	(1.74)	—	—	—	—

Total dividends and distributions	—	(1.96)	(0.19)	(0.21)	(0.14)	(0.35)

Net asset value, end of period	$16.35	$15.46	$15.16	$16.04	$15.39	$12.92

Total return[3]	5.76%	15.30%	(4.29% )	5.60%	20.31%	12.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,291,595	$1,217,722	$1,129,606	$1,146,123	$1,002,553	$730,785
Ratio of expenses to average net assets	0.97%	1.08%	1.15%	1.08%	1.18%	1.22%
Ratio of expenses to average net assets prior to fees waived[4]	0.97%	1.09%	1.16%	1.08%	1.19%	1.24%
Ratio of net investment income to average net assets	1.47%	1.31%	1.32%	1.04%	1.44%	1.83%
Ratio of net investment income to average net assets prior to fees waived[4]	1.47%	1.30%	1.31%	1.04%	1.43%	1.81%
Portfolio turnover	13%	82%[5]	39%	35%	37%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[5]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$13.31		$10.95		$15.37	$15.57	$14.26	$13.00

Income (loss) from investment operations:
Net investment loss[2]	(0.08)		(0.14)		(0.15)	(0.16)	(0.19)	(0.08)
Net realized and unrealized gain (loss)	1.29		2.50		(2.26)	1.44	3.07	1.65

Total from investment operations	1.21		2.36		(2.41)	1.28	2.88	1.57

Less dividends and distributions from:
Return of capital	—		—		— [3]	—	—	—
Net realized gain	—		—		(2.01)	(1.48)	(1.57)	(0.31)

Total dividends and distributions	—		—		(2.01)	(1.48)	(1.57)	(0.31)

Net asset value, end of period	$14.52		$13.31		$10.95	$15.37	$15.57	$14.26

Total return[4]	9.09%		21.55%		(16.77% )	8.93%	21.63%	12.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,371		$5,293		$5,040	$7,050	$7,158	$6,415
Ratio of expenses to average net assets	1.57%		1.58%		1.66%	1.63%	1.76%	1.86%
Ratio of expenses to average net assets prior to fees waived[5]	1.63%		1.79%		1.85%	1.77%	1.96%	2.05%
Ratio of net investment loss to average net assets	(1.10%	)	(1.16%	)	(1.09% )	(1.09% )	(1.28% )	(0.62% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(1.16%	)	(1.37%	)	(1.28% )	(1.23% )	(1.48% )	(0.81% )
Portfolio turnover	40%		180%[6]		104%	72%	58%	78%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $108 for Class A calculated to a de minimis amount of $0.00 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[6]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	101

Financial highlights

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$11.59		$9.61		$13.86	$14.29	$13.28	$12.22

Income (loss) from investment operations:
Net investment loss[2]	(0.11)		(0.20)		(0.22)	(0.25)	(0.27)	(0.15)
Net realized and unrealized gain (loss)	1.12		2.18		(2.02)	1.30	2.85	1.52

Total from investment operations	1.01		1.98		(2.24)	1.05	2.58	1.37

Less dividends and distributions from:
Return of capital	—		—		— [3]	—		—
Net realized gain	—		—		(2.01)	(1.48)	(1.57)	(0.31)

Total dividends and distributions	—		—		(2.01)	(1.48)	(1.57)	(0.31)

Net asset value, end of period	$12.60		$11.59		$9.61	$13.86	$14.29	$13.28

Total return[4]	8.71%		20.60%		(17.39% )	8.08%	20.82%	11.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,427		$16,668		$16,972	$23,206	$22,581	$20,921
Ratio of expenses to average net assets	2.32%		2.33%		2.41%	2.38%	2.45%	2.51%
Ratio of expenses to average net assets prior to fees waived[5]	2.38%		2.54%		2.60%	2.52%	2.65%	2.70%
Ratio of net investment loss to average net assets	(1.85%	)	(1.91%	)	(1.84% )	(1.84% )	(1.97% )	(1.27% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(1.91%	)	(2.12%	)	(2.03% )	(1.98% )	(2.17% )	(1.46% )
Portfolio turnover	40%		180%[6]		104%	72%	58%	78%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $416 for Class C calculated to a de minimis amount of $0.00 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[6]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$14.19		$11.65		$16.17	$16.27	$14.78	$13.42

Income (loss) from investment operations:
Net investment loss[2]	(0.06)		(0.12)		(0.12)	(0.13)	(0.15)	(0.04)
Net realized and unrealized gain (loss)	1.37		2.66		(2.39)	1.51	3.21	1.71

Total from investment operations	1.31		2.54		(2.51)	1.38	3.06	1.67

Less dividends and distributions from:
Return of capital	—		—		— [3]	—	—	—
Net realized gain	—		—		(2.01)	(1.48)	(1.57)	(0.31)

Total dividends and distributions	—		—		(2.01)	(1.48)	(1.57)	(0.31)

Net asset value, end of period	$15.50		$14.19		$11.65	$16.17	$16.27	$14.78

Total return[4]	9.23%		21.80%		(16.54% )	9.18%	22.03%	12.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$451,625		$420,279		$440,683	$527,647	$436,823	$321,441
Ratio of expenses to average net assets	1.32%		1.33%		1.41%	1.38%	1.45%	1.51%
Ratio of expenses to average net assets prior to fees waived[5]	1.38%		1.54%		1.60%	1.52%	1.65%	1.70%
Ratio of net investment loss to average net assets	(0.85%	)	(0.91%	)	(0.84% )	(0.84% )	(0.97% )	(0.27% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(0.91%	)	(1.12%	)	(1.03% )	(0.98% )	(1.17% )	(0.46% )
Portfolio turnover	40%		180%[6]		104%	72%	58%	78%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $8,917 for Institutional Class calculated to a de minimis amount of $0.00 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[6]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	103

Financial highlights

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$13.77	$11.53	$13.64	$14.88	$13.74	$12.59

Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	0.08	(0.04)	(0.09)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	0.45	2.21	(1.58)	(0.03)	2.87	1.61

Total from investment operations	0.49	2.29	(1.62)	(0.12)	2.78	1.58

Less dividends and distributions from:
Net investment income	—	(0.05)	—	—	—	—
Return of capital	—	—	— [3]	—	—	—
Net realized gain	—	—	(0.49)	(1.12)	(1.64)	(0.43)

Total dividends and distributions	—	(0.05)	(0.49)	(1.12)	(1.64)	(0.43)

Net asset value, end of period	$14.26	$13.77	$11.53	$13.64	$14.88	$13.74

Total return[4]	3.56%	19.84%	(11.96% )	(0.69% )	21.85%	13.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,205	$4,279	$4,302	$5,440	$6,058	$5,711
Ratio of expenses to average net assets	1.49%	1.51%	1.61%	1.62%	1.70%	1.76%
Ratio of expenses to average net assets prior to fees waived[5]	1.55%	1.71%	1.75%	1.68%	1.86%	1.98%
Ratio of net investment income (loss) to average net assets	0.56%	0.64%	(0.35% )	(0.65% )	(0.64% )	(0.22% )
Ratio of net investment income (loss) to average net assets prior to fees waived[5]	0.50%	0.44%	(0.49% )	(0.71% )	(0.80% )	(0.44% )
Portfolio turnover	15%	30%	90%[6]	31%	33%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $325 for Class A calculated to a de minimis amount of $0.001 per share
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[6]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$12.21		$10.27		$12.30	$13.63	$12.80	$11.83

Income (loss) from investment operations:
Net investment loss[2]	(0.01)		(0.01)		(0.12)	(0.18)	(0.17)	(0.10)
Net realized and unrealized gain (loss)	0.40		1.95		(1.42)	(0.03)	2.64	1.50

Total from investment operations	0.39		1.94		(1.54)	(0.21)	2.47	1.40

Less dividends and distributions from:
Return of capital	—		—		— [3]	—	—	—
Net realized gain	—		—		(0.49)	(1.12)	(1.64)	(0.43)

Total dividends and distributions	—		—		(0.49)	(1.12)	(1.64)	(0.43)

Net asset value, end of period	$12.60		$12.21		$10.27	$12.30	$13.63	$12.80

Total return[4]	3.19%		18.89%		(12.62% )	(1.45% )	21.08%	12.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,418		$14,268		$15,136	$19,245	$20,846	$20,058
Ratio of expenses to average net assets	2.24%		2.26%		2.36%	2.37%	2.40%	2.41%
Ratio of expenses to average net assets prior to fees waived[5]	2.30%		2.46%		2.50%	2.43%	2.56%	2.63%
Ratio of net investment loss to average net assets	(0.19%	)	(0.11%	)	(1.10% )	(1.40% )	(1.34% )	(0.87% )
Ratio of net investment loss to average net assets prior to fees waived[5]	(0.25%	)	(0.31%	)	(1.24% )	(1.46% )	(1.50% )	(1.09% )
Portfolio turnover	15%		30%		90%[6]	31%	33%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $1,284 for Class C calculated to a de minimis amount of $0.001 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[6]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	105

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1] (Unaudited)	Year ended
		3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$14.52	$12.16	$14.31	$15.53	$14.23	$12.99

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.12	(0.01)	(0.06)	(0.05)	0.02
Net realized and unrealized gain (loss)	0.48	2.32	(1.65)	(0.04)	3.00	1.66

Total from investment operations	0.54	2.44	(1.66)	(0.10)	2.95	1.68

Less dividends and distributions from:
Net investment income	—	(0.08)	—	—	(0.01)	(0.01)
Return of capital	—	—	— [3]	—	—	—
Net realized gain	—	—	(0.49)	(1.12)	(1.64)	(0.43)

Total dividends and distributions	—	(0.08)	(0.49)	(1.12)	(1.65)	(0.44)

Net asset value, end of period	$15.06	$14.52	$12.16	$14.31	$15.53	$14.23

Total return[4]	3.72%	20.05%	(11.67% )	(0.53% )	22.29%	13.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$422,807	$406,327	$441,150	$499,578	$439,417	$318,758
Ratio of expenses to average net assets	1.24%	1.26%	1.36%	1.37%	1.40%	1.41%
Ratio of expenses to average net assets prior to fees waived[5]	1.30%	1.46%	1.50%	1.43%	1.56%	1.63%
Ratio of net investment income (loss) to average net assets	0.81%	0.89%	(0.10% )	(0.40% )	(0.34% )	0.13%
Ratio of net investment income (loss) to average net assets prior to fees waived[5]	0.75%	0.69%	(0.24% )	(0.46% )	(0.50% )	(0.09% )
Portfolio turnover	15%	30%	90%[6]	31%	33%	36%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $31,607 for Institutional Class calculated to a de minimis amount of $0.001 per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statements of operations,” and had no impact on the ratios disclosed.
[6]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust

September 30, 2017 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant

(continues	)	107

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended Sept. 30, 2017 and for all open federal income tax years (March 31, 2014–March 31, 2017) and has concluded that no provision for federal income tax is required in any Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, the Funds recognize interest accrued in unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Sept. 30, 2017, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 29, 2017, and matured on the next business day.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or US government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended Sept. 30, 2017, the Fund had average reverse repurchase agreements of $2,966,224 for which it paid interest at an average rate of 0.59%. At Sept. 30, 2017, there were no open reverse repurchase agreements in the Fund.

To Be Announced Trades (TBA) — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At Sept. 30, 2017, the Fund posted $348,109 in securities collateral for TBA trades, which comprised of US treasury obligations, which is presented on the “Schedules of investments.” The Fund also received $922,000 cash collateral for TBA trades as of Sept. 30, 2017, which is shown as “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2017.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2017, each Fund earned the following amounts under this agreement:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$423	$402	$459	$459	$449	$452

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.

(continues	)	109

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal, which is calculated daily and paid monthly, to the following percentage rates of the average daily net assets of each Fund as follows:

Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets up to $250 million
1.0000% of net assets from $250 million to $500 million
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Small-Mid Cap Value Fund	1.0000% of net assets up to $250 million
0.9000% of net assets from $250 million to $500 million
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Acadian Asset Management LLC (Acadian), and EARNEST Partners, LLC (EARNEST); Optimum Large Cap Growth Fund – T. Rowe Price Associates, Inc. (T. Rowe Price), and Fred Alger Management, Inc. (Alger); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Rothschild Asset Management Inc. (Rothschild); Optimum Small-Mid Cap Growth Fund – Columbus Circle Investors (CCI) and Peregrine Capital Management LLC (Peregrine); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Westwood Management Corp. (Westwood).

For the six months ended Sept. 30, 2017, DMC paid the following sub-advisory fees:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$1,165,007	$1,192,511	$2,795,191	$2,080,406	$1,106,210	$1,099,345

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements may be terminated only by agreement of DMC and the Funds.

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2017 – July 30, 2018	0.86%	1.13%	1.02%	0.98%	1.29%	1.22%
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2016 – July 29, 2017	0.92%	1.25%	1.10%	1.08%	1.33%	1.25%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Trust. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Funds’ NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. Effective July 1, 2017, DIFSC fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rate: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next $2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. Prior to July 1, 2017, DIFSC fees were calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rate: 0.0075% of the first $3 billion; 0.0070% of the next $2 billion; 0.0065% of the next $2.5 billion; 0.0055% of the next $2.5 billion; and

(continues	)	111

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

0.0050% of aggregate average daily net assets in excess of $10 billion. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended Sept. 30, 2017, each Fund was charged for these services as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$67,873	$21,911	$55,535	$48,337	$16,526	$15,528

DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, each Fund pays DIFSC a fee at an annual rate (plus out-of-pocket expenses) of 0.0525% of assets up to $7.5 billion of the Trust’s average daily net assets; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of asset from $10 billion to $12 billion; 0.0375% of asset from $12 billion to $14 billion; and 0.0325% of assets over $14 billion.

DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.18% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

For the six months ended Sept. 30, 2017, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$16,065	$2,129	$5,710	$4,831	$988	$749

For the six months ended Sept. 30, 2017, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$2,814	$916	$2,024	$2,207	$374	$248

DMC, DIFSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. Certain officers of DMC, DIFSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2017, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small Cap Value Fund did not engage in securities cross trades for the six months ended Sept. 30, 2017. Pursuant to these procedures, for the six months ended Sept. 30, 2017, the following Funds engaged in securities sales, which resulted in net realized losses as follows:

	Optimum International Fund	Optimum Small-Mid Cap Growth Fund
Sales	$1,963,032	$3,791,652
Net realized loss	(103)	(239)

3. Investments

For the six months ended Sept. 30, 2017, each Fund made purchases and sales of investments securities other than short-term investments as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Purchases other than US government securities	$2,533,771,226	$162,341,317	$430,510,316	$177,627,505	$179,214,770	$65,462,822
Purchases of US government securities	1,685,092,565	—	—	—	—	—
Sales other than US government securities	2,669,245,189	174,770,405	467,513,553	184,213,126	196,280,991	64,974,000
Sales of US government securities	1,562,292,671	—	—	—	—	—

At Sept. 30, 2017, the cost of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2017, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Cost of investments and derivatives	$2,160,278,365	$544,383,433	$1,230,711,781	$1,154,739,086	$372,968,117	$356,370,321

Aggregate unrealized appreciation of investments and derivatives	$46,152,627	$130,072,080	$393,062,215	$271,493,169	$109,536,165	$93,149,531
Aggregate unrealized depreciation of investments and derivatives	(26,786,240)	(29,440,077)	(10,386,375)	(17,382,987)	(9,800,302)	(7,264,478)

Net unrealized appreciation of investments and derivatives	$19,366,387	$100,632,003	$382,675,840	$254,110,182	$99,735,863	$85,885,053

(continues	)	113

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

Qualified late year ordinary losses represent losses realized from Jan. 1, 2017 through March 31, 2017 that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. At March 31, 2017, qualified late year ordinary losses deferred for Optimum Small-Mid Cap Growth Fund were $1,114,999.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At March 31, 2017, there were no capital loss carryforwards for Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates for Optimum Fixed Income Fund and Optimum International Fund were as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character
	2018	Short-term	Long-term	Total
Optimum Fixed Income Fund	$ —	$11,736,396	$20,401,723	$32,138,119
Optimum International Fund	4,316,656	9,162,162	5,399,557	18,878,375

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2017:

		Optimum Fixed Income Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$714,069,304	$—	$714,069,304
Corporate Debt	—	808,215,368	—	808,215,368
Foreign Debt	—	108,673,302	—	108,673,302
Municipal Bonds	—	20,464,328	—	20,464,328
Loan Agreements[1]	—	72,428,681	2,208,414	74,637,095
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	1,326,106	2,224,824	—	3,550,930
Preferred Stock	—	5,348,029	—	5,348,029
US Treasury Obligations	—	274,221,815	—	274,221,815
Short-Term Investments	—	174,931,668	—	174,931,668
Options Purchased	—	340,216	—	340,216

Total Value of Securities Before Options Written	$1,326,106	$2,180,917,535	$2,208,414	$2,184,452,055

Liabilities:
Options Written	$—	$(286,394)	$—	$(286,394)

Derivatives
Assets:
Foreign Currency Exchange Contracts	$—	$610,609	$—	$610,609
Futures Contracts	2,019,220	—	—	2,019,220
Swap Contracts	—	3,977,749	—	3,977,749
Liabilities:
Foreign Currency Exchange Contracts	—	(1,417,877)	—	(1,417,877)
Futures Contracts	(4,193,702)	—	—	(4,193,702)
Swap Contracts	—	(1,543,456)	—	(1,543,456)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	97.04%	2.96%	100.00%
Convertible Preferred Stock	37.35%	62.65%	—	100.00%

(continues	)	115

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

		Optimum International Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$2,614,388	$ 9,564,541	$ —	$ 12,178,929
Austria	9,564,584	6,286,132	—	15,850,716
Bermuda	5,490,496	—	—	5,490,496
Brazil	11,100,726	—	—	11,100,726
Canada	24,457,861	—	—	24,457,861
Chile	—	933,404	—	933,404
China/Hong Kong	5,359,635	43,215,392	—	48,575,027
Colombia	4,597,408	—	—	4,597,408
Czech Republic	2,657,344	—	—	2,657,344
Denmark	—	8,014,026	—	8,014,026
France	802,962	36,067,138	—	36,870,100
Germany	—	24,977,233	—	24,977,233
India	5,337,408	10,912,361	—	16,249,769
Indonesia	677,185	17,431,367	—	18,108,552
Ireland	14,746,435	—	—	14,746,435
Israel	1,594,758	15,459,474	—	17,054,232
Italy	1,723,551	10,039,076	—	11,762,627
Japan	—	114,984,172	—	114,984,172
Mexico	5,054,731	—	—	5,054,731
Netherlands	11,719,140	15,413,368	—	27,132,508
New Zealand	2,340,154	4,087,196	—	6,427,350
Norway	5,142,919	13,163,927	—	18,306,846
Republic of Korea	621,507	18,156,704	—	18,778,211
Singapore	—	6,864,164	—	6,864,164
South Africa	—	971,614	—	971,614
Spain	3,176,251	9,042,922	—	12,219,173
Sweden	1,910,098	5,287,534	—	7,197,632
Switzerland	17,209,307	20,577,022	—	37,786,329
Taiwan	—	20,757,374	—	20,757,374
Thailand	767,181	6,790,157	—	7,557,338
Turkey	—	3,269,698	—	3,269,698
United Kingdom	10,383,942	44,742,640	—	55,126,582
United States	9,079,590	656,464	636,855	10,372,909
Short-Term Investments	—	4,061,702	—	4,061,702
Securities Lending Collateral	—	14,522,218	—	14,522,218

Total Value of Securities	$158,129,561	$486,249,020	$636,855	$645,015,436

		Optimum Large Cap Growth Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$ 269,469,122	$ —	$ 2,152,752	$ 271,621,874
Consumer Staples	36,938,095	6,406,350	—	43,344,445
Energy	12,529,833	—	—	12,529,833
Financials	85,734,993	—	121,720	85,856,713
Healthcare	247,593,542	—	—	247,593,542
Industrials	139,716,852	—	—	139,716,852
Information Technology	674,779,713	8,984,602	580,234	684,344,549
Materials	21,691,052	—	—	21,691,052
Real Estate	44,020,987	—	—	44,020,987
Telecommunication Services	9,215,210	—	—	9,215,210
Utilities	8,539,988	—	—	8,539,988
Convertible Preferred Stock	—	—	9,197,297	9,197,297
US Master Limited Partnership	8,455,825	—	—	8,455,825
Corporate Debt	—	5,960,437	—	5,960,437
Short-Term Investments	—	21,300,026	—	21,300,026

Total Value of Securities	$1,558,685,212	$42,651,415	$12,052,003	$1,613,388,630

Derivatives
Liabilities:
Foreign Currency Exchange Contract	$ —	$ (1,009)	$ —	$ (1,009)

		Optimum Large Cap Value Fund
Securities	Level 1	Level 2	Total
Assets:
Common Stock
Consumer Discretionary	$ 87,851,584	$ —	$ 87,851,584
Consumer Staples	96,707,466	25,578,407	122,285,873
Energy	103,774,169	—	103,774,169
Financials	386,108,198	—	386,108,198
Healthcare	213,739,187	3,133,466	216,872,653
Industrials	192,795,616	—	192,795,616
Information Technology	112,354,962	—	112,354,962
Materials	53,309,663	—	53,309,663
Real Estate	24,179,487	—	24,179,487
Telecommunication Services	25,658,145	—	25,658,145
Utilities	58,108,883	—	58,108,883
Short-Term Investments	—	25,547,889	25,547,889

Total Value of Securities	$1,354,587,360	$54,259,762	$1,408,847,122

Derivatives
Assets:
Foreign Currency Exchange Contract	$—	$2,146	$2,146

(continues	)	117

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

		Optimum Small-Mid Cap Growth Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$454,789,954	$ —	$ —	$454,789,954
Convertible Preferred Stock[1]	899,742	495,378	3,499,626	4,894,746
Short-Term Investments	—	13,019,280	—	13,019,280

Total Value of Securities	$455,689,696	$13,514,658	$3,499,626	$472,703,980

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Level 3	Total
Convertible Preferred Stock	18.38%	10.12%	71.50%	100.00%

		Optimum Small-Mid Cap Value Fund
Securities	Level 1	Level 2	Total
Assets:
Common Stock	$434,391,029	$ —	$434,391,029
Short-Term Investments	—	7,864,345	7,864,345

Total Value of Securities	$434,391,029	$7,864,345	$442,255,374

Securities valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2017, the majority of Optimum International Fund’s common stock investments and a portion of Optimum Large Cap Growth Fund’s and Optimum Large Cap Value Fund’s common stock investments were categorized as Level 2.

During the six months ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Funds’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Funds’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. With the exception of Optimum Small-Mid Cap Growth Fund, management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to each Fund’s net assets at the beginning, interim, or end of the period. With the exception of Optimum Small-Mid Cap Growth Fund, management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period. There were no Level 3 investments during the six months ended Sept. 30, 2017 for Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Optimum Small-Mid Cap Growth Fund:

Convertible Preferred Stock
Beginning balance March 31, 2017	$4,584,960
Sales	(1,065,862)
Net realized gain	501,101
Transfers into Level 3	693,782
Transfers out of Level 3	(1,134,120)
Net change in unrealized depreciation	(80,235)

Ending balance Sept. 30, 2017	$3,499,626

Net change in unrealized depreciation from investments still held at the end of the period	$(184,152)

When market quotations are not readily available for one or more portfolio securities, the Funds’ NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Funds’ pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

Quantitative information about Level 3 fair value measurements for Optimum Small-Mid Cap Growth Fund are as follows:

Assets	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average Discounted Enterprise Value / Revenue Multiple
Convertible		Comparable company approach. Estimated value of retained portion of purchase price held in escrow for contingencies.	Enterprise value / revenue multiple Range of comparable companies.
Preferred Stock	$3,359,551			1.8x to 11.2x	6.4x

Convertible Preferred Stock	140,075		Value of retained portion to be delivered to shareholders 18 months after transaction closes, less 10% liquidity discount.	N/A	N/A

Total	$3,499,626

A significant change to the inputs may result in a significant change to the valuation.

(continues	)	119

Notes to financial statements

Optimum Fund Trust

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund

	Six months ended 9/30/17	Year ended 3/31/17	Six months ended 9/30/17	Year ended 3/31/17	Six months ended 9/30/17	Year ended 3/31/17
Shares sold:
Class A	194,165	277,152	29,481	55,487	63,331	102,264
Class C	298,266	762,019	36,282	164,385	78,632	359,119
Institutional Class	18,767,244	39,990,811	3,744,240	7,475,950	5,805,555	13,872,596
Shares issued upon reinvestment of dividends and distributions:
Class A	—	73,073	—	6,992	—	78,519
Class C	—	164,873	—	5,854	—	319,613
Institutional Class	—	4,107,100	—	513,028	—	2,831,952

	19,259,675	45,375,028	3,810,003	8,221,696	5,947,518	17,564,063

Shares redeemed:
Class A	(339,455)	(966,352)	(72,714)	(188,046)	(194,468)	(524,169)
Class C	(1,441,761)	(4,076,187)	(265,803)	(675,780)	(853,639)	(2,200,265)
Institutional Class	(16,349,861)	(62,330,129)	(4,848,369)	(14,653,443)	(7,554,483)	(27,022,876)

	(18,131,077)	(67,372,668)	(5,186,886)	(15,517,269)	(8,602,590)	(29,747,310)

Net increase (decrease)	1,128,598	(21,997,640)	(1,376,883)	(7,295,573)	(2,655,072)	(12,183,247)

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund

	Six months ended 9/30/17	Year ended 3/31/17	Six months ended 9/30/17	Year ended 3/31/17	Six months ended 9/30/17	Year ended 3/31/17
Shares sold:
Class A	63,852	103,359	13,336	35,937	11,033	30,413
Class C	87,724	333,639	21,131	97,187	16,977	57,348
Institutional Class	7,071,788	20,845,005	2,470,502	6,203,398	2,569,949	5,847,685
Shares issued upon reinvestment of dividends and distributions:
Class A	—	233,309	—	—	—	1,195
Class C	—	726,016	—	—	—	—
Institutional Class	—	9,693,331	—	—	—	159,920

	7,223,364	31,934,659	2,504,969	6,336,522	2,597,959	6,096,561

Shares redeemed:
Class A	(174,944)	(489,275)	(41,323)	(98,337)	(26,957)	(93,744)
Class C	(676,930)	(1,716,380)	(155,810)	(425,001)	(120,489)	(362,310)
Institutional Class	(6,873,160)	(26,278,928)	(2,966,696)	(14,415,539)	(2,476,317)	(14,304,324)

	(7,725,034)	(28,484,583)	(3,163,829)	(14,938,877)	(2,623,763)	(14,760,378)

Net increase (decrease)	(501,670)	3,450,076	(658,860)	(8,602,355)	(25,804)	(8,663,817)

Certain shareholders may exchange shares of one class for another class in the same Fund. There were no exchange transactions for the year ended March 31, 2017. For the six months ended Sept. 30, 2017, each Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.”

	Six months ended 9/30/17
	Exchange Redemptions Class A Shares	Exchange Subscriptions Institutional Class Shares	Value
Optimum Fixed Income Fund	10,541	10,541	$99,925
Optimum International Fund	2,018	2,002	26,451
Optimum Large Cap Growth Fund	5,634	5,327	99,779
Optimum Large Cap Value Fund	5,573	5,559	86,160
Optimum Small-Mid Cap Growth Fund	1,130	1,060	15,484
Optimum Small-Mid Cap Value Fund	756	716	10,373

5. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may also enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. During the six months ended Sept. 30, 2017, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not use foreign currency exchange contracts.

During the six months ended Sept. 30, 2017, Optimum Fixed Income Fund and Optimum Large Cap Growth Fund each used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies.

During the six months ended Sept. 30, 2017, Optimum International Fund and Optimum Large Cap Value Fund each used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Optimum International Fund also used foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended Sept. 30, 2017, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund held foreign currency exchange contracts which are reflected on the “Statements of operations” under “Net realized and unrealized gain (loss) on foreign currency exchange contracts.”

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the

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Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $1,221,000 cash and securities collateral valued at $3,188,023, as margin for open futures contracts. Securities collateral are presented on the “Schedules of investments” and cash collateral is presented on the “Statements of assets and liabilities” as “Cash collateral due from brokers.”

During the six months ended Sept. 30, 2017, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended Sept. 30, 2017, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to adjust the Fund’s overall exposure to certain markets, to receive premiums for writing options, and to manage the Fund’s exposure to changes in foreign currencies.

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2017, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2017, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at Sept. 30, 2017, the notional value of the protection sold was EUR 2,500,00 and USD 40,755,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2017, net unrealized appreciation of the protection sold was $1,233,042.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2017, Optimum Fixed Income Fund used CDS contracts to hedge against credit events, to enhance total return, and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At Sept. 30, 2017, for bilateral derivative contracts, Optimum Fixed Income Fund posted $1,710,000 in cash collateral for certain open derivatives, which is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Optimum Fixed Income Fund posted $1,629,330 cash collateral for certain centrally cleared derivatives. The Fund also posted $3,560,535 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts. Cash collateral is presented as “Cash collateral due from brokers” on the “Statements of assets and liabilities” and securities collateral is presented on the “Schedules of investments.” At Sept. 30, 2017, for

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Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

bilateral derivative contracts, the Fund received $540,000 in cash collateral. Cash collateral received is presented as “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments for Optimum Fixed Income Fund as of Sept. 30, 2017 were as follows:

	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest rate Contracts	Credit Contracts	Total
Unrealized appreciation of foreign currency exchange contracts	$610,609	$ —	$ —	$ 610,609
Variation margin due from broker on futures contracts*	—	2,019,220	—	2,019,220
Unrealized appreciation of swap contracts	—	2,679,817	1,391,005	4,070,822
Total	$610,609	$4,699,037	$1,391,005	$6,700,651

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Contracts	Credit Contracts	Total
Unrealized depreciation of foreign currency exchange contracts	$(1,417,877)	$ —	$ —	$(1,417,877)
Variation margin due from broker on futures contracts*	—	(4,193,702)	—	(4,193,702)
Options written, at value	—	(286,394)	—	(286,394)
Variation margin due to brokers on centrally cleared swap contracts	—	(116,824)	(17,188)	(134,012)
Unrealized depreciation of swap contracts	—	(1,075,226)	(427,290)	(1,502,516)

Total	$(1,417,877)	$(5,672,146)	$(444,478)	$(7,534,501)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Sept. 30, 2017. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on Optimum Fixed Income Fund’s “Statements of operations” for the six months ended Sept. 30, 2017 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(2,284,184)	$100,198	$ (23,692)	$—	$ 24,479	$(2,183,199)
Equity contracts	—	979,859	—	—	—	979,859
Interest rate contracts	—	3,632,013	(243,309)	477,949	(519,291)	3,347,362
Credit contracts	—	—		—	(360,355)	(360,355)

Total	$(2,284,184)	$4,712,070	$(267,001)	$477,949	$(855,167)	$1,783,667

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(1,072,947)	$(362,338)	$24,337	$—	$—	$(1,410,948)
Equity contracts	—	—	—	—	—	—
Interest rate contracts	—	(4,341,472)	(207,107)	160,363	358,902	(4,029,314)
Credit contracts	—	—	—	—	(669,239)	(669,239)

Total	$(1,072,947)	$(4,703,810)	$(182,770)	$160,363	$(310,337)	$(6,109,501)

Derivatives generally. The tables below summarize the average balance of derivative holdings by the Funds during the six months ended Sept. 30, 2017.

			Long Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
Foreign currency exchange contracts (average cost)	USD	49,002,703	USD	540,904	USD	66,730	USD	22,352
Futures contracts (average notional value)		553,281,162		—		—		—
Options contracts (average notional value)		473,538		—		—		—
CDS contracts (average notional value)*	USD	16,560,571		—		—		—
Interest rate swap contracts (average notional value)**	CAD	8,170,635		—		—		—
	MXN	82,271,429		—		—		—
	USD	27,900,000		—		—		—

			Short Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
Foreign currency exchange contracts (average cost)	USD	91,212,042	USD	469,418	USD	59,648	USD	—
Futures contracts (average notional value)		802,913,169		—		—		—
Options contracts (average notional value)		531,809		—		—		—
CDS contracts (average notional value)*	EUR	2,500,000		—		—		—
	USD	42,172,024		—		—		—
Interest rate swap contracts (average notional value)**		191,474,325		—		—		—

* Long represents buying protection and short represents selling protection.

** Long represents receiving fixed interest payments and short represents paying fixed interest payments.

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Notes to financial statements

Optimum Fund Trust

6. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At Sept. 30, 2017, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Optimum Fixed Income Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$422,484	$(288,101)	$134,383
BNP Paribas	37,115	(651,702)	(614,587)
BNY Mellon	—	(7)	(7)
Citigroup Global Markets	3,177	(117,711)	(114,534)
Credit Suisse First Boston	—	(4,181)	(4,181)
Deutsche Bank	980,103	—	980,103
Goldman Sachs	112,806	—	112,806
Hong Kong Shanghai Bank	—	(57,326)	(57,326)
JPMorgan Chase Bank	460,422	(73,817)	386,605
Morgan Stanley Capital	676,383	(840,616)	(164,233)
Toronto Dominion Bank	—	(225,651)	(225,651)
UBS	—	(48,586)	(48,586)

Total	$2,692,490	$(2,307,698)	$384,792

		Optimum Fixed Income Fund
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$134,383	$—	$ —	$—	$—	$134,383
BNP Paribas	(614,587)	—	—	—	614,587	—
BNY Mellon	(7)	—	—	—	—	(7)
Citigroup Global Markets	(114,534)	—	—	—	110,000	(4,534)
Credit Suisse
First Boston	(4,181)	—	—	—	—	(4,181)
Deutsche Bank	980,103	—	—	—	—	980,103
Goldman Sachs	112,806	—	—	—	—	112,806
Hong Kong Shanghai Bank	(57,326)	—	—	—	—	(57,326)
JPMorgan Chase Bank	386,605	—	(386,605)	—	—	—
Morgan Stanley Capital	(164,233)	—	—	—	164,233	—
Toronto Dominion Bank	(225,651)	—	—	—	225,651	—
UBS	(48,586)	—	—	—	—	(48,586)

Total	$384,792	$—	$(386,605)	$—	$1,114,471	$1,112,658

	Optimum Large Cap Growth Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Barclays Bank	$—	$(1,009)	$(1,009)

		Optimum Large Cap Growth Fund
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(b)
Barclays Bank	$(1,009)	$—	$—	$—	$—	$(1,009)

	Optimum Large Cap Value Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$2,146	$—	$2,146

		Optimum Large Cap Value Fund
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
JPMorgan Chase Bank	$2,146	$—	$—	$—	$—	$2,146

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Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

Master Repurchase Agreements

		Optimum Fixed Income Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)

Bank of America Merrill Lynch	$ 4,410,530	$ (4,410,530)	$—	$ (4,410,530)	$—
Bank of Montreal	11,026,326	(11,026,326)	—	(11,026,326)	—
BNP Paribas	9,645,609	(9,645,609)	—	(9,645,609)	—

Total	$25,082,465	$(25,082,465)	$—	$(25,082,465)	$—

		Optimum International Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)

Bank of America Merrill Lynch	$ 475,934	$ (475,934)	$—	$ (475,934)	$—
Bank of Montreal	1,189,836	(1,189,836)	—	(1,189,836)	—
BNP Paribas	1,040,845	(1,040,845)	—	(1,040,845)	—

Total	$2,706,615	$(2,706,615)	$—	$(2,706,615)	$—

		Optimum Large Cap Growth Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)

Bank of America Merrill Lynch	$ 3,649,172	$ (3,649,172)	$—	$ (3,649,172)	$—
Bank of Montreal	9,122,931	(9,122,931)	—	(9,122,931)	—
BNP Paribas	7,980,558	(7,980,558)	—	(7,980,558)	—

Total	$20,752,661	$(20,752,661)	$—	$(20,752,661)	$—

		Optimum Large Cap Value Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)

Bank of America Merrill Lynch	$ 2,343,180	$ (2,343,180)	$—	$ (2,343,180)	$—
Bank of Montreal	5,857,949	(5,857,949)	—	(5,857,949)	—
BNP Paribas	5,124,417	(5,124,417)	—	(5,124,417)	—

Total	$13,325,546	$(13,325,546)	$—	$(13,325,546)	$—

		Optimum Small-Mid Cap Growth Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)

Bank of America Merrill Lynch	$899,444	$(899,444)	$—	$(899,444)	$—
Bank of Montreal	2,248,610	(2,248,610)	—	(2,248,610)	—
BNP Paribas	1,967,039	(1,967,039)	—	(1,967,039)	—

Total	$5,115,093	$(5,115,093)	$—	$(5,115,093)	$—

		Optimum Small-Mid Cap Value Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)

Bank of America Merrill Lynch	$898,416	$(898,416)	$—	$(898,416)	$—
Bank of Montreal	2,246,040	(2,246,040)	—	(2,246,040)	—
BNP Paribas	1,964,791	(1,964,791)	—	(1,964,791)	—

Total	$5,109,247	$(5,109,247)	$—	$(5,109,247)	$—

Securities Lending

Securities lending transactions are entered into by Optimum International Fund under Master Securities Lending Agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of Sept. 30, 2017, the following table is a summary of Optimum International Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair value of Non-Cash Collateral Received	Net Exposure(b)

The Bank of New York Mellon	$20,814,375	$(14,034,900)	$(6,779,475)	$—

(a) The value of the related collateral exceeded the value of the repurchase agreements and securities lending transactions as of Sept. 30, 2017.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with

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Notes to financial statements

Optimum Fund Trust

7. Securities Lending (continued)

the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedules of investments.” Securities purchased with cash collateral are valued at the market value. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2017, Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund had no securities on loan.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of Sept. 30, 2017 for Optimum International Fund:

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 & 90 days	Over 90 days	Total
Common stock	$14,522,218	$—	$—	$—	$14,522,218

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2017. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

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Notes to financial statements

Optimum Fund Trust

8. Credit and Market Risk (continued)

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A, 4(a)(2) and restricted securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. General Motors Term Loan Litigation

Optimum Fixed Income Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice will likely lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $1,385,788 and an asset of $415,736 based on the expected recoveries to unsecured creditors as of Sept. 30, 2017 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

11. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

12. Subsequent Events

Effective Oct. 12, 2017, ClearBridge Investments, LLC (ClearBridge) replaced Fred Alger Management, Inc. (Alger) as a sub-advisor for Optimum Large Cap Growth Fund.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at a Meeting Held September 19–20, 2017

At a meeting held Sept. 19-20, 2017 (the “September Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”); (ii) approved a new Sub-Advisory Agreement between DMC and ClearBridge Investments LLC (“ClearBridge”) to replace Fred Alger Management, Inc. (“Alger”) as a sub-adviser to Optimum Large Cap Growth Fund, effective on or about October 6, 2017; and (iii) approved the continuation of Sub-Advisory Agreements for the existing sub-advisers of all the Funds, limited in the case of Alger until its replacement by ClearBridge and excluding Acadian Asset Management LLC (“Acadian”), which was approved at a Board meeting held June 21, 2017 (the “June Meeting”), as described in more detail below.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the September Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc., an independent third-party analyst and subsidiary of Broadridge Inc. (“Lipper”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).

In reaching its decision with respect to the Sub-Advisory Agreement with ClearBridge, the Board considered and reviewed information about ClearBridge, including its personnel, operations and financial condition, which had been provided by ClearBridge. The Board also reviewed material furnished by DMC (with the assistance of LPL), including: a memorandum from DMC reviewing the Sub-Advisory Agreement with, and the various services proposed to be rendered by, ClearBridge; research and analysis supporting DMC’s recommendation to hire ClearBridge for Optimum Large Cap Growth Fund; a description of the proposed sub-advisory fees under the Sub-Advisory Agreement with ClearBridge, along with fees that ClearBridge charges to other comparable accounts; information concerning Clearbridge’s organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to ClearBridge’s personnel, organization and policies; copies of ClearBridge’s Form ADV, compliance policies and procedures and its Code of Ethics; and a copy of the Sub-Advisory Agreement with ClearBridge.

In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. In this regard, the Independent Trustees reviewed with independent counsel their legal duties and obligations in connection with the approval and/or renewal of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The materials prepared by Management specifically in connection with the approval of the Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the September Meeting. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds (including the Sub-Advisory Agreement for ClearBridge but not including the Sub-Advisory Agreement for Acadian) were considered at the September Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at a Meeting Held September 19–20, 2017 (continued)

Nature, extent, and quality of services. Following discussions in this regard, the Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to Optimum Fixed Income Fund) to each of the Funds.

The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on presentations made by the sub-advisers’ portfolio managers (and DMC’s portfolio managers with respect to Optimum Fixed Income Fund) and reports of Management’s discussions with the sub-advisers, as well as certificates and materials furnished in connection with Board meetings and the contract renewals.

In considering the nature, extent and quality of the services to be provided by ClearBridge, the Board reviewed the services to be provided by ClearBridge pursuant to its Sub-Advisory Agreement, noting specifically that the Sub-Advisory Agreement with ClearBridge contains substantially similar provisions to those in the Sub-Advisory Agreement for Alger, except for the provisions relating to the fees. The Board reviewed materials provided by ClearBridge regarding the experience and qualifications of the personnel who will be responsible for managing the portion of Optimum Large Cap Growth Fund to be subadvised by ClearBridge. The Board also placed weight on the performance of a representative ClearBridge portfolio that utilized the investment process and parameters that would be employed by ClearBridge with respect to its portion of Optimum Large Cap Growth Fund (the “ClearBridge Account”). The Board also considered that ClearBridge would serve as a sub-adviser of the Fund along with T. Rowe Price Associates, Inc. (“T. Rowe Price”). In this regard, the Board considered the compatibility of the two sub-advisers’ investment philosophies and methodologies that they would each employ for the Fund.

Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the existing sub-advisers and ClearBridge to each Fund, as applicable, and its shareholders and was confident in the abilities of the existing sub-advisers and ClearBridge to provide quality services to the Funds and their shareholders.

Investment performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the September Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one year period ended June 30, 2017, as well as the three, five, and ten year periods ended on that date. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various calendar years and periods ended June 30, 2017. The Trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a Fund, as part of their evaluation of investment performance. In regards to the appointment of ClearBridge for Optimum Large Cap Growth Fund, the Board also reviewed the performance of the ClearBridge Account. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis in the second lowest performing quintile of its Performance Universe for the three year period, the lowest performing quintile of its Performance Universe for the five year period, and in the middle performing quintile of its Performance Universe for the previous ten year period. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the one year, three year, five year, and ten year periods ended June 30, 2017. The Board discussed with Management the reasons for the Fund’s relative underperformance versus the Fund’s Lipper Performance Universe for the three and five year periods but, given that the Fund’s comparative performance results had improved for the one year period and given that the Fund had consistently outperformed its benchmark, the Trustees found the overall performance results of the Fund to be acceptable.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the highest performing quintile of its Performance Universe for the one year period, and on an annualized basis to be in the second highest performing quintile of its Performance Universe for the three year period, and the middle quintile of its Performance Universe for the five year period, and the second lowest quintile of its Performance Universe for the ten year period. The Trustees discussed with Management the reasons for the relative underperformance for the ten year period. It was noted that Earnest Partners, LLC and Acadian had been appointed as the Fund’s sub-advisers in October 2013 and January 2015, respectively, and that the Fund’s comparative performance results had improved over more recent periods, including the one year period. The Trustees found the overall comparative performance results of the Fund to be acceptable.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the highest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the highest performing quintile of the Performance Universe for the three and five year periods, and the middle performing quintile for the ten year period. The Trustees found such overall comparative results to be satisfactory, but also noted Management’s recommendation to appoint ClearBridge as a sub-adviser to the Fund to replace Alger. In connection therewith, the Trustees reviewed a “combination analysis” showing various performance metrics that would have resulted from combining the performance of the ClearBridge Account with the performance of T. Rowe Price over various time periods. The Trustees also noted Management’s belief that, based on the combination analysis, ClearBridge’s approach to investing should add attractive diversification qualities and stronger style consistency in the large cap growth category for the Fund.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the lowest performing quintile of its Lipper Universe for each of the three, five, and ten year periods. The Trustees discussed with Management the reasons for the relative underperformance for the Fund and the steps taken to improve such performance. In particular, it was noted that Rothschild Asset Management Inc. (“Rothschild”) had been appointed as a sub-adviser to the Fund to replace Herndon Capital Management LLC in October 2016. The Board noted that one indication of improved performance was that the Fund had outperformed its benchmark on a gross performance basis for the one year period ended June 30, 2017. Although the Board was not satisfied with the comparative performance results of the Fund, the Board believed that Management was taking appropriate actions to improve performance, noting the appointment of Rothschild as a sub-adviser to the Fund, but intend to closely monitor future performance.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the lowest performing quintile of such Universe for the previous three and ten year periods, and the second lowest performing quintile of its Lipper Performance Universe for the five year period. The Trustees discussed with Management the reasons for the Fund’s relative underperformance and the steps taken to improve such performance. In particular, the Trustees and Management discussed the appointment in early 2016 of Columbus Circle Investors (“CCI”) and Peregrine Capital Management, Inc. (“Peregrine”) as sub-advisers to the Fund to replace the Fund’s two prior sub-advisers. The Trustees noted that both CCI and Peregrine had performed well since their appointments to the Fund and that the Fund’s comparative performance results had improved over various periods. The Board noted that the Fund had outperformed its benchmark on a gross performance basis for the one year period ended June 30, 2017. Although the Trustees were not satisfied with the historical comparative performance of the Fund and intend to closely monitor future performance, the Board believed that Management has taken appropriate actions to improve performance, noting the appointments of CCI and Peregrine as sub-advisers to the Fund.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Lipper Performance Universe for the one year period, and on an annualized basis to be in the lowest performing quintile of such Universe for the three, five, and ten year periods. The Trustees discussed with Management the reasons for the Fund’s relative underperformance and the steps recently taken to improve such performance. In particular, the Trustees and Management noted the appointment in early 2016 of LSV Asset Management (“LSV”) as a sub-adviser to the Fund to replace two of the Fund’s prior sub-advisers. The Trustees noted that LSV had performed well since its appointment to the Fund and that the Fund’s comparative performance results for the one year period had modestly improved. The Board noted that the Fund had outperformed its benchmark on a gross performance basis for the one year period ended June 30, 2017. Although the Board was not satisfied with the historical comparative performance for the Fund, the Board believed that

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at a Meeting Held September 19–20, 2017 (continued)

Management has taken appropriate actions to improve performance, noting the appointment of LSV as a sub-adviser to the Fund, but intends to closely monitor future performance.

Comparative expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each sub-adviser were the product of arms-length negotiations between DMC and each sub-adviser, and the Board considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each sub-adviser, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each Fund’s most recent annual report which reflects historical asset levels which may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report showed the actual total expenses and investment management fees (taking into account expense waivers) of each Fund to be the highest or towards the highest in its respective Lipper Expense Group. The Lipper Report also provided information on the actual total expenses (taking into account expense waivers) for each Fund versus a broader Lipper Expense Universe. This portion of the Lipper Report showed that the Funds’ actual total expense percentile rankings versus the Lipper Expense Universe improved as compared to the Funds’ rankings versus the Lipper Expense Group. The Board also noted the favorable impact of the Fee Restructuring (as defined below) on the Funds’ actual total expense ratios, including as compared to the Lipper Expense Universe.

In regards to considering the appropriateness of the sub-advisory fees to be charged by ClearBridge to the Large Cap Growth Fund, the Board was provided with a description of the fees to be charged by ClearBridge under its Sub-Advisory Agreement for the Fund, which showed them to be slightly lower than the sub-advisory fees charged by Alger under its respective Sub-Advisory Agreement at the Fund’s current amount of assets under management. The Board discussed the impact that the differences in such sub-advisory fees would have on DMC’s profitability for the Fund. The Board also was provided with information showing that ClearBridge’s sub-advisory fees for the Fund were competitive with those charged by ClearBridge to other comparable investment companies or accounts it advises, and was informed by Management that ClearBridge’s fees for the Fund were competitive with fees of other sub-advisers being considered as possible sub-advisers to the Fund. The Board also noted that the management fee paid by the Fund to DMC would stay the same at current asset levels.

The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 30, 2018. The Trustees also noted that Management had in recent years agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a recent fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”).

While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned fee restructurings.

DMC’s profitability; economies of scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the sub-advisers were the product of arms-length negotiations between DMC and each sub-adviser. Information about ClearBridge’s profitability from its relationship with the Large Cap Growth Fund was not available because it had not begun to provide services to the Fund. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from the Sarbanes-Oxley Act of 2002, the Dodd-Frank Wall Street Reform and Consumer Protection Act and recent US Securities and Exchange Commission and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers (including ClearBridge) in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.

Board Consideration of Optimum International Fund Sub-Advisory Agreement at Meeting Held June 21, 2017

At the June Meeting, the Board, including a majority of the Independent Trustees, approved a new Sub-Advisory Agreement between DMC and Acadian, under which Acadian would continue to serve as a sub-adviser to Optimum International Fund after the Transaction (as defined below). The decision to approve a new Sub-Advisory Agreement for Acadian arose from a possible “change of control” of Acadian, under applicable provisions of the Investment Company Act of 1940, following a series of transactions made by Acadian’s ultimate parent company that significantly reduced its indirect ownership interest in Acadian (collectively, the “Transaction”).

Because Acadian was an existing sub-adviser to Optimum International Fund, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings with respect to Acadian, as well as information furnished specifically for the contract approval proposed at the June Meeting. Information furnished at Board meetings throughout the year included: an analysis by Management (with the assistance of its consultant, LPL) of the investment performance of Acadian and the portion of the Optimum International Fund’s assets (i.e., “sleeve” of Optimum International Fund) it sub-advised; information comparing, among other things, the Optimum International Fund’s investment performance with those of other mutual funds deemed comparable by Lipper; and compliance reports and related certifications furnished by Acadian and Management. Material furnished specifically in connection with the June Meeting and the review of the Sub-Advisory Agreement for Acadian included: a memorandum from Management reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by Acadian; a description of Acadian’s proposed sub-advisory fees under the Sub-Advisory Agreement showing their competitiveness with the fees charged by Acadian to other comparable accounts; information concerning Acadian’s organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to Acadian’s personnel, organization and policies; copies of Acadian’s compliance policies and procedures and its Code of Ethics; a copy of the Sub-Advisory Agreement; and materials specifically discussing the Transaction.

In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. In this regard, the Independent Trustees reviewed with independent counsel their legal duties and obligations in connection with the approval of the Sub-Advisory Agreement for Acadian and discussed, in detail, the matters related to such approval. The materials prepared by Management specifically in connection with the approval of the Sub-Advisory Agreement were provided to the Independent Trustees in advance of the June Meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent and quality of the services to be provided by Acadian, the Board specifically considered that the Sub-Advisory Agreement for Acadian contains substantially similar provisions to those in the prior Acadian sub-advisory agreement for Optimum International Fund. The Board reviewed materials provided by Acadian regarding its experience and the qualifications of its personnel, and placed weight on Acadian’s representation that there were no planned changes with respect to Acadian’s personnel responsible for security selection and portfolio management of the portion of the Optimum International Fund’s assets managed by Acadian in connection with the Transaction. The quality of the services of Acadian was also considered primarily in respect to the investment performance of its sleeve of Optimum International Fund as described further in the “Investment Performance” section on the next page. The Board was also satisfied with the adherence by Acadian with the investment policies and restrictions of Optimum International Fund, as well as

(continues	)	137

Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum International Fund Sub-Advisory Agreement at Meeting Held June 21, 2017 (continued)

their adherence to various Fund compliance and other procedures. Based upon these considerations, the Board determined that the nature, extent and quality of the services to be provided by Acadian under the Sub-Advisory Agreement were satisfactory.

Investment performance. The Board placed significant emphasis on Acadian’s prior investment performance on its sleeve of Optimum International Fund. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to Acadian’s performance on its portion of Optimum International Fund to date relative to the Fund’s peers and benchmark. The Board was satisfied with such performance. As noted above, the Board placed weight on Acadian’s representation that there are no planned changes with respect to the Acadian personnel currently responsible for security selection and portfolio management of its portion of Optimum International Fund in connection with the Transaction. The Board believed such information and analysis evidenced the benefits to Optimum International Fund of retaining Acadian as a sub-adviser and the high quality of portfolio management services expected to be provided by Acadian under the Sub-Advisory Agreement.

Advisory fees; profitability; and economies of scale. The Board was provided with a description of the fees to be charged by Acadian under the Sub-Advisory Agreement which showed them to be identical to the sub-advisory fees from the prior Acadian sub-advisory agreement for Optimum International Fund. The Board also was provided with information showing that Acadian’s fees were competitive with those charged by Acadian to other comparable investment companies or accounts. The Board was informed that Acadian may receive certain fall-out benefits in connection with their relationship with Optimum International Fund, such as soft-dollar arrangements. The Board also noted that the management fee paid by Optimum International Fund to DMC would stay the same at current asset levels, and that Management’s profitability is not expected to be impacted following the re-approval of Acadian at current asset levels. The Board was also provided with profitability information with respect to the portion of Optimum International Fund sub-advised by Acadian. The Trustees recognized that, to the extent the Optimum International Fund’s assets increase, economies of scale may result in DMC realizing a larger profit margin on management services provided to the Fund. The Trustees also noted that economies of scale are shared with Optimum International Fund and its shareholders through investment management fee breakpoints so that as the Fund grows in size, its effective investment management fee rate declines. Based upon such facts, the Board believed that the fees to be charged by Acadian under the Sub-Advisory Agreement was fair and reasonable in relation to the services being provided.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Matt Audette

Chief Financial Officer and Managing

Director —

LPL Financial LLC

Shawn K. Lytle

President — Macquarie Investment

Management

Philadelphia, PA

Robert J. Christian

Private Investor

Durant Adams Hunter

Managing Partner — Ridgeway Partners

Pamela J. Moret

Private Investor

Stephen Paul Mullin

President — Econsult Solutions, Inc.

Robert A. Rudell

Private Investor

Jon Edward Socolofsky

Private Investor

Susan M. Stalnecker

Senior Advisor — Boston Consulting

Group

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel, and Secretary

Optimum Fund Trust

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Optimum Fund Trust

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Optimum Fund Trust

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series

of Macquarie Investment Management

Business Trust Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend

disbursing, and transfer agent

Delaware Investments Fund

Services Company

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 914-0278

For securities dealers

and financial institutions

representatives only

800 362-7500

Website

optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge (i) upon request, by calling 800 914-0278; (ii) on the Funds’ website at optimummutualfunds.com/literature; and (iii) on the SEC’s website at sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

139

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2017